Wilton Reassurance Life
Co of New York
Separate Account A

Financial Statements as of December 31, 2023 and for
the years ended December 31, 2023 and 2022 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Wilton Reassurance Life Co of New York and the contractholders of
Wilton Reassurance Life Co of New York Separate Account A

Opinion on the Financial Statements and Financial Highlight

We have audited the accompanying statement of net assets of each of the sub-accounts of Wilton Reassurance Life Co of New York Separate Account A (the “Account”) listed in Appendix A as of December 31, 2023, the related statement of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated in Appendix A and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts of the Account as of December 31, 2023, and the results of their operations, changes in their net assets, and the financial highlights for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Stamford, Connecticut
April 4, 2024

We have served as the auditor of Wilton Reassurance Life Co of New York Separate Account A since 1995.

Wilton Reassurance Life Company of New York Separate Account A                   APPENDIX A

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Alliance Bernstein VPS Relative Value Portfolio - Class B	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Alliance Bernstein VPS International Value Class B	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Alliance Bernstein VPS Large Cap Growth Class B	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Alliance Bernstein VPS Discovery Value Portfolio - Class B	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Allspring VT Index Asset Allocation Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Allspring VT Opportunity Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Academic Strategies Asset Allocation	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Advanced Strategies	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Balanced Asset Allocation*	—	—	—	—
AST BlackRock Global Strategies@	—	—	—	—
AST Bond Portfolio 2022^	—	—	—	—
AST Bond Portfolio 2023*	—	—	—	—
AST Bond Portfolio 2024*	—	—	—	—
AST Bond Portfolio 2025*	—	—	—	—
AST Bond Portfolio 2026*	—	—	—	—
AST Bond Portfolio 2027*	—	—	—	—
AST Bond Portfolio 2028*	—	—	—	—
AST Bond Portfolio 2029*	—	—	—	—
AST Bond Portfolio 2030*	—	—	—	—
AST Bond Portfolio 2031*	—	—	—	—
AST Bond Portfolio 2032*	—	—	—	—
AST Bond Portfolio 2033*	—	—	—	—
AST Bond Portfolio 2034^^	—	—	—	—
AST Capital Growth Asset Allocation*	—	—	—	—
AST ClearBridge Dividend Growth*	—	—	—	—
AST Cohen & Steers Global Realty@	—	—	—	—
AST Cohen & Steers Realty*	—	—	—	—
AST Core Fixed Income*	—	—	—	—
AST Emerging Markets Equity*	—	—	—	—
AST Global Bond*	—	—	—	—
AST Government Money Market	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST High Yield*	—	—	—	—
AST International Equity	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST International Value@	—	—	—	—
AST Investment Grade Bond*	—	—	—	—
AST J.P. Morgan Global Thematic*	—	—	—	—
AST J.P. Morgan International Equity@	—	—	—	—
AST J.P. Morgan Tactical Preservation Portfolio	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Large-Cap Core*	—	—	—	—
AST Large-Cap Growth Portfolio	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Large-Cap Value	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST MFS Global Equity*	—	—	—	—
AST MFS Growth Allocation@	—	—	—	—
AST Mid-Cap Growth	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Neuberger Berman/LSV Mid-Cap Value	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Preservation Asset Allocation	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Prudential Growth Allocation	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Quantitative Modeling*	—	—	—	—
AST Small-Cap Growth	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST Small-Cap Value*	—	—	—	—
AST T. Rowe Price Asset Allocation	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
AST T. Rowe Price Natural Resources*	—	—	—	—
AST Wellington Management Hedged Equity@	—	—	—	—
AST Western Asset Emerging Markets Debt@	—	—	—	—

Wilton Reassurance Life Company of New York Separate Account A                     APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
BNY Mellon Stock Index Fund, Inc.	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
BNY Mellon Sustainable U.S. Equity Portfolio, Inc	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
BNY Mellon VIF Appreciation Initial Shares	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
BNY Mellon VIF Government Money Market	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Delaware VIP Small Cap Value Series - Standard Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
DWS Capital Growth VIP - Class A*	—	—	—	—
DWS Core Equity VIP - Class A*	—	—	—	—
DWS CROCI® International VIP - Class A*	—	—	—	—
DWS Global Income Builder VIP - Class A*	—	—	—	—
DWS Global Small Cap VIP - Class A*	—	—	—	—
DWS Government Money Market VIP - Class A*	—	—	—	—
DWS Small Mid Cap Growth VIP - Class A*	—	—	—	—
Fidelity VIP II Contrafund - Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Contrafund Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Equity Income - Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Freedom 2010 - Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Freedom 2020 - Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Freedom 2030 - Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Freedom Income - Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Government Money Market - Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Government Money Market - Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Growth - Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Growth & Income Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Growth Opportunities Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP III Growth Opportunities - Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP High Income - Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP High Income Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP II Index 500 - Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Index 500 Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP II Investment Grade Bond - Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP III Mid Cap - Service Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Fidelity VIP Overseas - Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Franklin DynaTech VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Franklin Growth and Income VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Franklin Income VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Franklin Large Cap Growth VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Franklin Mutual Global Discovery VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Franklin Mutual Shares VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Franklin Small Cap Value VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Franklin U.S. Government Securities VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Goldman Sachs VIT Large Cap Value - Institutional Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Wilton Reassurance Life Company of New York Separate Account A                     APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Goldman Sachs VIT Mid Cap Value - Institutional Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Goldman Sachs VIT Small Cap Equity Insights - Institutional Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Goldman Sachs VIT U.S. Equity Insights - Institutional Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. American Franchise Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. American Franchise Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. American Value Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. American Value Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Capital Appreciation Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Capital Appreciation Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Comstock Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Comstock Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Conservative Balanced Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Core Equity Fund - Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Core Equity Fund - Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Core Plus Bond Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Core Plus Bond Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Discovery Mid Cap Growth Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Discovery Mid Cap Growth Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Diversified Dividend Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Diversified Dividend Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	For the Period April 29, 2022* to December 31, 2023
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	For the Period April 29, 2022* to December 31, 2023
Invesco V.I. Equity and Income Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Equity and Income Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. EQV International Equity Fund Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. EQV International Equity Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Global Core Equity Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Global Core Equity Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Global Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Global Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Global Strategic Income Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Global Strategic Income Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Government Money Market Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Government Money Market Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Government Securities Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Government Securities Series II*	—	—	—	—
Invesco V.I. Growth and Income Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

Wilton Reassurance Life Company of New York Separate Account A                     APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco V.I. High Yield Fund - Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. High Yield Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Main Street Mid Cap Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Main Street Mid Cap Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Main Street Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Main Street Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Main Street Small Cap Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Main Street Small Cap Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Technology Series I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Invesco V.I. Technology Series II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Lord Abbett Bond Debenture	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Lord Abbett Fundamental Equity	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Lord Abbett Growth and Income	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Lord Abbett Growth Opportunities	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Lord Abbett Mid Cap Stock	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
LVIP Delaware Smid Cap Core Series Standard Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MFS VIT High Yield Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MFS VIT Investors Trust Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MFS VIT New Discovery Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
MFS VIT Total Return Bond Initial Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Discovery Class I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Discovery Class II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Emerging Markets Debt Class II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Emerging Markets Equity Class I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Emerging Markets Equity Class II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Global Franchise Class II	December 31, 2023	For the Period January 1, 2023 to September 18, 2023#	For the Year Ended December 31, 2022 and for the Period January 1, 2023 to September 18, 2023#	Four Years Ended December 31, 2022 and for Period January 1, 2023 to September 18, 2023#
Morgan Stanley VIF Global Infrastructure Class I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Global Infrastructure Class II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Global Strategist Class I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Global Strategist Class II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Growth Class I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF Growth Class II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF U.S. Real Estate Class I	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIF U.S. Real Estate Class II	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Morgan Stanley VIS Income Plus Class X Shares	December 31, 2023	For the Period January 1, 2023 to July 28, 2023#	For the Year Ended December 31, 2022 and for the Period January 1, 2023 to July 28, 2023#	Four Years Ended December 31, 2022 and for the Period January 1, 2023 to July 28, 2023#

Wilton Reassurance Life Company of New York Separate Account A                     APPENDIX A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Morgan Stanley VIS Income Plus Class Y Shares	December 31, 2023	For the Period January 1, 2023 to July 28, 2023#	For the Year Ended December 31, 2022 and for the Period January 1, 2023 to July 28, 2023#	Four Years Ended December 31, 2022 and for Period January 1, 2023 to July 28, 2023#
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
PIMCO VIT Emerging Markets Bond Advisor Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
PIMCO VIT Real Return Advisor Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
PIMCO VIT Total Return Advisor Class	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Profund VP Consumer Staples*	—	—	—	—
ProFund VP Consumer Discretionary*	—	—	—	—
ProFund VP Financials*	—	—	—	—
ProFund VP Health Care*	—	—	—	—
ProFund VP Industrials*	—	—	—	—
ProFund VP Large-Cap Growth*	—	—	—	—
ProFund VP Large-Cap Value*	—	—	—	—
ProFund VP Mid-Cap Growth*	—	—	—	—
ProFund VP Mid-Cap Value*	—	—	—	—
ProFund VP Real Estate*	—	—	—	—
ProFund VP Small-Cap Growth*	—	—	—	—
ProFund VP Small-Cap Value*	—	—	—	—
ProFund VP Communication Services*	—	—	—	—
ProFund VP Utilities*	—	—	—	—
Putnam VT Core Equity Fund - Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Diversified Income Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Emerging Markets Equity Fund Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Focused International Equity Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT George Putnam Balanced Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Global Asset Allocation Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Global Health Care Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Government Money Market Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Large Cap Growth Fund - Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT High Yield Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Income Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT International Equity Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT International Value Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Large Cap Value Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Mortgage Securities Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Research Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Small Cap Growth Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Small Cap Value Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Sustainable Future Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Putnam VT Sustainable Leaders Class IB	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Templeton Developing Markets VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023
Templeton Foreign VIP Fund - Class 2	December 31, 2023	December 31, 2023	Two Years Ended December 31, 2023	Five Years Ended December 31, 2023

# represents the date sub-account ceased operations due to merger into another sub-account, and did not have net assets at December 31, 2023
* sub-account was available but did not have net assets at December 31, 2023 and did not have any activity for the year/ period ended December 31, 2023
^^ sub-account commenced operations on January 2, 2023, and did not have net assets at December 31, 2023 and did not have any activity for the year/ period ended December 31, 2023
@ sub-account ceased operations due to merger into another sub-account, did not have net assets at December 31, 2023 and did not have any activity for the year/ period ended December 31, 2023
^ sub-account ceased operations on January 4, 2023, and did not have net assets at December 31, 2023 and did not have any activity for the year/ period ended December 31, 2023

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Allspring VT
	VPS Discovery	VPS International	VPS Large	VPS Relative	Index
	Value Portfolio -	Value	Cap Growth	Value Portfolio -	Asset Allocation
	Class B	Class B	Class B	Class B	Class 2
ASSETS
Investments, at fair value	$395,593	$131,953	$1,321,380	$1,594,719	$180,457
Total assets	$395,593	$131,953	$1,321,380	$1,594,719	$180,457
NET ASSETS
Accumulation units	$395,593	$131,953	$1,312,073	$1,573,089	$180,457
Contracts in payout (annuitization) period	—	—	9,307	21,630	—
Total net assets	$395,593	$131,953	$1,321,380	$1,594,719	$180,457
FUND SHARE INFORMATION
Number of shares	22,683	8,970	19,734	55,411	9,660
Cost of investments	$391,697	$150,259	$1,148,583	$1,450,655	$152,493
UNIT VALUE (1)
Lowest	$47.72	$10.64	$30.14	$32.32	$30.34
Highest	$54.11	$11.92	$67.97	$43.43	$30.34

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Allspring VT
	VPS Discovery	VPS International	VPS Large	VPS Relative	Index
	Value Portfolio -	Value	Cap Growth	Value Portfolio -	Asset Allocation
	Class B	Class B	Class B	Class B	Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$2,993	$898	$—	$19,181	$1,605
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(6,082)	(2,054)	(18,722)	(22,275)	(1,915)
Administrative expense	(694)	(242)	(1,971)	(2,110)	(166)
Net investment income (loss)	(3,783)	(1,398)	(20,693)	(5,204)	(476)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	20,425	4,127	530,443	270,647	2,906
Cost of investments sold	21,429	4,891	533,852	244,417	2,619
Realized gains (losses) on fund shares:	(1,004)	(764)	(3,409)	26,230	287
Realized gain distributions	31,464	1	86,369	121,158	5,191
Net realized gains (losses)	30,460	(763)	82,960	147,388	5,478
Change in unrealized gains (losses)	24,692	17,254	309,109	5,235	18,896
Net realized and change in
unrealized gains (losses) on investments	55,152	16,491	392,069	152,623	24,374
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$51,369	$15,093	$371,376	$147,419	$23,898
(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

		AST
	Allspring VT	Academic	AST	AST	AST
	Opportunity	Strategies	Advanced	Government	International
	Class 2	Asset Allocation	Strategies	Money Market	Equity
ASSETS
Investments, at fair value	$36,389	$17,214	$24,154	$2,751	$2,282
Total assets	$36,389	$17,214	$24,154	$2,751	$2,282
NET ASSETS
Accumulation units	$36,389	$17,214	$24,154	$2,751	$2,282
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$36,389	$17,214	$24,154	$2,751	$2,282
FUND SHARE INFORMATION
Number of shares	1,401	955	929	2,751	90
Cost of investments	$30,658	$8,348	$9,772	$2,751	$680
UNIT VALUE (1)
Lowest	$22.20	$11.21	$16.95	$7.17	$12.58
Highest	$22.20	$18.04	$26.41	$9.77	$26.12

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

		AST
	Allspring VT	Academic	AST	AST	AST
	Opportunity	Strategies	Advanced	Government	International
	Class 2	Asset Allocation	Strategies	Money Market	Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$151	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(386)	(327)	(358)	(33)	(26)
Administrative expense	(33)	(25)	(34)	(4)	(4)
Net investment income (loss)	(419)	(352)	(392)	114	(30)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,994	1,391	409	2,718	34
Cost of investments sold	2,725	706	178	2,718	10
Realized gains (losses) on fund shares:	269	685	231	—	24
Realized gain distributions	2,873	—	—	—	—
Net realized gains (losses)	3,142	685	231	—	24
Change in unrealized gains (losses)	4,791	981	2,848	—	324
Net realized and change in
unrealized gains (losses) on investments	7,933	1,666	3,079	—	348
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$7,514	$1,314	$2,687	$114	$318
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

	AST				AST
	J.P. Morgan	AST			Neuberger
	Tactical	Large-Cap	AST	AST	Berman/LSV
	Preservation	Growth	Large-Cap	Mid-Cap	Mid-Cap
	Portfolio	Portfolio	Value	Growth	Value
ASSETS
Investments, at fair value	$17,026	$12,113	$4,157	$5,319	$7,389
Total assets	$17,026	$12,113	$4,157	$5,319	$7,389
NET ASSETS
Accumulation units	$17,026	$12,113	$4,157	$5,319	$7,389
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$17,026	$12,113	$4,157	$5,319	$7,389
FUND SHARE INFORMATION
Number of shares	733	167	87	361	154
Cost of investments	$9,942	$8,842	$3,928	$2,675	$2,332
UNIT VALUE (1)
Lowest	$12.58	$40.81	$18.69	$24.79	$21.25
Highest	$17.55	$68.16	$41.52	$40.18	$41.73

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	AST				AST
	J.P. Morgan	AST			Neuberger
	Tactical	Large-Cap	AST	AST	Berman/LSV
	Preservation	Growth	Large-Cap	Mid-Cap	Mid-Cap
	Portfolio	Portfolio	Value	Growth	Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(256)	(129)	(48)	(60)	(85)
Administrative expense	(24)	(16)	(7)	(7)	(11)
Net investment income (loss)	(280)	(145)	(55)	(67)	(96)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	292	165	62	76	108
Cost of investments sold	182	137	62	42	37
Realized gains (losses) on fund shares:	110	28	—	34	71
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	110	28	—	34	71
Change in unrealized gains (losses)	1,498	3,687	372	930	728
Net realized and change in
unrealized gains (losses) on investments	1,608	3,715	372	964	799
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,328	$3,570	$317	$897	$703
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

	AST	AST		AST
	Preservation	Prudential	AST	T. Rowe Price	BNY Mellon
	Asset	Growth	Small-Cap	Asset	Stock Index
	Allocation	Allocation	Growth	Allocation	Fund, Inc.
ASSETS
Investments, at fair value	$57,602	$44,296	$4,715	$61,418	$1,782,425
Total assets	$57,602	$44,296	$4,715	$61,418	$1,782,425
NET ASSETS
Accumulation units	$57,602	$44,296	$4,715	$61,418	$1,764,177
Contracts in payout (annuitization) period	—	—	—	—	18,248
Total net assets	$57,602	$44,296	$4,715	$61,418	$1,782,425
FUND SHARE INFORMATION
Number of shares	2,918	2,035	68	1,482	25,802
Cost of investments	$33,086	$38,633	$4,368	$53,532	$1,035,975
UNIT VALUE (1)
Lowest	$13.42	$13.88	$26.27	$17.24	$37.48
Highest	$17.90	$24.93	$46.81	$26.02	$37.48

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	AST	AST		AST
	Preservation	Prudential	AST	T. Rowe Price	BNY Mellon
	Asset	Growth	Small-Cap	Asset	Stock Index
	Allocation	Allocation	Growth	Allocation	Fund, Inc.
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$23,612
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(723)	(679)	(54)	(939)	(19,117)
Administrative expense	(81)	(64)	(7)	(89)	(1,663)
Net investment income (loss)	(804)	(743)	(61)	(1,028)	2,832
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	864	24,003	68	27,369	139,713
Cost of investments sold	527	22,507	74	25,702	89,245
Realized gains (losses) on fund shares:	337	1,496	(6)	1,667	50,468
Realized gain distributions	—	—	—	—	61,041
Net realized gains (losses)	337	1,496	(6)	1,667	111,509
Change in unrealized gains (losses)	5,771	4,945	694	6,800	246,399
Net realized and change in
unrealized gains (losses) on investments	6,108	6,441	688	8,467	357,908
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,304	$5,698	$627	$7,439	$360,740
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

	BNY Mellon			Delaware VIP
	Sustainable U.S.	BNY Mellon VIF	BNY Mellon VIF	Small Cap	Fidelity VIP
	Equity Portfolio,	Appreciation	Government	Value Series -	Contrafund
	Inc	Initial Shares	Money Market	Standard Class	Service Class 2
ASSETS
Investments, at fair value	$114,075	$106,250	$184,168	$633,415	$1,594,756
Total assets	$114,075	$106,250	$184,168	$633,415	$1,594,756
NET ASSETS
Accumulation units	$114,075	$106,250	$184,168	$627,063	$1,523,063
Contracts in payout (annuitization) period	—	—	—	6,352	71,693
Total net assets	$114,075	$106,250	$184,168	$633,415	$1,594,756
FUND SHARE INFORMATION
Number of shares	2,536	3,034	184,168	16,499	34,054
Cost of investments	$86,222	$107,986	$184,168	$507,456	$1,197,127
UNIT VALUE (1)
Lowest	$25.74	$38.74	$9.92	$68.24	$33.53
Highest	$25.74	$38.74	$9.92	$68.24	$48.41

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	BNY Mellon			Delaware VIP
	Sustainable U.S.	BNY Mellon VIF	BNY Mellon VIF	Small Cap	Fidelity VIP
	Equity Portfolio,	Appreciation	Government	Value Series -	Contrafund
	Inc	Initial Shares	Money Market	Standard Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$741	$841	$8,449	$6,328	$3,779
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(1,204)	(1,372)	(2,142)	(7,282)	(21,901)
Administrative expense	(105)	(119)	(186)	(633)	(2,795)
Net investment income (loss)	(568)	(650)	6,121	(1,587)	(20,917)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	36,981	85,770	108,192	102,392	150,733
Cost of investments sold	28,305	91,813	108,192	86,555	124,480
Realized gains (losses) on fund shares:	8,676	(6,043)	—	15,837	26,253
Realized gain distributions	11,904	11,215	—	27,955	53,695
Net realized gains (losses)	20,580	5,172	—	43,792	79,948
Change in unrealized gains (losses)	2,429	19,788	—	8,036	335,025
Net realized and change in
unrealized gains (losses) on investments	23,009	24,960	—	51,828	414,973
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$22,441	$24,310	$6,121	$50,241	$394,056
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Equity Income -	Freedom 2010 -	Freedom 2020 -	Freedom 2030 -	Freedom Income -
	Initial Class	Service Class 2	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments, at fair value	$895,154	$56,836	$2,003,501	$18,223	$576,939
Total assets	$895,154	$56,836	$2,003,501	$18,223	$576,939
NET ASSETS
Accumulation units	$891,239	$52,962	$2,003,501	$18,223	$576,939
Contracts in payout (annuitization) period	3,915	3,874	—	—	—
Total net assets	$895,154	$56,836	$2,003,501	$18,223	$576,939
FUND SHARE INFORMATION
Number of shares	36,022	5,066	161,573	1,195	52,833
Cost of investments	$802,085	$64,137	$2,174,593	$14,020	$633,585
UNIT VALUE (1)
Lowest	$35.73	$16.07	$17.78	$20.00	$13.16
Highest	$35.73	$18.22	$20.15	$22.67	$14.92

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Equity Income -	Freedom 2010 -	Freedom 2020 -	Freedom 2030 -	Freedom Income -
	Initial Class	Service Class 2	Service Class 2	Service Class 2	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$16,457	$2,063	$58,435	$387	$23,022
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(10,040)	(737)	(29,327)	(240)	(6,341)
Administrative expense	(873)	(105)	(3,672)	(33)	(1,089)
Net investment income (loss)	5,544	1,221	25,436	114	15,592
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	68,430	2,285	170,249	292	42,655
Cost of investments sold	64,446	2,709	190,286	239	47,443
Realized gains (losses) on fund shares:	3,984	(424)	(20,037)	53	(4,788)
Realized gain distributions	24,703	3,767	14,043	—	—
Net realized gains (losses)	28,687	3,343	(5,994)	53	(4,788)
Change in unrealized gains (losses)	40,891	(596)	172,173	1,880	23,943
Net realized and change in
unrealized gains (losses) on investments	69,578	2,747	166,179	1,933	19,155
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$75,122	$3,968	$191,615	$2,047	$34,747
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

	Fidelity VIP	Fidelity VIP		Fidelity VIP	Fidelity VIP
	Government	Government	Fidelity VIP	Growth	Growth
	Money Market -	Money Market -	Growth -	& Income	Opportunities
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
ASSETS
Investments, at fair value	$3,254,919	$1,570,648	$1,452,129	$33,858	$433,361
Total assets	$3,254,919	$1,570,648	$1,452,129	$33,858	$433,361
NET ASSETS
Accumulation units	$2,865,156	$1,543,985	$1,448,687	$33,858	$433,361
Contracts in payout (annuitization) period	389,763	26,663	3,442	—	—
Total net assets	$3,254,919	$1,570,648	$1,452,129	$33,858	$433,361
FUND SHARE INFORMATION
Number of shares	3,254,919	1,570,648	15,598	1,296	7,252
Cost of investments	$3,254,919	$1,570,647	$980,277	$22,801	$309,320
UNIT VALUE (1)
Lowest	$9.96	$8.81	$38.03	$34.70	$54.50
Highest	$10.58	$9.93	$41.88	$38.87	$54.50

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Fidelity VIP	Fidelity VIP		Fidelity VIP	Fidelity VIP
	Government	Government	Fidelity VIP	Growth	Growth
	Money Market -	Money Market -	Growth -	& Income	Opportunities
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$120,609	$54,158	$1,691	$473	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(31,565)	(17,507)	(15,217)	(438)	(4,236)
Administrative expense	(2,480)	(1,987)	(1,324)	(61)	(368)
Net investment income (loss)	86,564	34,664	(14,850)	(26)	(4,604)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	955,999	299,327	122,050	1,479	8,880
Cost of investments sold	955,999	299,327	89,748	1,024	7,619
Realized gains (losses) on fund shares:	—	—	32,302	455	1,261
Realized gain distributions	—	—	61,045	1,242	—
Net realized gains (losses)	—	—	93,347	1,697	1,261
Change in unrealized gains (losses)	1	(1)	308,942	3,191	135,799
Net realized and change in
unrealized gains (losses) on investments	1	(1)	402,289	4,888	137,060
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$86,565	$34,663	$387,439	$4,862	$132,456
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

					Fidelity VIP II
	Fidelity VIP	Fidelity VIP	Fidelity VIP II	Fidelity VIP II	Investment
	High Income -	High Income	Contrafund -	Index 500 -	Grade Bond -
	Initial Class	Service Class 2	Initial Class	Initial Class	Initial Class
ASSETS
Investments, at fair value	$148,470	$3,097	$1,334,553	$1,038,701	$244,967
Total assets	$148,470	$3,097	$1,334,553	$1,038,701	$244,967
NET ASSETS
Accumulation units	$148,470	$3,097	$1,334,553	$1,038,701	$244,967
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$148,470	$3,097	$1,334,553	$1,038,701	$244,967
FUND SHARE INFORMATION
Number of shares	32,276	707	27,443	2,249	21,931
Cost of investments	$176,372	$3,675	$958,095	$461,641	$284,303
UNIT VALUE (1)
Lowest	$20.35	$17.55	$52.17	$37.26	$19.43
Highest	$20.35	$19.66	$55.27	$37.26	$19.43

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

					Fidelity VIP II
	Fidelity VIP	Fidelity VIP	Fidelity VIP II	Fidelity VIP II	Investment
	High Income -	High Income	Contrafund -	Index 500 -	Grade Bond -
	Initial Class	Service Class 2	Initial Class	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$8,148	$170	$5,985	$14,092	$6,208
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(1,972)	(41)	(14,054)	(11,032)	(2,727)
Administrative expense	(172)	(5)	(1,222)	(959)	(237)
Net investment income (loss)	6,004	124	(9,291)	2,101	3,244
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	50,232	152	123,729	93,825	11,405
Cost of investments sold	60,241	187	97,250	46,116	13,481
Realized gains (losses) on fund shares:	(10,009)	(35)	26,479	47,709	(2,076)
Realized gain distributions	—	—	43,520	9,041	—
Net realized gains (losses)	(10,009)	(35)	69,999	56,750	(2,076)
Change in unrealized gains (losses)	18,085	154	276,287	152,921	10,331
Net realized and change in
unrealized gains (losses) on investments	8,076	119	346,286	209,671	8,255
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$14,080	$243	$336,995	$211,772	$11,499
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

	Fidelity VIP III
	Growth	Fidelity VIP III	Fidelity VIP	Fidelity VIP	Franklin
	Opportunities -	Mid Cap -	Index 500	Overseas -	DynaTech
	Service Class 2	Service Class 2	Service Class 2	Initial Class	VIP Fund - Class 2
ASSETS
Investments, at fair value	$370,051	$273,584	$1,346,278	$129,934	$24,377
Total assets	$370,051	$273,584	$1,346,278	$129,934	$24,377
NET ASSETS
Accumulation units	$370,051	$273,584	$1,334,800	$129,934	$24,377
Contracts in payout (annuitization) period	—	—	11,478	—	—
Total net assets	$370,051	$273,584	$1,346,278	$129,934	$24,377
FUND SHARE INFORMATION
Number of shares	6,381	7,887	2,957	5,032	5,709
Cost of investments	$377,735	$258,932	$764,274	$98,671	$35,217
UNIT VALUE (1)
Lowest	$54.35	$25.90	$34.32	$19.24	$36.43
Highest	$61.61	$39.95	$38.91	$19.98	$40.81

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Fidelity VIP III
	Growth	Fidelity VIP III	Fidelity VIP	Fidelity VIP	Franklin
	Opportunities -	Mid Cap -	Index 500	Overseas -	DynaTech
	Service Class 2	Service Class 2	Service Class 2	Initial Class	VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$997	$16,275	$1,279	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(4,009)	(4,277)	(16,705)	(1,516)	(360)
Administrative expense	(606)	(637)	(2,554)	(132)	(40)
Net investment income (loss)	(4,615)	(3,917)	(2,984)	(369)	(400)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	11,360	121,010	344,537	35,022	547
Cost of investments sold	14,026	123,839	314,207	29,405	981
Realized gains (losses) on fund shares:	(2,666)	(2,829)	30,330	5,617	(434)
Realized gain distributions	—	7,696	13,954	323	—
Net realized gains (losses)	(2,666)	4,867	44,284	5,940	(434)
Change in unrealized gains (losses)	120,202	32,313	249,523	17,256	7,930
Net realized and change in
unrealized gains (losses) on investments	117,536	37,180	293,807	23,196	7,496
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$112,921	$33,263	$290,823	$22,827	$7,096
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

	Franklin		Franklin	Franklin
	Growth	Franklin	Large Cap	Mutual Global	Franklin
	and Income	Income	Growth	Discovery	Mutual Shares
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
ASSETS
Investments, at fair value	$3,741,536	$5,008,691	$4,372,417	$561,294	$3,462,337
Total assets	$3,741,536	$5,008,691	$4,372,417	$561,294	$3,462,337
NET ASSETS
Accumulation units	$3,641,639	$4,966,858	$4,294,356	$553,979	$3,376,782
Contracts in payout (annuitization) period	99,897	41,833	78,061	7,315	85,555
Total net assets	$3,741,536	$5,008,691	$4,372,417	$561,294	$3,462,337
FUND SHARE INFORMATION
Number of shares	592,953	352,725	237,890	30,538	225,854
Cost of investments	$5,136,557	$5,242,402	$4,254,103	$567,617	$3,751,902
UNIT VALUE (1)
Lowest	$26.22	$20.41	$33.90	$21.65	$20.38
Highest	$42.97	$25.26	$38.95	$30.79	$32.57

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Franklin		Franklin	Franklin
	Growth	Franklin	Large Cap	Mutual Global	Franklin
	and Income	Income	Growth	Discovery	Mutual Shares
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$82,806	$257,413	$—	$13,095	$62,913
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(48,891)	(64,735)	(54,166)	(6,972)	(44,565)
Administrative expense	(7,182)	(8,623)	(7,964)	(1,008)	(6,308)
Net investment income (loss)	26,733	184,055	(62,130)	5,115	12,040
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	593,626	754,182	1,068,982	45,168	371,849
Cost of investments sold	849,998	808,855	1,205,036	46,845	406,177
Realized gains (losses) on fund shares:	(256,372)	(54,673)	(136,054)	(1,677)	(34,328)
Realized gain distributions	200,847	312,067	126,520	28,498	289,568
Net realized gains (losses)	(55,525)	257,394	(9,534)	26,821	255,240
Change in unrealized gains (losses)	296,107	(104,246)	1,437,310	58,984	109,863
Net realized and change in
unrealized gains (losses) on investments	240,582	153,148	1,427,776	85,805	365,103
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$267,315	$337,203	$1,365,646	$90,920	$377,143

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

			Goldman Sachs	Goldman Sachs	Goldman Sachs
		Franklin	VIT Large	VIT Mid	VIT Small Cap
	Franklin	U.S. Government	Cap Value -	Cap Value -	Equity Insights -
	Small Cap Value	Securities	Institutional	Institutional	Institutional
	VIP Fund - Class 2	VIP Fund - Class 2	Class	Class	Class
ASSETS
Investments, at fair value	$2,335,743	$1,058,625	$18,070	$59,244	$43,356
Total assets	$2,335,743	$1,058,625	$18,070	$59,244	$43,356
NET ASSETS
Accumulation units	$2,315,779	$1,054,823	$18,070	$59,244	$43,356
Contracts in payout (annuitization) period	19,964	3,802	—	—	—
Total net assets	$2,335,743	$1,058,625	$18,070	$59,244	$43,356
FUND SHARE INFORMATION
Number of shares	176,017	102,184	2,144	3,700	3,531
Cost of investments	$2,566,211	$1,207,635	$20,614	$59,583	$45,102
UNIT VALUE (1)
Lowest	$30.59	$10.24	$24.56	$32.51	$26.98
Highest	$59.09	$12.05	$27.52	$36.42	$30.22

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

			Goldman Sachs	Goldman Sachs	Goldman Sachs
		Franklin	VIT Large	VIT Mid	VIT Small Cap
	Franklin	U.S. Government	Cap Value -	Cap Value -	Equity Insights -
	Small Cap Value	Securities	Institutional	Institutional	Institutional
	VIP Fund - Class 2	VIP Fund - Class 2	Class	Class	Class
NET INVESTMENT INCOME (LOSS)
Dividends	$11,723	$29,031	$303	$571	$410
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(30,259)	(14,504)	(233)	(939)	(662)
Administrative expense	(4,315)	(2,058)	(32)	(104)	(74)
Net investment income (loss)	(22,851)	12,469	38	(472)	(326)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	339,701	183,261	464	1,180	1,267
Cost of investments sold	396,962	218,753	527	1,255	1,414
Realized gains (losses) on fund shares:	(57,261)	(35,492)	(63)	(75)	(147)
Realized gain distributions	127,093	—	1,531	1,407	—
Net realized gains (losses)	69,832	(35,492)	1,468	1,332	(147)
Change in unrealized gains (losses)	191,648	53,079	334	4,197	6,841
Net realized and change in
unrealized gains (losses) on investments	261,480	17,587	1,802	5,529	6,694
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$238,629	$30,056	$1,840	$5,057	$6,368
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

	Goldman Sachs
	VIT U.S.	Invesco V.I.	Invesco V.I.
	Equity Insights -	American	American	Invesco V.I.	Invesco V.I.
	Institutional	Franchise	Franchise	American Value	American Value
	Class	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$38,699	$5,859,172	$1,505,537	$2,433,255	$1,862,726
Total assets	$38,699	$5,859,172	$1,505,537	$2,433,255	$1,862,726
NET ASSETS
Accumulation units	$38,699	$5,693,633	$1,505,537	$2,288,690	$1,836,772
Contracts in payout (annuitization) period	—	165,539	—	144,565	25,954
Total net assets	$38,699	$5,859,172	$1,505,537	$2,433,255	$1,862,726
FUND SHARE INFORMATION
Number of shares	1,982	99,375	28,294	174,053	135,668
Cost of investments	$32,854	$5,035,448	$1,455,005	$2,710,869	$1,953,126
UNIT VALUE (1)
Lowest	$35.42	$20.82	$32.88	$11.42	$11.33
Highest	$39.68	$59.06	$55.47	$51.01	$53.41

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Goldman Sachs
	VIT U.S.	Invesco V.I.	Invesco V.I.
	Equity Insights -	American	American	Invesco V.I.	Invesco V.I.
	Institutional	Franchise	Franchise	American Value	American Value
	Class	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$248	$—	$—	$14,403	$6,607
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(520)	(63,759)	(19,497)	(28,579)	(24,576)
Administrative expense	(67)	(5,433)	(2,026)	(2,692)	(3,178)
Net investment income (loss)	(339)	(69,192)	(21,523)	(16,868)	(21,147)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,083	773,806	127,614	345,714	194,650
Cost of investments sold	1,013	738,218	131,897	376,641	193,589
Realized gains (losses) on fund shares:	70	35,588	(4,283)	(30,927)	1,061
Realized gain distributions	—	122,132	33,175	472,808	367,963
Net realized gains (losses)	70	157,720	28,892	441,881	369,024
Change in unrealized gains (losses)	7,238	1,695,246	428,402	(120,234)	(123,048)
Net realized and change in
unrealized gains (losses) on investments	7,308	1,852,966	457,294	321,647	245,976
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$6,969	$1,783,774	$435,771	$304,779	$224,829
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Capital	Capital	Invesco V.I.	Invesco V.I.	Conservative
	Appreciation	Appreciation	Comstock	Comstock	Balanced
	Series I	Series II	Series I	Series II	Series II
ASSETS
Investments, at fair value	$678,490	$5,300,607	$901,046	$4,882,927	$1,339,242
Total assets	$678,490	$5,300,607	$901,046	$4,882,927	$1,339,242
NET ASSETS
Accumulation units	$678,490	$5,207,084	$876,772	$4,830,532	$1,320,940
Contracts in payout (annuitization) period	—	93,523	24,274	52,395	18,302
Total net assets	$678,490	$5,300,607	$901,046	$4,882,927	$1,339,242
FUND SHARE INFORMATION
Number of shares	14,414	118,741	45,808	249,383	88,750
Cost of investments	$630,170	$5,194,016	$710,090	$3,822,725	$1,319,609
UNIT VALUE (1)
Lowest	$29.28	$33.55	$38.10	$28.68	$13.26
Highest	$29.28	$47.12	$46.50	$46.24	$21.10

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Capital	Capital	Invesco V.I.	Invesco V.I.	Conservative
	Appreciation	Appreciation	Comstock	Comstock	Balanced
	Series I	Series II	Series I	Series II	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$15,688	$73,395	$22,584
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(6,838)	(62,605)	(10,905)	(69,255)	(18,188)
Administrative expense	(595)	(9,198)	(868)	(8,795)	(2,518)
Net investment income (loss)	(7,433)	(71,803)	3,915	(4,655)	1,878
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	33,786	686,022	143,554	1,006,941	204,684
Cost of investments sold	38,990	778,564	105,377	727,333	207,308
Realized gains (losses) on fund shares:	(5,204)	(92,542)	38,177	279,608	(2,624)
Realized gain distributions	—	—	96,567	528,569	—
Net realized gains (losses)	(5,204)	(92,542)	134,744	808,177	(2,624)
Change in unrealized gains (losses)	185,271	1,549,345	(48,182)	(320,337)	135,799
Net realized and change in
unrealized gains (losses) on investments	180,067	1,456,803	86,562	487,840	133,175
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$172,634	$1,385,000	$90,477	$483,185	$135,053
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

					Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery Mid
	Core Equity Fund -	Core Equity Fund -	Core Plus Bond	Core Plus Bond	Cap Growth
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$3,127,222	$22,693	$385,819	$2,054,974	$806,695
Total assets	$3,127,222	$22,693	$385,819	$2,054,974	$806,695
NET ASSETS
Accumulation units	$3,056,553	$22,693	$385,294	$2,020,557	$801,718
Contracts in payout (annuitization) period	70,669	—	525	34,417	4,977
Total net assets	$3,127,222	$22,693	$385,819	$2,054,974	$806,695
FUND SHARE INFORMATION
Number of shares	106,768	779	67,216	362,429	12,843
Cost of investments	$2,990,423	$21,319	$432,605	$2,099,513	$835,713
UNIT VALUE (1)
Lowest	$22.02	$24.68	$13.95	$9.72	$12.96
Highest	$52.29	$33.11	$17.58	$14.50	$22.13

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

					Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery Mid
	Core Equity Fund -	Core Equity Fund -	Core Plus Bond	Core Plus Bond	Cap Growth
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$22,961	$101	$9,759	$50,632	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(36,718)	(351)	(4,429)	(27,360)	(10,911)
Administrative expense	(3,128)	(33)	(378)	(3,930)	(896)
Net investment income (loss)	(16,885)	(283)	4,952	19,342	(11,807)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	564,443	7,456	32,972	369,686	249,317
Cost of investments sold	576,985	9,349	37,743	387,832	288,655
Realized gains (losses) on fund shares:	(12,542)	(1,893)	(4,771)	(18,146)	(39,338)
Realized gain distributions	74,097	504	—	—	—
Net realized gains (losses)	61,555	(1,389)	(4,771)	(18,146)	(39,338)
Change in unrealized gains (losses)	573,066	5,666	17,838	82,571	146,925
Net realized and change in
unrealized gains (losses) on investments	634,621	4,277	13,067	64,425	107,587
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$617,736	$3,994	$18,019	$83,767	$95,780
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Discovery Mid	Diversified	Diversified	Equally-Weighted	Equally-Weighted
	Cap Growth	Dividend	Dividend	S&P 500 Fund -	S&P 500 Fund -
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$1,955,022	$5,090,690	$616,183	$2,593,556	$1,614,034
Total assets	$1,955,022	$5,090,690	$616,183	$2,593,556	$1,614,034
NET ASSETS
Accumulation units	$1,947,335	$4,776,941	$616,183	$2,504,634	$1,614,035
Contracts in payout (annuitization) period	7,687	313,749	—	88,921	—
Total net assets	$1,955,022	$5,090,690	$616,183	$2,593,555	$1,614,035
FUND SHARE INFORMATION
Number of shares	36,197	210,012	25,685	98,915	64,125
Cost of investments	$2,254,311	$4,248,451	$471,935	$2,706,361	$1,694,133
UNIT VALUE (1)
Lowest	$12.74	$32.77	$25.55	$10.76	$10.64
Highest	$47.17	$102.57	$34.44	$10.91	$10.75

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Discovery Mid	Diversified	Diversified	Equally-Weighted	Equally-Weighted
	Cap Growth	Dividend	Dividend	S&P 500 Fund -	S&P 500 Fund -
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$97,837	$10,353	$33,485	$17,990
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(25,983)	(61,011)	(8,148)	(32,285)	(26,034)
Administrative expense	(3,474)	(4,937)	(750)	(2,461)	(2,784)
Net investment income (loss)	(29,457)	31,889	1,455	(1,261)	(10,828)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	242,915	439,262	59,292	332,263	640,833
Cost of investments sold	299,814	355,630	44,222	344,959	665,499
Realized gains (losses) on fund shares:	(56,899)	83,632	15,070	(12,696)	(24,666)
Realized gain distributions	—	402,922	49,174	178,064	115,629
Net realized gains (losses)	(56,899)	486,554	64,244	165,368	90,963
Change in unrealized gains (losses)	288,058	(159,687)	(23,986)	132,393	118,169
Net realized and change in
unrealized gains (losses) on investments	231,159	326,867	40,258	297,761	209,132
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$201,702	$358,756	$41,713	$296,500	$198,304
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Equity	EQV International	EQV International	Global
	and Income	and Income	Equity Fund	Equity	Core Equity
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$1,390,017	$851,829	$848,442	$40,489	$1,002,796
Total assets	$1,390,017	$851,829	$848,442	$40,489	$1,002,796
NET ASSETS
Accumulation units	$1,213,407	$848,812	$828,821	$40,489	$856,473
Contracts in payout (annuitization) period	176,610	3,017	19,621	—	146,323
Total net assets	$1,390,017	$851,829	$848,442	$40,489	$1,002,796
FUND SHARE INFORMATION
Number of shares	84,346	52,068	24,888	1,210	103,702
Cost of investments	$1,405,778	$798,198	$698,070	$37,365	$931,147
UNIT VALUE (1)
Lowest	$19.27	$19.75	$19.16	$12.98	$23.96
Highest	$47.11	$35.40	$36.35	$29.66	$42.89

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Equity	EQV International	EQV International	Global
	and Income	and Income	Equity Fund	Equity	Core Equity
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$26,710	$14,233	$1,668	$—	$5,423
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(16,849)	(12,648)	(10,350)	(584)	(11,728)
Administrative expense	(1,383)	(1,526)	(871)	(36)	(938)
Net investment income (loss)	8,478	59	(9,553)	(620)	(7,243)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	318,737	175,693	163,533	621	80,368
Cost of investments sold	323,356	165,886	145,443	617	82,141
Realized gains (losses) on fund shares:	(4,619)	9,807	18,090	4	(1,773)
Realized gain distributions	69,949	43,210	625	29	697
Net realized gains (losses)	65,330	53,017	18,715	33	(1,076)
Change in unrealized gains (losses)	47,558	15,473	125,071	6,018	180,833
Net realized and change in
unrealized gains (losses) on investments	112,888	68,490	143,786	6,051	179,757
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$121,366	$68,549	$134,233	$5,431	$172,514
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Global	Invesco V.I.	Invesco V.I.	Global	Global
	Core Equity	Global	Global	Strategic Income	Strategic Income
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$180,507	$540,621	$1,083,231	$434,439	$4,153,596
Total assets	$180,507	$540,621	$1,083,231	$434,439	$4,153,596
NET ASSETS
Accumulation units	$180,507	$540,621	$1,076,784	$433,529	$4,032,573
Contracts in payout (annuitization) period	—	—	6,447	910	121,023
Total net assets	$180,507	$540,621	$1,083,231	$434,439	$4,153,596
FUND SHARE INFORMATION
Number of shares	18,628	14,787	30,514	101,268	939,728
Cost of investments	$163,190	$484,597	$1,030,706	$492,955	$4,765,603
UNIT VALUE (1)
Lowest	$20.04	$37.31	$30.81	$4.25	$12.44
Highest	$25.06	$37.31	$55.48	$21.06	$18.36

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Global	Invesco V.I.	Invesco V.I.	Global	Global
	Core Equity	Global	Global	Strategic Income	Strategic Income
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$503	$1,114	$—	$—	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(2,314)	(5,529)	(13,089)	(4,857)	(57,198)
Administrative expense	(233)	(481)	(1,913)	(422)	(8,225)
Net investment income (loss)	(2,044)	(4,896)	(15,002)	(5,279)	(65,423)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	20,579	28,716	169,513	24,285	907,388
Cost of investments sold	20,094	27,434	168,460	28,811	1,090,867
Realized gains (losses) on fund shares:	485	1,282	1,053	(4,526)	(183,479)
Realized gain distributions	126	56,324	117,285	—	—
Net realized gains (losses)	611	57,606	118,338	(4,526)	(183,479)
Change in unrealized gains (losses)	33,058	83,719	180,953	40,767	540,997
Net realized and change in
unrealized gains (losses) on investments	33,669	141,325	299,291	36,241	357,518
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$31,625	$136,429	$284,289	$30,962	$292,095
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Government	Growth	Invesco V.I.
	Money Market	Money Market	Securities	and Income	High Yield Fund -
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$151,922	$15	$453,343	$2,615,963	$377,989
Total assets	$151,922	$15	$453,343	$2,615,963	$377,989
NET ASSETS
Accumulation units	$151,066	$15	$453,343	$2,584,290	$370,701
Contracts in payout (annuitization) period	856	—	—	31,673	7,288
Total net assets	$151,922	$15	$453,343	$2,615,963	$377,989
FUND SHARE INFORMATION
Number of shares	151,922	15	43,929	138,631	80,595
Cost of investments	$151,922	$15	$511,532	$2,597,066	$432,028
UNIT VALUE (1)
Lowest	$8.97	$8.59	$12.34	$27.54	$18.73
Highest	$11.60	$9.49	$16.83	$46.93	$35.12

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Government	Growth	Invesco V.I.
	Money Market	Money Market	Securities	and Income	High Yield Fund -
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$7,248	$—	$9,304	$33,443	$19,192
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(2,103)	—	(4,997)	(35,274)	(4,441)
Administrative expense	(149)	—	(446)	(5,004)	(366)
Net investment income (loss)	4,996	—	3,861	(6,835)	14,385
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	16,025	—	31,139	735,815	32,405
Cost of investments sold	16,025	—	35,362	692,186	37,853
Realized gains (losses) on fund shares:	—	—	(4,223)	43,629	(5,448)
Realized gain distributions	—	—	—	327,089	—
Net realized gains (losses)	—	—	(4,223)	370,718	(5,448)
Change in unrealized gains (losses)	—	—	15,459	(83,219)	21,969
Net realized and change in
unrealized gains (losses) on investments	—	—	11,236	287,499	16,521
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,996	$—	$15,097	$280,664	$30,906
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street	Invesco V.I.	Invesco V.I.
	High Yield	Mid Cap	Mid Cap	Main Street	Main Street
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$332,907	$384,929	$37,760	$1,253,040	$7,182,175
Total assets	$332,907	$384,929	$37,760	$1,253,040	$7,182,175
NET ASSETS
Accumulation units	$324,591	$384,535	$37,760	$1,245,697	$7,060,099
Contracts in payout (annuitization) period	8,316	394	—	7,343	122,076
Total net assets	$332,907	$384,929	$37,760	$1,253,040	$7,182,175
FUND SHARE INFORMATION
Number of shares	71,902	39,319	4,021	68,773	404,174
Cost of investments	$391,387	$430,851	$42,924	$1,414,370	$8,343,216
UNIT VALUE (1)
Lowest	$11.23	$29.21	$25.56	$32.84	$31.91
Highest	$24.75	$41.08	$32.76	$32.84	$47.64

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street	Invesco V.I.	Invesco V.I.
	High Yield	Mid Cap	Mid Cap	Main Street	Main Street
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$16,274	$1,058	$14	$10,033	$33,855
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(5,051)	(4,453)	(556)	(13,740)	(88,988)
Administrative expense	(573)	(364)	(37)	(1,195)	(13,377)
Net investment income (loss)	10,650	(3,759)	(579)	(4,902)	(68,510)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	12,835	22,127	589	122,203	1,300,157
Cost of investments sold	15,437	27,141	724	141,218	1,582,726
Realized gains (losses) on fund shares:	(2,602)	(5,014)	(135)	(19,015)	(282,569)
Realized gain distributions	—	—	—	81,577	483,374
Net realized gains (losses)	(2,602)	(5,014)	(135)	62,562	200,805
Change in unrealized gains (losses)	16,166	53,760	4,750	178,869	1,226,588
Net realized and change in
unrealized gains (losses) on investments	13,564	48,746	4,615	241,431	1,427,393
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$24,214	$44,987	$4,036	$236,529	$1,358,883
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

	Invesco V.I.	Invesco V.I.
	Main Street	Main Street	Invesco V.I.	Invesco V.I.
	Small Cap	Small Cap	Technology	Technology	Lord Abbett
	Series I	Series II	Series I	Series II	Bond Debenture
ASSETS
Investments, at fair value	$442,229	$2,506,195	$429,909	$211,231	$1,759,864
Total assets	$442,229	$2,506,195	$429,909	$211,231	$1,759,864
NET ASSETS
Accumulation units	$442,229	$2,446,735	$408,562	$211,231	$1,705,366
Contracts in payout (annuitization) period	—	59,460	21,347	—	54,498
Total net assets	$442,229	$2,506,195	$429,909	$211,231	$1,759,864
FUND SHARE INFORMATION
Number of shares	16,434	95,293	23,238	13,318	170,529
Cost of investments	$353,755	$2,035,649	$460,491	$299,686	$1,955,177
UNIT VALUE (1)
Lowest	$47.66	$36.00	$43.34	$40.80	$18.53
Highest	$47.66	$65.13	$48.77	$44.59	$21.38

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.
	Main Street	Main Street	Invesco V.I.	Invesco V.I.
	Small Cap	Small Cap	Technology	Technology	Lord Abbett
	Series I	Series II	Series I	Series II	Bond Debenture
NET INVESTMENT INCOME (LOSS)
Dividends	$4,703	$22,711	$—	$—	$75,605
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(4,773)	(32,070)	(4,992)	(2,555)	(19,647)
Administrative expense	(415)	(4,718)	(383)	(179)	(2,940)
Net investment income (loss)	(485)	(14,077)	(5,375)	(2,734)	53,018
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	44,748	470,626	65,796	2,731	311,924
Cost of investments sold	39,314	421,609	79,126	4,565	355,224
Realized gains (losses) on fund shares:	5,434	49,017	(13,330)	(1,834)	(43,300)
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	5,434	49,017	(13,330)	(1,834)	(43,300)
Change in unrealized gains (losses)	60,005	333,218	159,382	69,540	63,844
Net realized and change in
unrealized gains (losses) on investments	65,439	382,235	146,052	67,706	20,544
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$64,954	$368,158	$140,677	$64,972	$73,562

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

					LVIP Delaware
	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Smid Cap
	Fundamental	Growth	Growth	Mid Cap	Core Series
	Equity	and Income	Opportunities	Stock	Standard Class
ASSETS
Investments, at fair value	$711,818	$972,502	$707,467	$1,568,768	$370,225
Total assets	$711,818	$972,502	$707,467	$1,568,768	$370,225
NET ASSETS
Accumulation units	$711,818	$963,692	$698,416	$1,542,767	$370,225
Contracts in payout (annuitization) period	—	8,810	9,051	26,001	—
Total net assets	$711,818	$972,502	$707,467	$1,568,768	$370,225
FUND SHARE INFORMATION
Number of shares	42,395	26,969	79,312	60,829	14,484
Cost of investments	$687,943	$874,438	$984,599	$1,341,753	$335,879
UNIT VALUE (1)
Lowest	$28.64	$24.25	$31.12	$22.94	$38.66
Highest	$33.68	$28.76	$36.90	$27.57	$38.66

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

					LVIP Delaware
	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Smid Cap
	Fundamental	Growth	Growth	Mid Cap	Core Series
	Equity	and Income	Opportunities	Stock	Standard Class
NET INVESTMENT INCOME (LOSS)
Dividends	$3,978	$8,777	$—	$7,052	$3,853
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(8,554)	(12,629)	(9,534)	(20,212)	(3,871)
Administrative expense	(1,272)	(1,800)	(1,407)	(2,960)	(337)
Net investment income (loss)	(5,848)	(5,652)	(10,941)	(16,120)	(355)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	64,998	115,483	172,408	285,639	8,798
Cost of investments sold	66,265	106,745	255,986	260,670	8,270
Realized gains (losses) on fund shares:	(1,267)	8,738	(83,578)	24,969	528
Realized gain distributions	20,098	19,102	—	43,727	17,288
Net realized gains (losses)	18,831	27,840	(83,578)	68,696	17,816
Change in unrealized gains (losses)	71,015	81,867	158,721	147,587	31,102
Net realized and change in
unrealized gains (losses) on investments	89,846	109,707	75,143	216,283	48,918
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$83,998	$104,055	$64,202	$200,163	$48,563
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

				MFS VIT
	MFS VIT	MFS VIT	MFS VIT	Total Return	Morgan Stanley
	High Yield	Investors Trust	New Discovery	Bond	VIF Discovery
	Initial Class	Initial Class	Initial Class	Initial Class	Class I
ASSETS
Investments, at fair value	$104,853	$159,013	$199,580	$199,846	$250,932
Total assets	$104,853	$159,013	$199,580	$199,846	$250,932
NET ASSETS
Accumulation units	$104,853	$159,013	$199,580	$199,846	$250,932
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$104,853	$159,013	$199,580	$199,846	$250,932
FUND SHARE INFORMATION
Number of shares	20,971	4,418	15,424	17,081	54,669
Cost of investments	$121,619	$110,571	$256,446	$210,060	$521,682
UNIT VALUE (1)
Lowest	$23.67	$34.06	$32.78	$20.26	$49.65
Highest	$23.67	$34.06	$32.78	$20.26	$62.41

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

				MFS VIT
	MFS VIT	MFS VIT	MFS VIT	Total Return	Morgan Stanley
	High Yield	Investors Trust	New Discovery	Bond	VIF Discovery
	Initial Class	Initial Class	Initial Class	Initial Class	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$6,557	$1,059	$—	$6,376	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(1,258)	(1,708)	(2,147)	(2,267)	(3,034)
Administrative expense	(109)	(148)	(187)	(197)	(217)
Net investment income (loss)	5,190	(797)	(2,334)	3,912	(3,251)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	25,374	18,315	6,039	12,301	31,523
Cost of investments sold	31,147	13,323	8,248	13,495	83,931
Realized gains (losses) on fund shares:	(5,773)	4,992	(2,209)	(1,194)	(52,408)
Realized gain distributions	—	8,153	—	—	—
Net realized gains (losses)	(5,773)	13,145	(2,209)	(1,194)	(52,408)
Change in unrealized gains (losses)	11,794	11,891	27,698	8,786	133,226
Net realized and change in
unrealized gains (losses) on investments	6,021	25,036	25,489	7,592	80,818
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$11,211	$24,239	$23,155	$11,504	$77,567
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

		Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging	VIF Global
	VIF Discovery	Markets Debt	Markets Equity	Markets Equity	Franchise
	Class II	Class II	Class I	Class II	Class II
ASSETS
Investments, at fair value	$1,433,723	$671,311	$130,093	$14,223	$—
Total assets	$1,433,723	$671,311	$130,093	$14,223	$—
NET ASSETS
Accumulation units	$1,423,055	$663,994	$130,093	$14,223	$—
Contracts in payout (annuitization) period	10,668	7,317	—	—	—
Total net assets	$1,433,723	$671,311	$130,093	$14,223	$—
FUND SHARE INFORMATION
Number of shares	354,006	123,403	10,085	1,107	—
Cost of investments	$2,884,597	$902,483	$130,973	$14,712	$—
UNIT VALUE (1)
Lowest	$29.28	$15.51	$23.25	$32.57	$—
Highest	$66.10	$26.83	$34.34	$36.94	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

		Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging	VIF Global
	VIF Discovery	Markets Debt	Markets Equity	Markets Equity	Franchise
	Class II	Class II	Class I	Class II	Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$56,543	$2,241	$211	$7,886
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(18,427)	(8,381)	(1,876)	(175)	(14,963)
Administrative expense	(2,419)	(1,245)	(138)	(26)	(2,007)
Net investment income (loss)	(20,846)	46,917	227	10	(9,084)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	248,938	79,157	32,380	514	1,557,910
Cost of investments sold	556,226	110,587	36,515	556	1,893,855
Realized gains (losses) on fund shares:	(307,288)	(31,430)	(4,135)	(42)	(335,945)
Realized gain distributions	—	—	2,426	236	82,773
Net realized gains (losses)	(307,288)	(31,430)	(1,709)	194	(253,172)
Change in unrealized gains (losses)	784,146	47,998	14,850	1,135	390,508
Net realized and change in
unrealized gains (losses) on investments	476,858	16,568	13,141	1,329	137,336
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$456,012	$63,485	$13,368	$1,339	$128,252
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	Morgan Stanley
	Infrastructure	Infrastructure	Strategist	Strategist	VIF Growth
	Class I	Class II	Class I	Class II	Class I
ASSETS
Investments, at fair value	$1,059,446	$63,037	$1,162,160	$195,084	$6,612,245
Total assets	$1,059,446	$63,037	$1,162,160	$195,084	$6,612,245
NET ASSETS
Accumulation units	$941,095	$63,037	$1,001,239	$195,084	$6,152,450
Contracts in payout (annuitization) period	118,351	—	160,921	—	459,795
Total net assets	$1,059,446	$63,037	$1,162,160	$195,084	$6,612,245
FUND SHARE INFORMATION
Number of shares	173,395	10,437	135,608	22,978	495,299
Cost of investments	$1,332,792	$80,745	$1,310,778	$220,753	$11,563,346
UNIT VALUE (1)
Lowest	$39.28	$19.60	$15.98	$16.50	$13.11
Highest	$84.42	$38.91	$76.68	$22.24	$72.11

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	Morgan Stanley
	Infrastructure	Infrastructure	Strategist	Strategist	VIF Growth
	Class I	Class II	Class I	Class II	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$27,802	$1,750	$18,738	$3,242	$—
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(13,896)	(951)	(14,646)	(2,998)	(74,075)
Administrative expense	(1,116)	(76)	(1,164)	(265)	(6,313)
Net investment income (loss)	12,790	723	2,928	(21)	(80,388)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	182,967	16,478	234,597	38,984	1,088,992
Cost of investments sold	219,205	21,577	284,660	47,556	2,340,178
Realized gains (losses) on fund shares:	(36,238)	(5,099)	(50,063)	(8,572)	(1,251,186)
Realized gain distributions	153,299	10,873	—	—	—
Net realized gains (losses)	117,061	5,774	(50,063)	(8,572)	(1,251,186)
Change in unrealized gains (losses)	(97,248)	(4,783)	184,891	31,096	3,576,949
Net realized and change in
unrealized gains (losses) on investments	19,813	991	134,828	22,524	2,325,763
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$32,603	$1,714	$137,756	$22,503	$2,245,375
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

		Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley	Morgan Stanley
	VIF Growth	Real Estate	Real Estate	VIS Income Plus	VIS Income Plus
	Class II	Class I	Class II	Class X Shares	Class Y Shares
ASSETS
Investments, at fair value	$1,568,463	$160,676	$1,355,810	$—	$—
Total assets	$1,568,463	$160,676	$1,355,810	$—	$—
NET ASSETS
Accumulation units	$1,567,377	$158,314	$1,334,104	$—	$—
Contracts in payout (annuitization) period	1,086	2,362	21,706	—	—
Total net assets	$1,568,463	$160,676	$1,355,810	$—	$—
FUND SHARE INFORMATION
Number of shares	154,833	11,051	93,893	—	—
Cost of investments	$2,818,421	$182,155	$1,449,963	$—	$—
UNIT VALUE (1)
Lowest	$12.62	$37.30	$17.99	$—	$—
Highest	$71.21	$45.52	$39.63	$—	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

		Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley	Morgan Stanley
	VIF Growth	Real Estate	Real Estate	VIS Income Plus	VIS Income Plus
	Class II	Class I	Class II	Class X Shares	Class Y Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$3,411	$26,158	$54,601	$16,901
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(20,352)	(2,010)	(17,378)	(11,350)	(4,919)
Administrative expense	(2,233)	(152)	(2,551)	(886)	(455)
Net investment income (loss)	(22,585)	1,249	6,229	42,365	11,527
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	195,020	19,277	239,453	1,642,653	657,939
Cost of investments sold	421,931	23,476	274,535	2,016,623	803,098
Realized gains (losses) on fund shares:	(226,911)	(4,199)	(35,082)	(373,970)	(145,159)
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	(226,911)	(4,199)	(35,082)	(373,970)	(145,159)
Change in unrealized gains (losses)	771,119	21,783	190,789	382,534	152,757
Net realized and change in
unrealized gains (losses) on investments	544,208	17,584	155,707	8,564	7,598
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$521,623	$18,833	$161,936	$50,929	$19,125
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

	PIMCO VIT
	Commodity	PIMCO VIT
	RealReturn®	Emerging	PIMCO VIT	PIMCO VIT	Putnam VT
	Strategy	Markets Bond	Real Return	Total Return	Core Equity Fund -
	Advisor Class	Advisor Class	Advisor Class	Advisor Class	Class IB
ASSETS
Investments, at fair value	$1,684	$5,318	$55,037	$67,648	$5,109,578
Total assets	$1,684	$5,318	$55,037	$67,648	$5,109,578
NET ASSETS
Accumulation units	$1,684	$5,318	$46,211	$67,648	$4,944,801
Contracts in payout (annuitization) period	—	—	8,826	—	164,777
Total net assets	$1,684	$5,318	$55,037	$67,648	$5,109,578
FUND SHARE INFORMATION
Number of shares	308	504	4,757	7,369	271,353
Cost of investments	$3,331	$6,486	$58,449	$80,400	$4,266,324
UNIT VALUE (1)
Lowest	$6.31	$15.44	$13.04	$13.56	$24.19
Highest	$7.03	$17.19	$14.51	$15.10	$58.77

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	PIMCO VIT
	Commodity	PIMCO VIT
	RealReturn®	Emerging	PIMCO VIT	PIMCO VIT	Putnam VT
	Strategy	Markets Bond	Real Return	Total Return	Core Equity Fund -
	Advisor Class	Advisor Class	Advisor Class	Advisor Class	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$274	$279	$1,914	$2,384	$24,304
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(22)	(65)	(855)	(937)	(62,379)
Administrative expense	(4)	(10)	(126)	(131)	(933)
Net investment income (loss)	248	204	933	1,316	(39,008)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	29	95	52,368	14,688	529,026
Cost of investments sold	55	122	56,938	17,583	490,236
Realized gains (losses) on fund shares:	(26)	(27)	(4,570)	(2,895)	38,790
Realized gain distributions	—	—	—	—	435,879
Net realized gains (losses)	(26)	(27)	(4,570)	(2,895)	474,669
Change in unrealized gains (losses)	(395)	278	5,102	4,579	678,346
Net realized and change in
unrealized gains (losses) on investments	(421)	251	532	1,684	1,153,015
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(173)	$455	$1,465	$3,000	$1,114,007
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

		Putnam VT	Putnam VT
	Putnam VT	Emerging	Focused	Putnam VT	Putnam VT
	Diversified	Markets	International	George Putnam	Global
	Income	Equity Fund	Equity	Balanced	Asset Allocation
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$835,108	$316,774	$1,401,701	$2,836,940	$1,417,169
Total assets	$835,108	$316,774	$1,401,701	$2,836,940	$1,417,169
NET ASSETS
Accumulation units	$803,004	$310,939	$1,278,950	$2,713,128	$1,410,300
Contracts in payout (annuitization) period	32,104	5,835	122,751	123,812	6,869
Total net assets	$835,108	$316,774	$1,401,701	$2,836,940	$1,417,169
FUND SHARE INFORMATION
Number of shares	179,593	18,777	98,296	207,682	79,349
Cost of investments	$1,164,878	$335,728	$1,504,918	$2,170,713	$1,232,523
UNIT VALUE (1)
Lowest	$17.93	$8.03	$11.69	$20.02	$22.40
Highest	$19.37	$16.92	$19.42	$29.09	$34.02

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

		Putnam VT	Putnam VT
	Putnam VT	Emerging	Focused	Putnam VT	Putnam VT
	Diversified	Markets	International	George Putnam	Global
	Income	Equity Fund	Equity	Balanced	Asset Allocation
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$50,157	$1,557	$10,245	$33,658	$23,760
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(10,336)	(3,936)	(18,762)	(34,509)	(20,334)
Administrative expense	—	—	(212)	(1,478)	(1,547)
Net investment income (loss)	39,821	(2,379)	(8,729)	(2,329)	1,879
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	60,742	38,531	283,130	265,061	358,014
Cost of investments sold	88,538	43,219	322,064	222,244	335,499
Realized gains (losses) on fund shares:	(27,796)	(4,688)	(38,934)	42,817	22,515
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	(27,796)	(4,688)	(38,934)	42,817	22,515
Change in unrealized gains (losses)	15,754	37,663	283,803	412,337	193,786
Net realized and change in
unrealized gains (losses) on investments	(12,042)	32,975	244,869	455,154	216,301
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$27,779	$30,596	$236,140	$452,825	$218,180
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

	Putnam VT	Putnam VT			Putnam VT
	Global	Government	Putnam VT	Putnam VT	International
	Health Care	Money Market	High Yield	Income	Equity
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$2,001,162	$6,522,120	$1,514,228	$3,452,330	$3,072,177
Total assets	$2,001,162	$6,522,120	$1,514,228	$3,452,330	$3,072,177
NET ASSETS
Accumulation units	$1,959,313	$6,404,763	$1,467,774	$3,332,766	$3,018,565
Contracts in payout (annuitization) period	41,849	117,357	46,454	119,564	53,612
Total net assets	$2,001,162	$6,522,120	$1,514,228	$3,452,330	$3,072,177
FUND SHARE INFORMATION
Number of shares	123,376	6,522,120	272,834	416,445	201,190
Cost of investments	$1,809,108	$6,522,119	$1,716,856	$4,452,399	$2,867,908
UNIT VALUE (1)
Lowest	$37.52	$8.33	$18.98	$12.83	$13.17
Highest	$52.41	$10.70	$30.87	$18.43	$26.86

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Putnam VT	Putnam VT			Putnam VT
	Global	Government	Putnam VT	Putnam VT	International
	Health Care	Money Market	High Yield	Income	Equity
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$6,075	$246,630	$80,523	$208,977	$1,078
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(26,574)	(75,524)	(18,698)	(45,475)	(38,507)
Administrative expense	(760)	(10,233)	(1,938)	(4,675)	(2,303)
Net investment income (loss)	(21,259)	160,873	59,887	158,827	(39,732)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	341,072	1,618,540	235,902	754,908	441,438
Cost of investments sold	322,625	1,618,540	284,198	1,009,593	436,577
Realized gains (losses) on fund shares:	18,447	—	(48,296)	(254,685)	4,861
Realized gain distributions	160,733	—	—	—	—
Net realized gains (losses)	179,180	—	(48,296)	(254,685)	4,861
Change in unrealized gains (losses)	(16,049)	—	139,086	204,026	506,563
Net realized and change in
unrealized gains (losses) on investments	163,131	—	90,790	(50,659)	511,424
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$141,872	$160,873	$150,677	$108,168	$471,692
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

	Putnam VT	Putnam VT		Putnam VT
	International	Large Cap	Putnam VT	Mortgage	Putnam VT
	Value	Growth Fund -	Large Cap Value	Securities	Research
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$466,303	$10,159,719	$13,944,795	$645,971	$1,478,354
Total assets	$466,303	$10,159,719	$13,944,795	$645,971	$1,478,354
NET ASSETS
Accumulation units	$440,927	$9,891,953	$12,960,032	$623,888	$1,441,825
Contracts in payout (annuitization) period	25,376	267,766	984,763	22,083	36,529
Total net assets	$466,303	$10,159,719	$13,944,795	$645,971	$1,478,354
FUND SHARE INFORMATION
Number of shares	39,652	753,688	483,858	101,888	42,616
Cost of investments	$436,647	$7,365,013	$10,715,323	$951,607	$804,574
UNIT VALUE (1)
Lowest	$16.51	$21.76	$18.32	$14.80	$29.77
Highest	$19.91	$30.00	$57.27	$16.79	$58.51

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Putnam VT	Putnam VT		Putnam VT
	International	Large Cap	Putnam VT	Mortgage	Putnam VT
	Value	Growth Fund -	Large Cap Value	Securities	Research
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$7,157	$—	$283,760	$101,236	$11,426
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(6,106)	(116,790)	(175,328)	(8,418)	(18,216)
Administrative expense	—	(2,471)	(6,350)	—	(165)
Net investment income (loss)	1,051	(119,261)	102,082	92,818	(6,955)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	91,548	2,046,166	2,152,058	56,927	175,696
Cost of investments sold	92,660	1,845,295	1,750,482	87,683	104,458
Realized gains (losses) on fund shares:	(1,112)	200,871	401,576	(30,756)	71,238
Realized gain distributions	—	128,239	795,426	—	—
Net realized gains (losses)	(1,112)	329,110	1,197,002	(30,756)	71,238
Change in unrealized gains (losses)	74,543	3,001,282	513,108	(38,059)	273,464
Net realized and change in
unrealized gains (losses) on investments	73,431	3,330,392	1,710,110	(68,815)	344,702
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$74,482	$3,211,131	$1,812,192	$24,003	$337,747
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

	Putnam VT		Putnam VT	Putnam VT	Templeton
	Small Cap	Putnam VT	Sustainable	Sustainable	Developing
	Growth	Small Cap Value	Future	Leaders	Markets
	Class IB	Class IB	Class IB	Class IB	VIP Fund - Class 2
ASSETS
Investments, at fair value	$113,080	$1,890,333	$377,322	$7,606,514	$610,208
Total assets	$113,080	$1,890,333	$377,322	$7,606,514	$610,208
NET ASSETS
Accumulation units	$113,030	$1,868,729	$368,193	$7,357,070	$610,208
Contracts in payout (annuitization) period	50	21,604	9,129	249,444	—
Total net assets	$113,080	$1,890,333	$377,322	$7,606,514	$610,208
FUND SHARE INFORMATION
Number of shares	6,499	165,383	25,529	192,084	74,144
Cost of investments	$112,303	$2,013,303	$413,232	$5,872,202	$668,855
UNIT VALUE (1)
Lowest	$48.11	$36.12	$48.32	$20.13	$16.61
Highest	$52.30	$63.15	$52.53	$69.87	$39.10

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

	Putnam VT		Putnam VT	Putnam VT	Templeton
	Small Cap	Putnam VT	Sustainable	Sustainable	Developing
	Growth	Small Cap Value	Future	Leaders	Markets
	Class IB	Class IB	Class IB	Class IB	VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$2,952	$—	$38,208	$12,747
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(1,564)	(22,826)	(4,387)	(92,020)	(8,575)
Administrative expense	—	(269)	—	(670)	(1,216)
Net investment income (loss)	(1,564)	(20,143)	(4,387)	(54,482)	2,956
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	45,069	371,585	37,196	1,092,431	242,667
Cost of investments sold	50,029	472,745	49,658	942,019	270,050
Realized gains (losses) on fund shares:	(4,960)	(101,160)	(12,462)	150,412	(27,383)
Realized gain distributions	—	227,301	—	234,205	462
Net realized gains (losses)	(4,960)	126,141	(12,462)	384,617	(26,921)
Change in unrealized gains (losses)	29,613	244,223	97,181	1,257,128	94,433
Net realized and change in
unrealized gains (losses) on investments	24,653	370,364	84,719	1,641,745	67,512
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$23,089	$350,221	$80,332	$1,587,263	$70,468
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
STATEMENT OF NET ASSETS
As of December 31, 2023

Templeton
Foreign
VIP Fund - Class 2
ASSETS
Investments, at fair value	$3,699,919
Total assets	$3,699,919
NET ASSETS
Accumulation units	$3,633,984
Contracts in payout (annuitization) period	65,935
Total net assets	$3,699,919
FUND SHARE INFORMATION
Number of shares	259,826
Cost of investments	$3,533,262
UNIT VALUE (1)
Lowest	$14.24
Highest	$25.27

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2023

Templeton
Foreign
VIP Fund - Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$117,346
Charges from Wilton Reassurance Life
Co of New York:
Mortality and expense risk	(47,625)
Administrative expense	(6,907)
Net investment income (loss)	62,814
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,018,616
Cost of investments sold	1,039,445
Realized gains (losses) on fund shares:	(20,829)
Realized gain distributions	—
Net realized gains (losses)	(20,829)
Change in unrealized gains (losses)	625,792
Net realized and change in
unrealized gains (losses) on investments	604,963
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$667,777
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Allspring VT
	VPS Discovery	VPS International	VPS Large	VPS Relative	Index
	Value Portfolio -	Value	Cap Growth	Value Portfolio -	Asset Allocation
	Class B	Class B	Class B	Class B	Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,783)	$(1,398)	$(20,693)	$(5,204)	$(476)
Net realized gains (losses)	30,460	(763)	82,960	147,388	5,478
Change in unrealized gains (losses)	24,692	17,254	309,109	5,235	18,896
Increase (decrease) in net assets from operations	51,369	15,093	371,376	147,419	23,898
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(10,984)	(800)	(466,486)	(234,892)	(526)
Contract maintenance charge	(2,394)	(595)	(4,837)	(3,987)	(144)
Transfers among the sub-accounts and with the
Fixed Account - net	191	(114)	(7,014)	52,553	93
Increase (decrease) in net assets from contract
transactions	(13,187)	(1,509)	(478,337)	(186,326)	(577)
INCREASE (DECREASE) IN NET ASSETS	38,182	13,584	(106,961)	(38,907)	23,321
NET ASSETS AT BEGINNING OF PERIOD	357,411	118,369	1,428,341	1,633,626	157,136
NET ASSETS AT END OF PERIOD	$395,593	$131,953	$1,321,380	$1,594,719	$180,457

UNITS OUTSTANDING
Units outstanding at beginning of period	8,517	12,300	37,801	49,582	5,970
Units issued	13	30	786	1,805	10
Units redeemed	(311)	(176)	(10,588)	(7,710)	(31)
Units outstanding at end of period	8,219	12,154	27,999	43,677	5,949

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		AST
	Allspring VT	Academic	AST	AST	AST
	Opportunity	Strategies	Advanced	Government	International
	Class 2	Asset Allocation	Strategies	Money Market	Equity
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(419)	$(352)	$(392)	$114	$(30)
Net realized gains (losses)	3,142	685	231	—	24
Change in unrealized gains (losses)	4,791	981	2,848	—	324
Increase (decrease) in net assets from operations	7,514	1,314	2,687	114	318
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(2,183)	(1,009)	—	(2,680)	—
Contract maintenance charge	—	(30)	(18)	—	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(355)	(1)	1	(1)	—
Increase (decrease) in net assets from contract
transactions	(2,538)	(1,040)	(17)	(2,681)	(4)
INCREASE (DECREASE) IN NET ASSETS	4,976	274	2,670	(2,567)	314
NET ASSETS AT BEGINNING OF PERIOD	31,413	16,940	21,484	5,318	1,968
NET ASSETS AT END OF PERIOD	$36,389	$17,214	$24,154	$2,751	$2,282

UNITS OUTSTANDING
Units outstanding at beginning of period	1,767	1,494	1,233	577	148
Units issued	2	—	1	—	—
Units redeemed	(131)	(88)	(1)	(288)	—
Units outstanding at end of period	1,638	1,406	1,233	289	148
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	AST				AST
	J.P. Morgan	AST			Neuberger
	Tactical	Large-Cap	AST	AST	Berman/LSV
	Preservation	Growth	Large-Cap	Mid-Cap	Mid-Cap
	Portfolio	Portfolio	Value	Growth	Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(280)	$(145)	$(55)	$(67)	$(96)
Net realized gains (losses)	110	28	—	34	71
Change in unrealized gains (losses)	1,498	3,687	372	930	728
Increase (decrease) in net assets from operations	1,328	3,570	317	897	703
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	—	—	—
Contract maintenance charge	(12)	(20)	(7)	(9)	(12)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	—	—	—
Increase (decrease) in net assets from contract
transactions	(12)	(20)	(7)	(9)	(12)
INCREASE (DECREASE) IN NET ASSETS	1,316	3,550	310	888	691
NET ASSETS AT BEGINNING OF PERIOD	15,710	8,563	3,847	4,431	6,698
NET ASSETS AT END OF PERIOD	$17,026	$12,113	$4,157	$5,319	$7,389

UNITS OUTSTANDING
Units outstanding at beginning of period	1,171	243	182	177	285
Units issued	—	—	—	—	—
Units redeemed	(1)	—	—	(1)	—
Units outstanding at end of period	1,170	243	182	176	285
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	AST	AST		AST
	Preservation	Prudential	AST	T. Rowe Price	BNY Mellon
	Asset	Growth	Small-Cap	Asset	Stock Index
	Allocation	Allocation	Growth	Allocation	Fund, Inc.
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(804)	$(743)	$(61)	$(1,028)	$2,832
Net realized gains (losses)	337	1,496	(6)	1,667	111,509
Change in unrealized gains (losses)	5,771	4,945	694	6,800	246,399
Increase (decrease) in net assets from operations	5,304	5,698	627	7,439	360,740
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	(3,390)	—	(3,844)	(94,235)
Contract maintenance charge	(60)	(10)	(8)	(20)	(689)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(991)	1	(1,118)	(23,997)
Increase (decrease) in net assets from contract
transactions	(60)	(4,391)	(7)	(4,982)	(118,921)
INCREASE (DECREASE) IN NET ASSETS	5,244	1,307	620	2,457	241,819
NET ASSETS AT BEGINNING OF PERIOD	52,358	42,989	4,095	58,961	1,540,606
NET ASSETS AT END OF PERIOD	$57,602	$44,296	$4,715	$61,418	$1,782,425

UNITS OUTSTANDING
Units outstanding at beginning of period	3,574	3,110	147	3,399	51,123
Units issued	—	1,249	—	1,133	4
Units redeemed	(4)	(1,598)	—	(1,449)	(3,569)
Units outstanding at end of period	3,570	2,761	147	3,083	47,558
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	BNY Mellon			Delaware VIP
	Sustainable U.S.	BNY Mellon VIF	BNY Mellon VIF	Small Cap	Fidelity VIP
	Equity Portfolio,	Appreciation	Government	Value Series -	Contrafund
	Inc	Initial Shares	Money Market	Standard Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(568)	$(650)	$6,121	$(1,587)	$(20,917)
Net realized gains (losses)	20,580	5,172	—	43,792	79,948
Change in unrealized gains (losses)	2,429	19,788	—	8,036	335,025
Increase (decrease) in net assets from operations	22,441	24,310	6,121	50,241	394,056
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(35,587)	(84,250)	(105,873)	(93,481)	(90,977)
Contract maintenance charge	(85)	(29)	(211)	(381)	(2,228)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(1)	100,872	4,059	(28,595)
Increase (decrease) in net assets from contract
transactions	(35,672)	(84,280)	(5,212)	(89,803)	(121,800)
INCREASE (DECREASE) IN NET ASSETS	(13,231)	(59,970)	909	(39,562)	272,256
NET ASSETS AT BEGINNING OF PERIOD	127,306	166,220	183,259	672,977	1,322,500
NET ASSETS AT END OF PERIOD	$114,075	$106,250	$184,168	$633,415	$1,594,756

UNITS OUTSTANDING
Units outstanding at beginning of period	6,048	5,126	19,096	10,660	47,740
Units issued	—	—	10,200	85	135
Units redeemed	(1,616)	(2,383)	(10,723)	(1,463)	(3,884)
Units outstanding at end of period	4,432	2,743	18,573	9,282	43,991
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Equity Income -	Freedom 2010 -	Freedom 2020 -	Freedom 2030 -	Freedom Income -
	Initial Class	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,544	$1,221	$25,436	$114	$15,592
Net realized gains (losses)	28,687	3,343	(5,994)	53	(4,788)
Change in unrealized gains (losses)	40,891	(596)	172,173	1,880	23,943
Increase (decrease) in net assets from operations	75,122	3,968	191,615	2,047	34,747
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(57,402)	(1,323)	(134,005)	(12)	(28,488)
Contract maintenance charge	(369)	(64)	(2,509)	(8)	(3,911)
Transfers among the sub-accounts and with the
Fixed Account - net	1,365	5	(15)	1	(2,455)
Increase (decrease) in net assets from contract
transactions	(56,406)	(1,382)	(136,529)	(19)	(34,854)
INCREASE (DECREASE) IN NET ASSETS	18,716	2,586	55,086	2,028	(107)
NET ASSETS AT BEGINNING OF PERIOD	876,438	54,250	1,948,415	16,195	577,046
NET ASSETS AT END OF PERIOD	$895,154	$56,836	$2,003,501	$18,223	$576,939

UNITS OUTSTANDING
Units outstanding at beginning of period	26,805	3,333	114,872	850	41,108
Units issued	47	3	43	—	28
Units redeemed	(1,798)	(83)	(7,912)	(1)	(2,468)
Units outstanding at end of period	25,054	3,253	107,003	849	38,668
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Fidelity VIP	Fidelity VIP		Fidelity VIP	Fidelity VIP
	Government	Government	Fidelity VIP	Growth	Growth
	Money Market -	Money Market -	Growth -	& Income	Opportunities
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$86,564	$34,664	$(14,850)	$(26)	$(4,604)
Net realized gains (losses)	—	—	93,347	1,697	1,261
Change in unrealized gains (losses)	1	(1)	308,942	3,191	135,799
Increase (decrease) in net assets from operations	86,565	34,663	387,439	4,862	132,456
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(180,575)	(89,686)	(101,574)	(721)	(1,430)
Contract maintenance charge	(1,447)	(5,804)	(485)	(39)	(123)
Transfers among the sub-accounts and with the
Fixed Account - net	1,465,365	676,469	(3,203)	(163)	449
Increase (decrease) in net assets from contract
transactions	1,283,343	580,979	(105,262)	(923)	(1,104)
INCREASE (DECREASE) IN NET ASSETS	1,369,908	615,642	282,177	3,939	131,352
NET ASSETS AT BEGINNING OF PERIOD	1,885,011	955,006	1,169,952	29,919	302,009
NET ASSETS AT END OF PERIOD	$3,254,919	$1,570,648	$1,452,129	$33,858	$433,361

UNITS OUTSTANDING
Units outstanding at beginning of period	194,093	107,539	39,579	945	7,972
Units issued	223,347	92,907	15	2	83
Units redeemed	(93,426)	(30,478)	(2,965)	(28)	(103)
Units outstanding at end of period	324,014	169,968	36,629	919	7,952
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

					Fidelity VIP II
	Fidelity VIP	Fidelity VIP	Fidelity VIP II	Fidelity VIP II	Investment
	High Income -	High Income	Contrafund -	Index 500 -	Grade Bond -
	Initial Class	Service Class 2	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$6,004	$124	$(9,291)	$2,101	$3,244
Net realized gains (losses)	(10,009)	(35)	69,999	56,750	(2,076)
Change in unrealized gains (losses)	18,085	154	276,287	152,921	10,331
Increase (decrease) in net assets from operations	14,080	243	336,995	211,772	11,499
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	1,400	—
Transfers for contract benefits and terminations	(47,278)	(88)	(69,651)	(79,449)	(8,970)
Contract maintenance charge	(80)	(2)	(627)	(360)	(117)
Transfers among the sub-accounts and with the
Fixed Account - net	(692)	50	(37,598)	4,115	5,369
Increase (decrease) in net assets from contract
transactions	(48,050)	(40)	(107,876)	(74,294)	(3,718)
INCREASE (DECREASE) IN NET ASSETS	(33,970)	203	229,119	137,478	7,781
NET ASSETS AT BEGINNING OF PERIOD	182,440	2,894	1,105,434	901,223	237,186
NET ASSETS AT END OF PERIOD	$148,470	$3,097	$1,334,553	$1,038,701	$244,967

UNITS OUTSTANDING
Units outstanding at beginning of period	9,780	170	27,293	30,145	12,801
Units issued	2	4	17	225	262
Units redeemed	(2,488)	(6)	(2,294)	(2,493)	(458)
Units outstanding at end of period	7,294	168	25,016	27,877	12,605
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Fidelity VIP III
	Growth	Fidelity VIP III	Fidelity VIP	Fidelity VIP	Franklin
	Opportunities -	Mid Cap -	Index 500	Overseas -	DynaTech
	Service Class 2	Service Class 2	Service Class 2	Initial Class	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,615)	$(3,917)	$(2,984)	$(369)	$(400)
Net realized gains (losses)	(2,666)	4,867	44,284	5,940	(434)
Change in unrealized gains (losses)	120,202	32,313	249,523	17,256	7,930
Increase (decrease) in net assets from operations	112,921	33,263	290,823	22,827	7,096
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(5,402)	(11,339)	(232,060)	(31,773)	—
Contract maintenance charge	(4)	(1,906)	(1,249)	(95)	(147)
Transfers among the sub-accounts and with the
Fixed Account - net	(77)	(101,330)	(85,257)	(677)	—
Increase (decrease) in net assets from contract
transactions	(5,483)	(114,575)	(318,566)	(32,545)	(147)
INCREASE (DECREASE) IN NET ASSETS	107,438	(81,312)	(27,743)	(9,718)	6,949
NET ASSETS AT BEGINNING OF PERIOD	262,613	354,896	1,374,021	139,652	17,428
NET ASSETS AT END OF PERIOD	$370,051	$273,584	$1,346,278	$129,934	$24,377

UNITS OUTSTANDING
Units outstanding at beginning of period	6,274	13,491	45,100	8,501	675
Units issued	25	58	218	47	—
Units redeemed	(127)	(4,434)	(9,994)	(1,907)	(6)
Units outstanding at end of period	6,172	9,115	35,324	6,641	669
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Franklin		Franklin	Franklin
	Growth	Franklin	Large Cap	Mutual Global	Franklin
	and Income	Income	Growth	Discovery	Mutual Shares
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$26,733	$184,055	$(62,130)	$5,115	$12,040
Net realized gains (losses)	(55,525)	257,394	(9,534)	26,821	255,240
Change in unrealized gains (losses)	296,107	(104,246)	1,437,310	58,984	109,863
Increase (decrease) in net assets from operations	267,315	337,203	1,365,646	90,920	377,143
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	150	204	10,800	—	918
Transfers for contract benefits and terminations	(447,451)	(514,729)	(472,642)	(27,170)	(299,105)
Contract maintenance charge	(3,337)	(4,911)	(3,347)	(1,295)	(4,341)
Transfers among the sub-accounts and with the
Fixed Account - net	(44,386)	187,754	(477,103)	(7,966)	11,632
Increase (decrease) in net assets from contract
transactions	(495,024)	(331,682)	(942,292)	(36,431)	(290,896)
INCREASE (DECREASE) IN NET ASSETS	(227,709)	5,521	423,354	54,489	86,247
NET ASSETS AT BEGINNING OF PERIOD	3,969,245	5,003,170	3,949,063	506,805	3,376,090
NET ASSETS AT END OF PERIOD	$3,741,536	$5,008,691	$4,372,417	$561,294	$3,462,337

UNITS OUTSTANDING
Units outstanding at beginning of period	104,303	220,258	145,593	25,201	123,066
Units issued	1,285	15,441	2,055	39	1,220
Units redeemed	(14,029)	(29,813)	(31,113)	(1,649)	(11,580)
Units outstanding at end of period	91,559	205,886	116,535	23,591	112,706
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

			Goldman Sachs	Goldman Sachs	Goldman Sachs
		Franklin	VIT Large	VIT Mid	VIT Small Cap
	Franklin	U.S. Government	Cap Value -	Cap Value -	Equity Insights -
	Small Cap Value	Securities	Institutional	Institutional	Institutional
	VIP Fund - Class 2	VIP Fund - Class 2	Class	Class	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(22,851)	$12,469	$38	$(472)	$(326)
Net realized gains (losses)	69,832	(35,492)	1,468	1,332	(147)
Change in unrealized gains (losses)	191,648	53,079	334	4,197	6,841
Increase (decrease) in net assets from operations	238,629	30,056	1,840	5,057	6,368
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,900	366	—	—	—
Transfers for contract benefits and terminations	(224,153)	(146,124)	—	—	(169)
Contract maintenance charge	(2,662)	(844)	(56)	(137)	(55)
Transfers among the sub-accounts and with the
Fixed Account - net	(35,889)	16,034	(13)	1	(173)
Increase (decrease) in net assets from contract
transactions	(258,804)	(130,568)	(69)	(136)	(397)
INCREASE (DECREASE) IN NET ASSETS	(20,175)	(100,512)	1,771	4,921	5,971
NET ASSETS AT BEGINNING OF PERIOD	2,355,918	1,159,137	16,299	54,323	37,385
NET ASSETS AT END OF PERIOD	$2,335,743	$1,058,625	$18,070	$59,244	$43,356

UNITS OUTSTANDING
Units outstanding at beginning of period	48,965	103,552	696	1,827	1,614
Units issued	1,133	3,346	6	—	5
Units redeemed	(6,156)	(14,737)	(8)	(4)	(20)
Units outstanding at end of period	43,942	92,161	694	1,823	1,599
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Goldman Sachs
	VIT U.S.	Invesco V.I.	Invesco V.I.
	Equity Insights -	American	American	Invesco V.I.	Invesco V.I.
	Institutional	Franchise	Franchise	American Value	American Value
	Class	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(339)	$(69,192)	$(21,523)	$(16,868)	$(21,147)
Net realized gains (losses)	70	157,720	28,892	441,881	369,024
Change in unrealized gains (losses)	7,238	1,695,246	428,402	(120,234)	(123,048)
Increase (decrease) in net assets from operations	6,969	1,783,774	435,771	304,779	224,829
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	4,275	—	2,043
Transfers for contract benefits and terminations	—	(617,676)	(30,782)	(297,970)	(80,204)
Contract maintenance charge	(128)	(4,054)	(3,324)	(2,099)	(4,826)
Transfers among the sub-accounts and with the
Fixed Account - net	(324)	(46,246)	(70,507)	1,947	(3,697)
Increase (decrease) in net assets from contract
transactions	(452)	(667,976)	(100,338)	(298,122)	(86,684)
INCREASE (DECREASE) IN NET ASSETS	6,517	1,115,798	335,433	6,657	138,145
NET ASSETS AT BEGINNING OF PERIOD	32,182	4,743,374	1,170,104	2,426,598	1,724,581
NET ASSETS AT END OF PERIOD	$38,699	$5,859,172	$1,505,537	$2,433,255	$1,862,726

UNITS OUTSTANDING
Units outstanding at beginning of period	1,061	175,162	37,027	157,271	53,169
Units issued	1	1,029	187	985	2,499
Units redeemed	(14)	(18,670)	(2,576)	(22,730)	(4,681)
Units outstanding at end of period	1,048	157,521	34,638	135,526	50,987
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Capital	Capital	Invesco V.I.	Invesco V.I.	Conservative
	Appreciation	Appreciation	Comstock	Comstock	Balanced
	Series I	Series II	Series I	Series II	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,433)	$(71,803)	$3,915	$(4,655)	$1,878
Net realized gains (losses)	(5,204)	(92,542)	134,744	808,177	(2,624)
Change in unrealized gains (losses)	185,271	1,549,345	(48,182)	(320,337)	135,799
Increase (decrease) in net assets from operations	172,634	1,385,000	90,477	483,185	135,053
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	3,450	—	3,450	180
Transfers for contract benefits and terminations	(23,025)	(389,585)	(60,257)	(720,694)	(171,164)
Contract maintenance charge	(238)	(4,975)	(400)	(11,003)	(1,240)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,765)	(135,737)	(38,106)	(112,261)	17,740
Increase (decrease) in net assets from contract
transactions	(26,028)	(526,847)	(98,763)	(840,508)	(154,484)
INCREASE (DECREASE) IN NET ASSETS	146,606	858,153	(8,286)	(357,323)	(19,431)
NET ASSETS AT BEGINNING OF PERIOD	531,884	4,442,454	909,332	5,240,250	1,358,673
NET ASSETS AT END OF PERIOD	$678,490	$5,300,607	$901,046	$4,882,927	$1,339,242

UNITS OUTSTANDING
Units outstanding at beginning of period	24,285	131,837	24,092	155,518	76,003
Units issued	18	2,407	934	2,725	1,781
Units redeemed	(1,133)	(16,214)	(3,562)	(25,853)	(10,181)
Units outstanding at end of period	23,170	118,030	21,464	132,390	67,603
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

					Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery Mid
	Core Equity Fund -	Core Equity Fund -	Core Plus Bond	Core Plus Bond	Cap Growth
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(16,885)	$(283)	$4,952	$19,342	$(11,807)
Net realized gains (losses)	61,555	(1,389)	(4,771)	(18,146)	(39,338)
Change in unrealized gains (losses)	573,066	5,666	17,838	82,571	146,925
Increase (decrease) in net assets from operations	617,736	3,994	18,019	83,767	95,780
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(514,161)	(6,965)	(27,175)	(291,562)	(236,376)
Contract maintenance charge	(2,677)	(107)	(185)	(3,357)	(343)
Transfers among the sub-accounts and with the
Fixed Account - net	1,458	1	5,844	89,160	525
Increase (decrease) in net assets from contract
transactions	(515,380)	(7,071)	(21,516)	(205,759)	(236,194)
INCREASE (DECREASE) IN NET ASSETS	102,356	(3,077)	(3,497)	(121,992)	(140,414)
NET ASSETS AT BEGINNING OF PERIOD	3,024,866	25,770	389,316	2,176,966	947,109
NET ASSETS AT END OF PERIOD	$3,127,222	$22,693	$385,819	$2,054,974	$806,695

UNITS OUTSTANDING
Units outstanding at beginning of period	124,394	1,099	25,493	231,494	64,754
Units issued	397	—	435	13,995	98
Units redeemed	(19,656)	(258)	(1,765)	(35,889)	(17,240)
Units outstanding at end of period	105,135	841	24,163	209,600	47,612
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Discovery Mid	Diversified	Diversified	Equally-Weighted	Equally-Weighted
	Cap Growth	Dividend	Dividend	S&P 500 Fund -	S&P 500 Fund -
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(29,457)	$31,889	$1,455	$(1,261)	$(10,828)
Net realized gains (losses)	(56,899)	486,554	64,244	165,368	90,963
Change in unrealized gains (losses)	288,058	(159,687)	(23,986)	132,393	118,169
Increase (decrease) in net assets from operations	201,702	358,756	41,713	296,500	198,304
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	348	420	—	—	—
Transfers for contract benefits and terminations	(188,020)	(302,664)	(49,461)	(202,079)	(600,316)
Contract maintenance charge	(4,427)	(2,401)	(573)	(534)	(7,441)
Transfers among the sub-accounts and with the
Fixed Account - net	(6,718)	(33,971)	2,534	(70,891)	(3,638)
Increase (decrease) in net assets from contract
transactions	(198,817)	(338,616)	(47,500)	(273,504)	(611,395)
INCREASE (DECREASE) IN NET ASSETS	2,885	20,140	(5,787)	22,996	(413,091)
NET ASSETS AT BEGINNING OF PERIOD	1,952,137	5,070,550	621,970	2,570,561	2,027,124
NET ASSETS AT END OF PERIOD	$1,955,022	$5,090,690	$616,183	$2,593,557	$1,614,033

UNITS OUTSTANDING
Units outstanding at beginning of period	72,603	53,614	24,388	267,451	211,805
Units issued	464	387	96	2,509	66
Units redeemed	(6,365)	(3,967)	(1,873)	(29,306)	(60,516)
Units outstanding at end of period	66,702	50,034	22,611	240,654	151,355
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Equity	EQV International	EQV International	Global
	and Income	and Income	Equity Fund	Equity	Core Equity
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$8,478	$59	$(9,553)	$(620)	$(7,243)
Net realized gains (losses)	65,330	53,017	18,715	33	(1,076)
Change in unrealized gains (losses)	47,558	15,473	125,071	6,018	180,833
Increase (decrease) in net assets from operations	121,366	68,549	134,233	5,431	172,514
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,170	—	1,755	—
Transfers for contract benefits and terminations	(192,266)	(142,726)	(148,130)	—	(49,888)
Contract maintenance charge	(1,084)	(2,300)	(477)	—	(522)
Transfers among the sub-accounts and with the
Fixed Account - net	3,964	(6,862)	(3,062)	(4)	(2,053)
Increase (decrease) in net assets from contract
transactions	(189,386)	(150,718)	(151,669)	1,751	(52,463)
INCREASE (DECREASE) IN NET ASSETS	(68,020)	(82,169)	(17,436)	7,182	120,051
NET ASSETS AT BEGINNING OF PERIOD	1,458,037	933,998	865,878	33,307	882,745
NET ASSETS AT END OF PERIOD	$1,390,017	$851,829	$848,442	$40,489	$1,002,796

UNITS OUTSTANDING
Units outstanding at beginning of period	71,131	33,904	43,747	1,406	27,451
Units issued	3,427	431	39	69	450
Units redeemed	(12,575)	(5,940)	(7,871)	—	(1,934)
Units outstanding at end of period	61,983	28,395	35,915	1,475	25,967
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Global	Invesco V.I.	Invesco V.I.	Global	Global
	Core Equity	Global	Global	Strategic Income	Strategic Income
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,044)	$(4,896)	$(15,002)	$(5,279)	$(65,423)
Net realized gains (losses)	611	57,606	118,338	(4,526)	(183,479)
Change in unrealized gains (losses)	33,058	83,719	180,953	40,767	540,997
Increase (decrease) in net assets from operations	31,625	136,429	284,289	30,962	292,095
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	540
Transfers for contract benefits and terminations	(17,504)	(19,968)	(126,821)	(18,844)	(691,054)
Contract maintenance charge	(526)	(123)	(1,945)	(181)	(3,153)
Transfers among the sub-accounts and with the
Fixed Account - net	(2)	(2,078)	(20,480)	4,348	(48,602)
Increase (decrease) in net assets from contract
transactions	(18,032)	(22,169)	(149,246)	(14,677)	(742,269)
INCREASE (DECREASE) IN NET ASSETS	13,593	114,260	135,043	16,285	(450,174)
NET ASSETS AT BEGINNING OF PERIOD	166,914	426,361	948,188	418,154	4,603,770
NET ASSETS AT END OF PERIOD	$180,507	$540,621	$1,083,231	$434,439	$4,153,596

UNITS OUTSTANDING
Units outstanding at beginning of period	9,253	15,204	23,895	28,076	284,754
Units issued	—	25	160	402	6,293
Units redeemed	(849)	(741)	(3,353)	(1,159)	(51,448)
Units outstanding at end of period	8,404	14,488	20,702	27,319	239,599
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Government	Growth	Invesco V.I.
	Money Market	Money Market	Securities	and Income	High Yield Fund -
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$4,996	$—	$3,861	$(6,835)	$14,385
Net realized gains (losses)	—	—	(4,223)	370,718	(5,448)
Change in unrealized gains (losses)	—	—	15,459	(83,219)	21,969
Increase (decrease) in net assets from operations	4,996	—	15,097	280,664	30,906
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	7,818	—
Transfers for contract benefits and terminations	(13,624)	—	(26,246)	(600,589)	(25,423)
Contract maintenance charge	(107)	—	(402)	(2,716)	(213)
Transfers among the sub-accounts and with the
Fixed Account - net	(4)	—	10,110	(42,830)	3,665
Increase (decrease) in net assets from contract
transactions	(13,735)	—	(16,538)	(638,317)	(21,971)
INCREASE (DECREASE) IN NET ASSETS	(8,739)	—	(1,441)	(357,653)	8,935
NET ASSETS AT BEGINNING OF PERIOD	160,661	15	454,784	2,973,616	369,054
NET ASSETS AT END OF PERIOD	$151,922	$15	$453,343	$2,615,963	$377,989

UNITS OUTSTANDING
Units outstanding at beginning of period	17,004	2	30,420	79,276	17,568
Units issued	3	—	628	1,709	289
Units redeemed	(1,285)	—	(1,701)	(18,407)	(1,303)
Units outstanding at end of period	15,722	2	29,347	62,578	16,554
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street	Invesco V.I.	Invesco V.I.
	High Yield	Mid Cap	Mid Cap	Main Street	Main Street
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$10,650	$(3,759)	$(579)	$(4,902)	$(68,510)
Net realized gains (losses)	(2,602)	(5,014)	(135)	62,562	200,805
Change in unrealized gains (losses)	16,166	53,760	4,750	178,869	1,226,588
Increase (decrease) in net assets from operations	24,214	44,987	4,036	236,529	1,358,883
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,755	—	11,580
Transfers for contract benefits and terminations	(4,512)	(16,979)	—	(85,256)	(789,888)
Contract maintenance charge	(1,291)	(232)	—	(868)	(4,512)
Transfers among the sub-accounts and with the
Fixed Account - net	3,708	17	2	(20,662)	(324,615)
Increase (decrease) in net assets from contract
transactions	(2,095)	(17,194)	1,757	(106,786)	(1,107,435)
INCREASE (DECREASE) IN NET ASSETS	22,119	27,793	5,793	129,743	251,448
NET ASSETS AT BEGINNING OF PERIOD	310,788	357,136	31,967	1,123,297	6,930,727
NET ASSETS AT END OF PERIOD	$332,907	$384,929	$37,760	$1,253,040	$7,182,175

UNITS OUTSTANDING
Units outstanding at beginning of period	16,467	11,043	1,194	41,622	187,099
Units issued	254	5	63	48	2,576
Units redeemed	(355)	(570)	—	(3,517)	(29,903)
Units outstanding at end of period	16,366	10,478	1,257	38,153	159,772
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.
	Main Street	Main Street	Invesco V.I.	Invesco V.I.
	Small Cap	Small Cap	Technology	Technology	Lord Abbett
	Series I	Series II	Series I	Series II	Bond Debenture
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(485)	$(14,077)	$(5,375)	$(2,734)	$53,018
Net realized gains (losses)	5,434	49,017	(13,330)	(1,834)	(43,300)
Change in unrealized gains (losses)	60,005	333,218	159,382	69,540	63,844
Increase (decrease) in net assets from operations	64,954	368,158	140,677	64,972	73,562
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,000	3,570	—	1,170	3,450
Transfers for contract benefits and terminations	(39,218)	(341,596)	(43,392)	—	(184,219)
Contract maintenance charge	(124)	(2,311)	(227)	—	(1,297)
Transfers among the sub-accounts and with the
Fixed Account - net	4,277	(64,373)	17	(1)	242,806
Increase (decrease) in net assets from contract
transactions	(34,065)	(404,710)	(43,602)	1,169	60,740
INCREASE (DECREASE) IN NET ASSETS	30,889	(36,552)	97,075	66,141	134,302
NET ASSETS AT BEGINNING OF PERIOD	411,340	2,542,747	332,834	145,090	1,625,562
NET ASSETS AT END OF PERIOD	$442,229	$2,506,195	$429,909	$211,231	$1,759,864

UNITS OUTSTANDING
Units outstanding at beginning of period	10,069	49,149	10,508	4,919	82,926
Units issued	133	678	393	38	16,858
Units redeemed	(924)	(7,958)	(1,546)	—	(14,687)
Units outstanding at end of period	9,278	41,869	9,355	4,957	85,097

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

					LVIP Delaware
	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Smid Cap
	Fundamental	Growth	Growth	Mid Cap	Core Series
	Equity	and Income	Opportunities	Stock	Standard Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,848)	$(5,652)	$(10,941)	$(16,120)	$(355)
Net realized gains (losses)	18,831	27,840	(83,578)	68,696	17,816
Change in unrealized gains (losses)	71,015	81,867	158,721	147,587	31,102
Increase (decrease) in net assets from operations	83,998	104,055	64,202	200,163	48,563
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	300	300	—	6,900	—
Transfers for contract benefits and terminations	(48,283)	(86,613)	(113,407)	(180,073)	(4,906)
Contract maintenance charge	(618)	(1,954)	(1,089)	(593)	(93)
Transfers among the sub-accounts and with the
Fixed Account - net	6,158	7,615	(13,524)	(59,083)	2,009
Increase (decrease) in net assets from contract
transactions	(42,443)	(80,652)	(128,020)	(232,849)	(2,990)
INCREASE (DECREASE) IN NET ASSETS	41,555	23,403	(63,818)	(32,686)	45,573
NET ASSETS AT BEGINNING OF PERIOD	670,263	949,099	771,285	1,601,454	324,652
NET ASSETS AT END OF PERIOD	$711,818	$972,502	$707,467	$1,568,768	$370,225

UNITS OUTSTANDING
Units outstanding at beginning of period	23,258	38,437	23,625	69,102	9,658
Units issued	472	897	1,017	1,335	54
Units redeemed	(1,855)	(3,949)	(4,789)	(10,750)	(135)
Units outstanding at end of period	21,875	35,385	19,853	59,687	9,577
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

				MFS VIT
	MFS VIT	MFS VIT	MFS VIT	Total Return	Morgan Stanley
	High Yield	Investors Trust	New Discovery	Bond	VIF Discovery
	Initial Class	Initial Class	Initial Class	Initial Class	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,190	$(797)	$(2,334)	$3,912	$(3,251)
Net realized gains (losses)	(5,773)	13,145	(2,209)	(1,194)	(52,408)
Change in unrealized gains (losses)	11,794	11,891	27,698	8,786	133,226
Increase (decrease) in net assets from operations	11,211	24,239	23,155	11,504	77,567
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,000	—	—	600	—
Transfers for contract benefits and terminations	(23,850)	(16,385)	(3,617)	(9,821)	(15,559)
Contract maintenance charge	(34)	(79)	(88)	(36)	(649)
Transfers among the sub-accounts and with the
Fixed Account - net	(131)	355	1,134	6	(12,064)
Increase (decrease) in net assets from contract
transactions	(23,015)	(16,109)	(2,571)	(9,251)	(28,272)
INCREASE (DECREASE) IN NET ASSETS	(11,804)	8,130	20,584	2,253	49,295
NET ASSETS AT BEGINNING OF PERIOD	116,657	150,883	178,996	197,593	201,637
NET ASSETS AT END OF PERIOD	$104,853	$159,013	$199,580	$199,846	$250,932

UNITS OUTSTANDING
Units outstanding at beginning of period	5,472	5,205	6,170	10,341	5,667
Units issued	45	10	39	31	—
Units redeemed	(1,087)	(547)	(120)	(510)	(696)
Units outstanding at end of period	4,430	4,668	6,089	9,862	4,971
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging	VIF Global
	VIF Discovery	Markets Debt	Markets Equity	Markets Equity	Franchise
	Class II	Class II	Class I	Class II	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(20,846)	$46,917	$227	$10	$(9,084)
Net realized gains (losses)	(307,288)	(31,430)	(1,709)	194	(253,172)
Change in unrealized gains (losses)	784,146	47,998	14,850	1,135	390,508
Increase (decrease) in net assets from operations	456,012	63,485	13,368	1,339	128,252
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	80
Transfers for contract benefits and terminations	(86,615)	(56,262)	(29,222)	(191)	(80,143)
Contract maintenance charge	(4,702)	(224)	(102)	(67)	(1,357)
Transfers among the sub-accounts and with the
Fixed Account - net	(93,275)	(2,622)	160	81	(1,453,753)
Increase (decrease) in net assets from contract
transactions	(184,592)	(59,108)	(29,164)	(177)	(1,535,173)
INCREASE (DECREASE) IN NET ASSETS	271,420	4,377	(15,796)	1,162	(1,406,921)
NET ASSETS AT BEGINNING OF PERIOD	1,162,303	666,934	145,889	13,061	1,406,921
NET ASSETS AT END OF PERIOD	$1,433,723	$671,311	$130,093	$14,223	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	41,811	28,717	6,343	407	32,518
Units issued	1,657	472	54	4	143
Units redeemed	(8,087)	(2,966)	(1,301)	(10)	(32,661)
Units outstanding at end of period	35,381	26,223	5,096	401	—
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	Morgan Stanley
	Infrastructure	Infrastructure	Strategist	Strategist	VIF Growth
	Class I	Class II	Class I	Class II	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$12,790	$723	$2,928	$(21)	$(80,388)
Net realized gains (losses)	117,061	5,774	(50,063)	(8,572)	(1,251,186)
Change in unrealized gains (losses)	(97,248)	(4,783)	184,891	31,096	3,576,949
Increase (decrease) in net assets from operations	32,603	1,714	137,756	22,503	2,245,375
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	780
Transfers for contract benefits and terminations	(153,682)	(15,344)	(167,287)	(35,316)	(813,433)
Contract maintenance charge	(660)	(107)	(801)	(639)	(4,106)
Transfers among the sub-accounts and with the
Fixed Account - net	1,503	2	(22,077)	840	(20,444)
Increase (decrease) in net assets from contract
transactions	(152,839)	(15,449)	(190,165)	(35,115)	(837,203)
INCREASE (DECREASE) IN NET ASSETS	(120,236)	(13,735)	(52,409)	(12,612)	1,408,172
NET ASSETS AT BEGINNING OF PERIOD	1,179,682	76,772	1,214,569	207,696	5,204,073
NET ASSETS AT END OF PERIOD	$1,059,446	$63,037	$1,162,160	$195,084	$6,612,245

UNITS OUTSTANDING
Units outstanding at beginning of period	15,992	3,251	72,835	12,625	147,978
Units issued	208	—	1,762	33	3,736
Units redeemed	(2,271)	(667)	(13,310)	(2,017)	(22,558)
Units outstanding at end of period	13,929	2,584	61,287	10,641	129,156
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley	Morgan Stanley
	VIF Growth	Real Estate	Real Estate	VIS Income Plus	VIS Income Plus
	Class II	Class I	Class II	Class X Shares	Class Y Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(22,585)	$1,249	$6,229	$42,365	$11,527
Net realized gains (losses)	(226,911)	(4,199)	(35,082)	(373,970)	(145,159)
Change in unrealized gains (losses)	771,119	21,783	190,789	382,534	152,757
Increase (decrease) in net assets from operations	521,623	18,833	161,936	50,929	19,125
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	300	—	—
Transfers for contract benefits and terminations	(128,328)	(11,744)	(174,126)	(88,630)	(16,463)
Contract maintenance charge	(6,624)	(142)	(993)	(370)	(194)
Transfers among the sub-accounts and with the
Fixed Account - net	(29,727)	(18)	(1,558)	(1,493,404)	(631,846)
Increase (decrease) in net assets from contract
transactions	(164,679)	(11,904)	(176,377)	(1,582,404)	(648,503)
INCREASE (DECREASE) IN NET ASSETS	356,944	6,929	(14,441)	(1,531,475)	(629,378)
NET ASSETS AT BEGINNING OF PERIOD	1,211,519	153,747	1,370,251	1,531,475	629,378
NET ASSETS AT END OF PERIOD	$1,568,463	$160,676	$1,355,810	$—	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	60,140	4,046	41,212	37,987	36,307
Units issued	162	116	1,379	1,165	244
Units redeemed	(3,292)	(430)	(6,374)	(39,152)	(36,552)
Units outstanding at end of period	57,010	3,732	36,217	—	(1)
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	PIMCO VIT
	Commodity	PIMCO VIT
	RealReturn®	Emerging	PIMCO VIT	PIMCO VIT	Putnam VT
	Strategy	Markets Bond	Real Return	Total Return	Core Equity Fund -
	Advisor Class	Advisor Class	Advisor Class	Advisor Class	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$248	$204	$933	$1,316	$(39,008)
Net realized gains (losses)	(26)	(27)	(4,570)	(2,895)	474,669
Change in unrealized gains (losses)	(395)	278	5,102	4,579	678,346
Increase (decrease) in net assets from operations	(173)	455	1,465	3,000	1,114,007
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	180
Transfers for contract benefits and terminations	—	—	(27,878)	(13,069)	(410,557)
Contract maintenance charge	(3)	(20)	(141)	(464)	(1,769)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	1	1,678	(87)	(17,468)
Increase (decrease) in net assets from contract
transactions	(4)	(19)	(26,341)	(13,620)	(429,614)
INCREASE (DECREASE) IN NET ASSETS	(177)	436	(24,876)	(10,620)	684,393
NET ASSETS AT BEGINNING OF PERIOD	1,861	4,882	79,913	78,268	4,425,185
NET ASSETS AT END OF PERIOD	$1,684	$5,318	$55,037	$67,648	$5,109,578

UNITS OUTSTANDING
Units outstanding at beginning of period	249	322	5,822	5,682	177,689
Units issued	—	—	1,830	—	1,195
Units redeemed	—	(1)	(3,735)	(999)	(16,553)
Units outstanding at end of period	249	321	3,917	4,683	162,331
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

		Putnam VT	Putnam VT
	Putnam VT	Emerging	Focused	Putnam VT	Putnam VT
	Diversified	Markets	International	George Putnam	Global
	Income	Equity Fund	Equity	Balanced	Asset Allocation
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$39,821	$(2,379)	$(8,729)	$(2,329)	$1,879
Net realized gains (losses)	(27,796)	(4,688)	(38,934)	42,817	22,515
Change in unrealized gains (losses)	15,754	37,663	283,803	412,337	193,786
Increase (decrease) in net assets from operations	27,779	30,596	236,140	452,825	218,180
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	480	480	168	—
Transfers for contract benefits and terminations	(47,837)	(29,032)	(238,690)	(186,000)	(329,590)
Contract maintenance charge	(184)	(259)	(692)	(2,911)	(1,004)
Transfers among the sub-accounts and with the
Fixed Account - net	10,959	561	(10,792)	8,202	7,140
Increase (decrease) in net assets from contract
transactions	(37,062)	(28,250)	(249,694)	(180,541)	(323,454)
INCREASE (DECREASE) IN NET ASSETS	(9,283)	2,346	(13,554)	272,284	(105,274)
NET ASSETS AT BEGINNING OF PERIOD	844,391	314,428	1,415,255	2,564,656	1,522,443
NET ASSETS AT END OF PERIOD	$835,108	$316,774	$1,401,701	$2,836,940	$1,417,169

UNITS OUTSTANDING
Units outstanding at beginning of period	45,201	20,742	94,038	117,408	62,120
Units issued	795	428	1,140	2,195	602
Units redeemed	(2,802)	(2,172)	(17,559)	(9,866)	(13,434)
Units outstanding at end of period	43,194	18,998	77,619	109,737	49,288
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Putnam VT	Putnam VT			Putnam VT
	Global	Government	Putnam VT	Putnam VT	International
	Health Care	Money Market	High Yield	Income	Equity
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(21,259)	$160,873	$59,887	$158,827	$(39,732)
Net realized gains (losses)	179,180	—	(48,296)	(254,685)	4,861
Change in unrealized gains (losses)	(16,049)	—	139,086	204,026	506,563
Increase (decrease) in net assets from operations	141,872	160,873	150,677	108,168	471,692
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	3,790	—	3,900	660
Transfers for contract benefits and terminations	(209,512)	(1,006,603)	(189,590)	(418,268)	(320,126)
Contract maintenance charge	(1,211)	(16,085)	(1,402)	(3,069)	(2,780)
Transfers among the sub-accounts and with the
Fixed Account - net	(84,179)	1,843,690	8,990	(55,383)	(20,335)
Increase (decrease) in net assets from contract
transactions	(294,902)	824,792	(182,002)	(472,820)	(342,581)
INCREASE (DECREASE) IN NET ASSETS	(153,030)	985,665	(31,325)	(364,652)	129,111
NET ASSETS AT BEGINNING OF PERIOD	2,154,192	5,536,455	1,545,553	3,816,982	2,943,066
NET ASSETS AT END OF PERIOD	$2,001,162	$6,522,120	$1,514,228	$3,452,330	$3,072,177

UNITS OUTSTANDING
Units outstanding at beginning of period	48,605	613,820	60,083	246,013	168,957
Units issued	467	262,109	1,258	15,609	2,998
Units redeemed	(6,949)	(173,153)	(8,358)	(46,910)	(20,561)
Units outstanding at end of period	42,123	702,776	52,983	214,712	151,394
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Putnam VT	Putnam VT		Putnam VT
	International	Large Cap	Putnam VT	Mortgage	Putnam VT
	Value	Growth Fund -	Large Cap Value	Securities	Research
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,051	$(119,261)	$102,082	$92,818	$(6,955)
Net realized gains (losses)	(1,112)	329,110	1,197,002	(30,756)	71,238
Change in unrealized gains (losses)	74,543	3,001,282	513,108	(38,059)	273,464
Increase (decrease) in net assets from operations	74,482	3,211,131	1,812,192	24,003	337,747
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	720	4,110	90	240
Transfers for contract benefits and terminations	(76,134)	(805,328)	(1,433,121)	(53,953)	(121,017)
Contract maintenance charge	(136)	(5,009)	(6,578)	(394)	(844)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,764)	(291,253)	(226,364)	31,092	(31,135)
Increase (decrease) in net assets from contract
transactions	(79,034)	(1,100,870)	(1,661,953)	(23,165)	(152,756)
INCREASE (DECREASE) IN NET ASSETS	(4,552)	2,110,261	150,239	838	184,991
NET ASSETS AT BEGINNING OF PERIOD	470,855	8,049,458	13,794,556	645,133	1,293,363
NET ASSETS AT END OF PERIOD	$466,303	$10,159,719	$13,944,795	$645,971	$1,478,354

UNITS OUTSTANDING
Units outstanding at beginning of period	28,435	464,881	304,109	40,484	42,868
Units issued	376	32,149	7,613	1,783	188
Units redeemed	(4,854)	(86,150)	(41,835)	(3,185)	(4,519)
Units outstanding at end of period	23,957	410,880	269,887	39,082	38,537
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

	Putnam VT		Putnam VT	Putnam VT	Templeton
	Small Cap	Putnam VT	Sustainable	Sustainable	Developing
	Growth	Small Cap Value	Future	Leaders	Markets
	Class IB	Class IB	Class IB	Class IB	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,564)	$(20,143)	$(4,387)	$(54,482)	$2,956
Net realized gains (losses)	(4,960)	126,141	(12,462)	384,617	(26,921)
Change in unrealized gains (losses)	29,613	244,223	97,181	1,257,128	94,433
Increase (decrease) in net assets from operations	23,089	350,221	80,332	1,587,263	70,468
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	240	—	180	660
Transfers for contract benefits and terminations	(43,504)	(308,588)	(199)	(834,106)	(87,089)
Contract maintenance charge	(8)	(868)	(84)	(3,910)	(1,102)
Transfers among the sub-accounts and with the
Fixed Account - net	56	(22,488)	(22,468)	(99,470)	(66,154)
Increase (decrease) in net assets from contract
transactions	(43,456)	(331,704)	(22,751)	(937,306)	(153,685)
INCREASE (DECREASE) IN NET ASSETS	(20,367)	18,517	57,581	649,957	(83,217)
NET ASSETS AT BEGINNING OF PERIOD	133,447	1,871,816	319,741	6,956,557	693,425
NET ASSETS AT END OF PERIOD	$113,080	$1,890,333	$377,322	$7,606,514	$610,208

UNITS OUTSTANDING
Units outstanding at beginning of period	3,229	40,936	7,809	236,671	21,859
Units issued	1	404	222	2,090	2,507
Units redeemed	(1,000)	(8,326)	(762)	(31,246)	(7,328)
Units outstanding at end of period	2,230	33,014	7,269	207,515	17,038

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2023

Templeton
Foreign
VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$62,814
Net realized gains (losses)	(20,829)
Change in unrealized gains (losses)	625,792
Increase (decrease) in net assets from operations	667,777
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	7,410
Transfers for contract benefits and terminations	(664,540)
Contract maintenance charge	(5,282)
Transfers among the sub-accounts and with the
Fixed Account - net	(152,418)
Increase (decrease) in net assets from contract
transactions	(814,830)
INCREASE (DECREASE) IN NET ASSETS	(147,053)
NET ASSETS AT BEGINNING OF PERIOD	3,846,972
NET ASSETS AT END OF PERIOD	$3,699,919

UNITS OUTSTANDING
Units outstanding at beginning of period	203,327
Units issued	7,755
Units redeemed	(48,201)
Units outstanding at end of period	162,881
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Allspring VT
	VPS Discovery	VPS International	VPS Large	VPS Relative	Index
	Value Portfolio -	Value	Cap Growth	Value Portfolio -	Asset Allocation
	Class B	Class B	Class B	Class B	Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,119)	$2,915	$(27,904)	$(8,159)	$(1,039)
Net realized gains (losses)	62,829	(2,559)	209,704	319,978	20,095
Change in unrealized gains (losses)	(139,570)	(23,258)	(806,692)	(427,378)	(53,903)
Increase (decrease) in net assets from operations	(80,860)	(22,902)	(624,892)	(115,559)	(34,847)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(33,164)	(8,039)	(49,552)	(129,319)	(1,443)
Contract maintenance charge	(2,586)	(564)	(4,920)	(4,304)	(144)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,700)	120	437	(45,951)	(88)
Increase (decrease) in net assets from contract
transactions	(37,450)	(8,483)	(54,035)	(179,574)	(1,675)
INCREASE (DECREASE) IN NET ASSETS	(118,310)	(31,385)	(678,927)	(295,133)	(36,522)
NET ASSETS AT BEGINNING OF PERIOD	475,721	149,754	2,107,268	1,928,759	193,658
NET ASSETS AT END OF PERIOD	$357,411	$118,369	$1,428,341	$1,633,626	$157,136

UNITS OUTSTANDING
Units outstanding at beginning of period	9,371	13,167	39,192	55,102	6,029
Units issued	36	74	26	166	4
Units redeemed	(890)	(941)	(1,417)	(5,686)	(63)
Units outstanding at end of period	8,517	12,300	37,801	49,582	5,970

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		AST
	Allspring VT	Academic	AST	AST	AST
	Opportunity	Strategies	Advanced	Government	International
	Class 2	Asset Allocation	Strategies	Money Market	Equity
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(428)	$(386)	$(396)	$(10)	$(29)
Net realized gains (losses)	7,003	771	233	—	22
Change in unrealized gains (losses)	(15,684)	(3,626)	(4,574)	—	(826)
Increase (decrease) in net assets from operations	(9,109)	(3,241)	(4,737)	(10)	(833)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(1,767)	(1,210)	—	(22,162)	—
Contract maintenance charge	—	(30)	(17)	—	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	495	(1)	(1)	18,133	—
Increase (decrease) in net assets from contract
transactions	(1,272)	(1,241)	(18)	(4,029)	(4)
INCREASE (DECREASE) IN NET ASSETS	(10,381)	(4,482)	(4,755)	(4,039)	(837)
NET ASSETS AT BEGINNING OF PERIOD	41,794	21,422	26,239	9,357	2,805
NET ASSETS AT END OF PERIOD	$31,413	$16,940	$21,484	$5,318	$1,968

UNITS OUTSTANDING
Units outstanding at beginning of period	1,839	1,602	1,234	1,016	149
Units issued	35	—	—	—	—
Units redeemed	(107)	(108)	(1)	(439)	(1)
Units outstanding at end of period	1,767	1,494	1,233	577	148
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	AST				AST
	J.P. Morgan	AST			Neuberger
	Tactical	Large-Cap	AST	AST	Berman/LSV
	Preservation	Growth	Large-Cap	Mid-Cap	Mid-Cap
	Portfolio	Portfolio	Value	Growth	Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(288)	$(71)	$(48)	$(68)	$(94)
Net realized gains (losses)	115	—	(2)	34	70
Change in unrealized gains (losses)	(3,087)	(415)	(142)	(2,044)	(643)
Increase (decrease) in net assets from operations	(3,260)	(486)	(192)	(2,078)	(667)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	—	—	—	—
Contract maintenance charge	(13)	(18)	(8)	(9)	(13)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	9,067	4,047	—	—
Increase (decrease) in net assets from contract
transactions	(14)	9,049	4,039	(9)	(13)
INCREASE (DECREASE) IN NET ASSETS	(3,274)	8,563	3,847	(2,087)	(680)
NET ASSETS AT BEGINNING OF PERIOD	18,984	—	—	6,518	7,378
NET ASSETS AT END OF PERIOD	$15,710	$8,563	$3,847	$4,431	$6,698

UNITS OUTSTANDING
Units outstanding at beginning of period	1,172	—	—	177	285
Units issued	—	243	182	—	1
Units redeemed	(1)	—	—	—	(1)
Units outstanding at end of period	1,171	243	182	177	285
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	AST	AST		AST
	Preservation	Prudential	AST	T. Rowe Price	BNY Mellon
	Asset	Growth	Small-Cap	Asset	Stock Index
	Allocation	Allocation	Growth	Allocation	Fund, Inc.
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(820)	$(1,404)	$(18)	$(1,764)	$1,465
Net realized gains (losses)	345	5,776	(3)	4,964	197,896
Change in unrealized gains (losses)	(10,151)	(29,937)	(346)	(31,470)	(587,713)
Increase (decrease) in net assets from operations	(10,626)	(25,565)	(367)	(28,270)	(388,352)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	—	(6,578)	—	(7,390)	(37,095)
Contract maintenance charge	(60)	(10)	(8)	(20)	(734)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(58,957)	4,470	(66,665)	(39,959)
Increase (decrease) in net assets from contract
transactions	(60)	(65,545)	4,462	(74,075)	(77,788)
INCREASE (DECREASE) IN NET ASSETS	(10,686)	(91,110)	4,095	(102,345)	(466,140)
NET ASSETS AT BEGINNING OF PERIOD	63,044	134,099	—	161,306	2,006,746
NET ASSETS AT END OF PERIOD	$52,358	$42,989	$4,095	$58,961	$1,540,606

UNITS OUTSTANDING
Units outstanding at beginning of period	3,578	7,788	—	7,644	53,718
Units issued	—	2,958	148	2,684	1,367
Units redeemed	(4)	(7,636)	(1)	(6,929)	(3,962)
Units outstanding at end of period	3,574	3,110	147	3,399	51,123
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	BNY Mellon			Delaware VIP
	Sustainable U.S.	BNY Mellon VIF	BNY Mellon VIF	Small Cap	Fidelity VIP
	Equity Portfolio,	Appreciation	Government	Value Series -	Contrafund
	Inc	Initial Shares	Money Market	Standard Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,019)	$(1,297)	$(578)	$(2,895)	$(18,479)
Net realized gains (losses)	10,761	52,096	—	62,771	112,552
Change in unrealized gains (losses)	(49,964)	(111,882)	—	(168,070)	(574,408)
Increase (decrease) in net assets from operations	(40,222)	(61,083)	(578)	(108,194)	(480,335)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	4,466
Transfers for contract benefits and terminations	(1,313)	(25,169)	(460,017)	(47,222)	(137,595)
Contract maintenance charge	(99)	(79)	(239)	(453)	(2,159)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(38,403)	372,417	(2,016)	135,263
Increase (decrease) in net assets from contract
transactions	(1,413)	(63,651)	(87,839)	(49,691)	(25)
INCREASE (DECREASE) IN NET ASSETS	(41,635)	(124,734)	(88,417)	(157,885)	(480,360)
NET ASSETS AT BEGINNING OF PERIOD	168,941	290,954	271,676	830,862	1,802,860
NET ASSETS AT END OF PERIOD	$127,306	$166,220	$183,259	$672,977	$1,322,500

UNITS OUTSTANDING
Units outstanding at beginning of period	6,113	7,260	28,311	11,426	46,756
Units issued	—	1,344	86,721	7	5,150
Units redeemed	(65)	(3,478)	(95,936)	(773)	(4,166)
Units outstanding at end of period	6,048	5,126	19,096	10,660	47,740
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Equity Income -	Freedom 2010 -	Freedom 2020 -	Freedom 2030 -	Freedom Income -
	Initial Class	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,384	$235	$2,936	$23	$4,182
Net realized gains (losses)	43,082	3,327	204,947	1,223	18,549
Change in unrealized gains (losses)	(116,700)	(13,390)	(627,386)	(4,897)	(115,488)
Increase (decrease) in net assets from operations	(68,234)	(9,828)	(419,503)	(3,651)	(92,757)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(48,297)	(2,317)	(59,435)	—	(28,313)
Contract maintenance charge	(402)	(70)	(2,461)	(8)	(4,094)
Transfers among the sub-accounts and with the
Fixed Account - net	(50,121)	(1)	(1)	(2)	(170)
Increase (decrease) in net assets from contract
transactions	(98,820)	(2,388)	(61,897)	(10)	(32,577)
INCREASE (DECREASE) IN NET ASSETS	(167,054)	(12,216)	(481,400)	(3,661)	(125,334)
NET ASSETS AT BEGINNING OF PERIOD	1,043,492	66,466	2,429,815	19,856	702,380
NET ASSETS AT END OF PERIOD	$876,438	$54,250	$1,948,415	$16,195	$577,046

UNITS OUTSTANDING
Units outstanding at beginning of period	29,956	3,472	118,332	850	43,336
Units issued	1,335	6	—	—	28
Units redeemed	(4,486)	(145)	(3,460)	—	(2,256)
Units outstanding at end of period	26,805	3,333	114,872	850	41,108
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Fidelity VIP	Fidelity VIP		Fidelity VIP	Fidelity VIP
	Government	Government	Fidelity VIP	Growth	Growth
	Money Market -	Money Market -	Growth -	& Income	Opportunities
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$689	$(5,394)	$(8,295)	$(30)	$(5,404)
Net realized gains (losses)	—	—	122,728	1,062	88,336
Change in unrealized gains (losses)	—	—	(532,382)	(3,259)	(323,286)
Increase (decrease) in net assets from operations	689	(5,394)	(417,949)	(2,227)	(240,354)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(126,853)	(268,047)	(14,753)	(775)	(8,893)
Contract maintenance charge	(1,019)	(4,892)	(515)	(13)	(120)
Transfers among the sub-accounts and with the
Fixed Account - net	(7,344)	(38,853)	(36,784)	(227)	(73,859)
Increase (decrease) in net assets from contract
transactions	(135,216)	(311,792)	(52,052)	(1,015)	(82,872)
INCREASE (DECREASE) IN NET ASSETS	(134,527)	(317,186)	(470,001)	(3,242)	(323,226)
NET ASSETS AT BEGINNING OF PERIOD	2,019,538	1,272,192	1,639,953	33,161	625,235
NET ASSETS AT END OF PERIOD	$1,885,011	$955,006	$1,169,952	$29,919	$302,009

UNITS OUTSTANDING
Units outstanding at beginning of period	208,083	142,717	41,318	977	10,081
Units issued	1,013	489	1,394	2	122
Units redeemed	(15,003)	(35,667)	(3,133)	(34)	(2,231)
Units outstanding at end of period	194,093	107,539	39,579	945	7,972
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

					Fidelity VIP II
	Fidelity VIP	Fidelity VIP	Fidelity VIP II	Fidelity VIP II	Investment
	High Income -	High Income	Contrafund -	Index 500 -	Grade Bond -
	Initial Class	Service Class 2	Initial Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$7,250	$97	$(9,618)	$1,787	$2,525
Net realized gains (losses)	(4,393)	(91)	90,823	130,165	11,921
Change in unrealized gains (losses)	(31,607)	(477)	(527,711)	(367,339)	(53,918)
Increase (decrease) in net assets from operations	(28,750)	(471)	(446,506)	(235,387)	(39,472)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	3,150	—
Transfers for contract benefits and terminations	(16,505)	(274)	(64,272)	(89,052)	(5,686)
Contract maintenance charge	(91)	(2)	(655)	(384)	(121)
Transfers among the sub-accounts and with the
Fixed Account - net	500	18	(32,074)	(123,649)	(1,388)
Increase (decrease) in net assets from contract
transactions	(16,096)	(258)	(97,001)	(209,935)	(7,195)
INCREASE (DECREASE) IN NET ASSETS	(44,846)	(729)	(543,507)	(445,322)	(46,667)
NET ASSETS AT BEGINNING OF PERIOD	227,286	3,623	1,648,941	1,346,545	283,853
NET ASSETS AT END OF PERIOD	$182,440	$2,894	$1,105,434	$901,223	$237,186

UNITS OUTSTANDING
Units outstanding at beginning of period	10,664	186	29,618	36,381	13,168
Units issued	102	8	1,146	94	20
Units redeemed	(986)	(24)	(3,471)	(6,330)	(387)
Units outstanding at end of period	9,780	170	27,293	30,145	12,801
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Fidelity VIP III
	Growth	Fidelity VIP III	Fidelity VIP	Fidelity VIP	Franklin
	Opportunities -	Mid Cap -	Index 500	Overseas -	DynaTech
	Service Class 2	Service Class 2	Service Class 2	Initial Class	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,600)	$(4,401)	$(2,887)	$(287)	$(392)
Net realized gains (losses)	51,541	29,212	65,341	3,978	10,567
Change in unrealized gains (losses)	(215,035)	(97,049)	(367,600)	(53,805)	(22,330)
Increase (decrease) in net assets from operations	(168,094)	(72,238)	(305,146)	(50,114)	(12,155)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(10,712)	(38,619)	(82,070)	(12,897)	—
Contract maintenance charge	(4)	(1,962)	(1,489)	(103)	—
Transfers among the sub-accounts and with the
Fixed Account - net	32,224	(216)	364,972	1,661	—
Increase (decrease) in net assets from contract
transactions	21,508	(40,797)	281,413	(11,339)	—
INCREASE (DECREASE) IN NET ASSETS	(146,586)	(113,035)	(23,733)	(61,453)	(12,155)
NET ASSETS AT BEGINNING OF PERIOD	409,199	467,931	1,397,754	201,105	29,583
NET ASSETS AT END OF PERIOD	$262,613	$354,896	$1,374,021	$139,652	$17,428

UNITS OUTSTANDING
Units outstanding at beginning of period	5,958	14,938	36,626	9,137	675
Units issued	559	43	12,703	129	—
Units redeemed	(243)	(1,490)	(4,229)	(765)	—
Units outstanding at end of period	6,274	13,491	45,100	8,501	675
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Franklin		Franklin	Franklin
	Growth	Franklin	Large Cap	Mutual Global	Franklin
	and Income	Income	Growth	Discovery	Mutual Shares
	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$61,819	$181,926	$(69,002)	$(162)	$7,817
Net realized gains (losses)	1,727,503	124,563	1,059,166	30,772	400,970
Change in unrealized gains (losses)	(2,162,040)	(700,188)	(3,318,082)	(59,286)	(797,707)
Increase (decrease) in net assets from operations	(372,718)	(393,699)	(2,327,918)	(28,676)	(388,920)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	150	204	28,355	—	5,687
Transfers for contract benefits and terminations	(265,674)	(675,557)	(598,748)	(17,321)	(609,886)
Contract maintenance charge	(3,605)	(5,660)	(4,629)	(1,408)	(5,034)
Transfers among the sub-accounts and with the
Fixed Account - net	30,827	33,549	599,660	121,023	(122,686)
Increase (decrease) in net assets from contract
transactions	(238,302)	(647,464)	24,638	102,294	(731,919)
INCREASE (DECREASE) IN NET ASSETS	(611,020)	(1,041,163)	(2,303,280)	73,618	(1,120,839)
NET ASSETS AT BEGINNING OF PERIOD	4,580,265	6,044,333	6,252,343	433,187	4,496,929
NET ASSETS AT END OF PERIOD	$3,969,245	$5,003,170	$3,949,063	$506,805	$3,376,090

UNITS OUTSTANDING
Units outstanding at beginning of period	110,554	248,017	144,720	19,833	150,194
Units issued	9,620	7,444	22,386	6,366	7,463
Units redeemed	(15,871)	(35,203)	(21,513)	(998)	(34,591)
Units outstanding at end of period	104,303	220,258	145,593	25,201	123,066

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

			Goldman Sachs	Goldman Sachs	Goldman Sachs
		Franklin	VIT Large	VIT Mid	VIT Small Cap
	Franklin	U.S. Government	Cap Value -	Cap Value -	Equity Insights -
	Small Cap Value	Securities	Institutional	Institutional	Institutional
	VIP Fund - Class 2	VIP Fund - Class 2	Class	Class	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(14,102)	$9,980	$(36)	$(664)	$(623)
Net realized gains (losses)	434,333	(43,668)	1,568	8,425	192
Change in unrealized gains (losses)	(759,778)	(113,841)	(2,929)	(14,965)	(9,502)
Increase (decrease) in net assets from operations	(339,547)	(147,529)	(1,397)	(7,204)	(9,933)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,523	366	—	—	—
Transfers for contract benefits and terminations	(129,354)	(145,413)	—	—	(526)
Contract maintenance charge	(3,411)	(1,051)	(53)	(200)	(98)
Transfers among the sub-accounts and with the
Fixed Account - net	(159,186)	(130,548)	(107)	1	261
Increase (decrease) in net assets from contract
transactions	(288,428)	(276,646)	(160)	(199)	(363)
INCREASE (DECREASE) IN NET ASSETS	(627,975)	(424,175)	(1,557)	(7,403)	(10,296)
NET ASSETS AT BEGINNING OF PERIOD	2,983,893	1,583,312	17,856	61,726	47,681
NET ASSETS AT END OF PERIOD	$2,355,918	$1,159,137	$16,299	$54,323	$37,385

UNITS OUTSTANDING
Units outstanding at beginning of period	54,889	125,700	703	1,834	1,629
Units issued	1,929	17,975	—	—	12
Units redeemed	(7,853)	(40,123)	(7)	(7)	(27)
Units outstanding at end of period	48,965	103,552	696	1,827	1,614
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Goldman Sachs
	VIT U.S.	Invesco V.I.	Invesco V.I.
	Equity Insights -	American	American	Invesco V.I.	Invesco V.I.
	Institutional	Franchise	Franchise	American Value	American Value
	Class	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(293)	$(71,972)	$(21,348)	$(14,399)	$(19,158)
Net realized gains (losses)	194	1,539,302	396,594	444,604	349,111
Change in unrealized gains (losses)	(8,433)	(3,811,198)	(938,427)	(532,234)	(418,103)
Increase (decrease) in net assets from operations	(8,532)	(2,343,868)	(563,181)	(102,029)	(88,150)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	180	—	288
Transfers for contract benefits and terminations	—	(325,403)	(38,425)	(65,485)	(188,923)
Contract maintenance charge	(71)	(4,323)	(2,966)	(2,467)	(5,180)
Transfers among the sub-accounts and with the
Fixed Account - net	332	(32,571)	25,376	27,851	98,515
Increase (decrease) in net assets from contract
transactions	261	(362,297)	(15,835)	(40,101)	(95,300)
INCREASE (DECREASE) IN NET ASSETS	(8,271)	(2,706,165)	(579,016)	(142,130)	(183,450)
NET ASSETS AT BEGINNING OF PERIOD	40,453	7,449,539	1,749,120	2,568,728	1,908,031
NET ASSETS AT END OF PERIOD	$32,182	$4,743,374	$1,170,104	$2,426,598	$1,724,581

UNITS OUTSTANDING
Units outstanding at beginning of period	1,053	186,431	37,565	161,383	55,379
Units issued	12	819	868	1,520	5,628
Units redeemed	(4)	(12,088)	(1,406)	(5,632)	(7,838)
Units outstanding at end of period	1,061	175,162	37,027	157,271	53,169
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Capital	Capital	Invesco V.I.	Invesco V.I.	Conservative
	Appreciation	Appreciation	Comstock	Comstock	Balanced
	Series I	Series II	Series I	Series II	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(7,670)	$(86,158)	$1,925	$(15,296)	$(6,889)
Net realized gains (losses)	218,468	1,956,000	67,663	406,953	114,858
Change in unrealized gains (losses)	(461,944)	(4,205,204)	(76,300)	(427,891)	(442,515)
Increase (decrease) in net assets from operations	(251,146)	(2,335,362)	(6,712)	(36,234)	(334,546)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	12,416	—	12,416	2,247
Transfers for contract benefits and terminations	(20,206)	(434,111)	(59,300)	(176,870)	(34,771)
Contract maintenance charge	(273)	(5,885)	(500)	(12,682)	(1,311)
Transfers among the sub-accounts and with the
Fixed Account - net	5,160	(215,494)	(82,551)	(507,419)	(122,673)
Increase (decrease) in net assets from contract
transactions	(15,319)	(643,074)	(142,351)	(684,555)	(156,508)
INCREASE (DECREASE) IN NET ASSETS	(266,465)	(2,978,436)	(149,063)	(720,789)	(491,054)
NET ASSETS AT BEGINNING OF PERIOD	798,349	7,420,890	1,058,395	5,961,039	1,849,727
NET ASSETS AT END OF PERIOD	$531,884	$4,442,454	$909,332	$5,240,250	$1,358,673

UNITS OUTSTANDING
Units outstanding at beginning of period	24,918	150,330	28,108	176,981	84,951
Units issued	228	12,282	12	2,433	2,455
Units redeemed	(861)	(30,775)	(4,028)	(23,896)	(11,403)
Units outstanding at end of period	24,285	131,837	24,092	155,518	76,003
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

					Invesco V.I.
	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Discovery Mid
	Core Equity Fund -	Core Equity Fund -	Core Plus Bond	Core Plus Bond	Cap Growth
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(13,739)	$(285)	$(2,267)	$(10,280)	$(13,902)
Net realized gains (losses)	563,472	5,707	(3,883)	(6,628)	302,180
Change in unrealized gains (losses)	(1,475,711)	(12,836)	(46,771)	(126,858)	(751,539)
Increase (decrease) in net assets from operations	(925,978)	(7,414)	(52,921)	(143,766)	(463,261)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Transfers for contract benefits and terminations	(426,768)	(524)	(22,343)	(102,820)	(72,144)
Contract maintenance charge	(2,962)	(100)	(185)	(3,154)	(391)
Transfers among the sub-accounts and with the
Fixed Account - net	(55,691)	(13)	201,414	2,424,787	3,478
Increase (decrease) in net assets from contract
transactions	(485,421)	(637)	178,886	2,318,813	(69,057)
INCREASE (DECREASE) IN NET ASSETS	(1,411,399)	(8,051)	125,965	2,175,047	(532,318)
NET ASSETS AT BEGINNING OF PERIOD	4,436,265	33,821	263,351	1,919	1,479,427
NET ASSETS AT END OF PERIOD	$3,024,866	$25,770	$389,316	$2,176,966	$947,109

UNITS OUTSTANDING
Units outstanding at beginning of period	142,309	1,133	14,479	124	69,524
Units issued	2,273	212	12,928	257,208	183
Units redeemed	(20,188)	(246)	(1,914)	(25,838)	(4,953)
Units outstanding at end of period	124,394	1,099	25,493	231,494	64,754
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Discovery Mid	Diversified	Diversified	Equally-Weighted	Equally-Weighted
	Cap Growth	Dividend	Dividend	S&P 500 Fund -	S&P 500 Fund -
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(37,804)	$27,990	$1,055	$2,180	$(7,165)
Net realized gains (losses)	684,072	711,598	94,302	138,844	100,755
Change in unrealized gains (losses)	(1,690,586)	(899,146)	(116,747)	(245,199)	(198,268)
Increase (decrease) in net assets from operations	(1,044,318)	(159,558)	(21,390)	(104,175)	(104,678)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	348	420	—	—	—
Transfers for contract benefits and terminations	(124,331)	(144,496)	(16,282)	(29,521)	(67,652)
Contract maintenance charge	(4,744)	(2,485)	(575)	(378)	(8,321)
Transfers among the sub-accounts and with the
Fixed Account - net	(154,466)	(7,346)	(12,560)	2,704,635	2,207,775
Increase (decrease) in net assets from contract
transactions	(283,193)	(153,907)	(29,417)	2,674,736	2,131,802
INCREASE (DECREASE) IN NET ASSETS	(1,327,511)	(313,465)	(50,807)	2,570,561	2,027,124
NET ASSETS AT BEGINNING OF PERIOD	3,279,648	5,384,015	672,777	—	—
NET ASSETS AT END OF PERIOD	$1,952,137	$5,070,550	$621,970	$2,570,561	$2,027,124

UNITS OUTSTANDING
Units outstanding at beginning of period	81,917	55,217	25,434	—	—
Units issued	3,018	315	7	270,677	230,879
Units redeemed	(12,332)	(1,918)	(1,053)	(3,226)	(19,074)
Units outstanding at end of period	72,603	53,614	24,388	267,451	211,805
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Equity	EQV International	EQV International	Global
	and Income	and Income	Equity Fund	Equity	Core Equity
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,972	$(2,155)	$3,619	$(104)	$(9,784)
Net realized gains (losses)	224,216	169,030	112,384	3,548	65,380
Change in unrealized gains (losses)	(377,546)	(269,398)	(339,628)	(12,401)	(328,166)
Increase (decrease) in net assets from operations	(147,358)	(102,523)	(223,625)	(8,957)	(272,570)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	2,067	—	—	—
Transfers for contract benefits and terminations	(150,811)	(151,891)	(78,956)	(1,780)	(40,228)
Contract maintenance charge	(1,181)	(2,674)	(512)	(3)	(534)
Transfers among the sub-accounts and with the
Fixed Account - net	(5,201)	(2,733)	4,725	(229)	(12,726)
Increase (decrease) in net assets from contract
transactions	(157,193)	(155,231)	(74,743)	(2,012)	(53,488)
INCREASE (DECREASE) IN NET ASSETS	(304,551)	(257,754)	(298,368)	(10,969)	(326,058)
NET ASSETS AT BEGINNING OF PERIOD	1,762,588	1,191,752	1,164,246	44,276	1,208,803
NET ASSETS AT END OF PERIOD	$1,458,037	$933,998	$865,878	$33,307	$882,745

UNITS OUTSTANDING
Units outstanding at beginning of period	78,825	39,561	47,772	1,601	28,981
Units issued	402	350	445	10	42
Units redeemed	(8,096)	(6,007)	(4,470)	(205)	(1,572)
Units outstanding at end of period	71,131	33,904	43,747	1,406	27,451
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Global	Invesco V.I.	Invesco V.I.	Global	Global
	Core Equity	Global	Global	Strategic Income	Strategic Income
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,712)	$(5,936)	$(16,357)	$(5,460)	$(74,300)
Net realized gains (losses)	13,219	84,516	204,583	(5,361)	(146,048)
Change in unrealized gains (losses)	(64,550)	(287,613)	(685,868)	(51,280)	(516,786)
Increase (decrease) in net assets from operations	(54,043)	(209,033)	(497,642)	(62,101)	(737,134)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	2,067	—	38,822
Transfers for contract benefits and terminations	(17,707)	(10,271)	(112,428)	(13,340)	(379,493)
Contract maintenance charge	(614)	(128)	(1,963)	(203)	(3,689)
Transfers among the sub-accounts and with the
Fixed Account - net	—	4,480	36,265	(3)	(78,925)
Increase (decrease) in net assets from contract
transactions	(18,321)	(5,919)	(76,059)	(13,546)	(423,285)
INCREASE (DECREASE) IN NET ASSETS	(72,364)	(214,952)	(573,701)	(75,647)	(1,160,419)
NET ASSETS AT BEGINNING OF PERIOD	239,278	641,313	1,521,889	493,801	5,764,189
NET ASSETS AT END OF PERIOD	$166,914	$426,361	$948,188	$418,154	$4,603,770

UNITS OUTSTANDING
Units outstanding at beginning of period	10,124	15,411	25,721	29,038	310,186
Units issued	—	171	2,340	371	9,829
Units redeemed	(871)	(378)	(4,166)	(1,333)	(35,261)
Units outstanding at end of period	9,253	15,204	23,895	28,076	284,754
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Government	Growth	Invesco V.I.
	Money Market	Money Market	Securities	and Income	High Yield Fund -
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(177)	$—	$2,972	$(8,145)	$12,785
Net realized gains (losses)	—	—	(29,624)	368,999	(3,766)
Change in unrealized gains (losses)	—	—	(45,038)	(594,849)	(55,148)
Increase (decrease) in net assets from operations	(177)	—	(71,690)	(233,995)	(46,129)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	19,827	—
Transfers for contract benefits and terminations	(32,819)	—	(59,952)	(391,265)	(16,018)
Contract maintenance charge	(140)	—	(418)	(3,579)	(217)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	—	(112,409)	140,971	(1,608)
Increase (decrease) in net assets from contract
transactions	(32,960)	—	(172,779)	(234,046)	(17,843)
INCREASE (DECREASE) IN NET ASSETS	(33,137)	—	(244,469)	(468,041)	(63,972)
NET ASSETS AT BEGINNING OF PERIOD	193,798	15	699,253	3,441,657	433,026
NET ASSETS AT END OF PERIOD	$160,661	$15	$454,784	$2,973,616	$369,054

UNITS OUTSTANDING
Units outstanding at beginning of period	20,185	2	41,294	84,434	18,387
Units issued	6	—	7,150	7,873	117
Units redeemed	(3,187)	—	(18,024)	(13,031)	(936)
Units outstanding at end of period	17,004	2	30,420	79,276	17,568
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street	Invesco V.I.	Invesco V.I.
	High Yield	Mid Cap	Mid Cap	Main Street	Main Street
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$8,610	$(3,759)	$(580)	$2,864	$(25,765)
Net realized gains (losses)	(5,882)	76,563	6,889	475,454	2,986,753
Change in unrealized gains (losses)	(44,573)	(142,303)	(13,225)	(791,776)	(4,895,243)
Increase (decrease) in net assets from operations	(41,845)	(69,499)	(6,916)	(313,458)	(1,934,255)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	38,029
Transfers for contract benefits and terminations	(13,078)	(24,223)	(6,365)	(69,629)	(466,461)
Contract maintenance charge	(1,484)	(239)	—	(958)	(5,801)
Transfers among the sub-accounts and with the
Fixed Account - net	(8,247)	440	1	3,390	89,814
Increase (decrease) in net assets from contract
transactions	(22,809)	(24,022)	(6,364)	(67,197)	(344,419)
INCREASE (DECREASE) IN NET ASSETS	(64,654)	(93,521)	(13,280)	(380,655)	(2,278,674)
NET ASSETS AT BEGINNING OF PERIOD	375,442	450,657	45,247	1,503,952	9,209,401
NET ASSETS AT END OF PERIOD	$310,788	$357,136	$31,967	$1,123,297	$6,930,727

UNITS OUTSTANDING
Units outstanding at beginning of period	17,634	11,799	1,460	43,955	195,288
Units issued	8	13	—	133	8,167
Units redeemed	(1,175)	(769)	(266)	(2,466)	(16,356)
Units outstanding at end of period	16,467	11,043	1,194	41,622	187,099
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Invesco V.I.	Invesco V.I.
	Main Street	Main Street	Invesco V.I.	Invesco V.I.
	Small Cap	Small Cap	Technology	Technology	Lord Abbett
	Series I	Series II	Series I	Series II	Bond Debenture
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,602)	$(33,591)	$(5,924)	$(2,714)	$49,188
Net realized gains (losses)	73,986	392,747	159,776	71,836	(17,553)
Change in unrealized gains (losses)	(167,246)	(917,464)	(393,650)	(170,042)	(315,816)
Increase (decrease) in net assets from operations	(96,862)	(558,308)	(239,798)	(100,920)	(284,181)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,250	3,643	—	—	12,416
Transfers for contract benefits and terminations	(68,874)	(197,021)	(35,715)	—	(139,491)
Contract maintenance charge	(146)	(3,113)	(262)	—	(1,821)
Transfers among the sub-accounts and with the
Fixed Account - net	(25,849)	(19,986)	89	1	(39,439)
Increase (decrease) in net assets from contract
transactions	(92,619)	(216,477)	(35,888)	1	(168,335)
INCREASE (DECREASE) IN NET ASSETS	(189,481)	(774,785)	(275,686)	(100,919)	(452,516)
NET ASSETS AT BEGINNING OF PERIOD	600,821	3,317,532	608,520	246,009	2,078,078
NET ASSETS AT END OF PERIOD	$411,340	$2,542,747	$332,834	$145,090	$1,625,562

UNITS OUTSTANDING
Units outstanding at beginning of period	12,225	53,142	11,371	4,919	91,058
Units issued	99	1,492	2	—	4,728
Units redeemed	(2,255)	(5,485)	(865)	—	(12,860)
Units outstanding at end of period	10,069	49,149	10,508	4,919	82,926

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

					LVIP Delaware
	Lord Abbett	Lord Abbett	Lord Abbett	Lord Abbett	Smid Cap
	Fundamental	Growth	Growth	Mid Cap	Core Series
	Equity	and Income	Opportunities	Stock	Standard Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,910)	$400	$(13,028)	$(11,671)	$(2,666)
Net realized gains (losses)	96,489	87,490	80,962	128,376	9,977
Change in unrealized gains (losses)	(201,217)	(191,212)	(456,108)	(361,366)	(63,779)
Increase (decrease) in net assets from operations	(107,638)	(103,322)	(388,174)	(244,661)	(56,468)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	7,046	—
Transfers for contract benefits and terminations	(43,302)	(14,585)	(38,638)	(114,072)	(1,943)
Contract maintenance charge	(880)	(2,005)	(1,573)	(1,111)	(97)
Transfers among the sub-accounts and with the
Fixed Account - net	(10,143)	118,907	61,579	(24,024)	1,198
Increase (decrease) in net assets from contract
transactions	(54,325)	102,317	21,368	(132,161)	(842)
INCREASE (DECREASE) IN NET ASSETS	(161,963)	(1,005)	(366,806)	(376,822)	(57,310)
NET ASSETS AT BEGINNING OF PERIOD	832,226	950,104	1,138,091	1,978,276	381,962
NET ASSETS AT END OF PERIOD	$670,263	$949,099	$771,285	$1,601,454	$324,652

UNITS OUTSTANDING
Units outstanding at beginning of period	25,072	34,033	23,216	74,714	9,681
Units issued	243	6,497	2,459	1,713	43
Units redeemed	(2,057)	(2,093)	(2,050)	(7,325)	(66)
Units outstanding at end of period	23,258	38,437	23,625	69,102	9,658
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

				MFS VIT
	MFS VIT	MFS VIT	MFS VIT	Total Return	Morgan Stanley
	High Yield	Investors Trust	New Discovery	Bond	VIF Discovery
	Initial Class	Initial Class	Initial Class	Initial Class	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,222	$(915)	$(2,447)	$3,161	$(4,530)
Net realized gains (losses)	(888)	22,435	59,849	2,282	121,425
Change in unrealized gains (losses)	(19,713)	(53,928)	(140,694)	(41,204)	(472,282)
Increase (decrease) in net assets from operations	(15,379)	(32,408)	(83,292)	(35,761)	(355,387)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,250	—	—	1,350	—
Transfers for contract benefits and terminations	(4,774)	(2,426)	(3,873)	(8,861)	(3,623)
Contract maintenance charge	(34)	(85)	(92)	(47)	(697)
Transfers among the sub-accounts and with the
Fixed Account - net	287	(336)	(19,233)	19	1
Increase (decrease) in net assets from contract
transactions	(2,271)	(2,847)	(23,198)	(7,539)	(4,319)
INCREASE (DECREASE) IN NET ASSETS	(17,650)	(35,255)	(106,490)	(43,300)	(359,706)
NET ASSETS AT BEGINNING OF PERIOD	134,307	186,138	285,486	240,893	561,343
NET ASSETS AT END OF PERIOD	$116,657	$150,883	$178,996	$197,593	$201,637

UNITS OUTSTANDING
Units outstanding at beginning of period	5,567	5,296	6,827	10,716	5,756
Units issued	114	—	55	68	—
Units redeemed	(209)	(91)	(712)	(443)	(89)
Units outstanding at end of period	5,472	5,205	6,170	10,341	5,667
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging	VIF Global
	VIF Discovery	Markets Debt	Markets Equity	Markets Equity	Franchise
	Class II	Class II	Class I	Class II	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(25,907)	$44,375	$(1,641)	$(200)	$(18,412)
Net realized gains (losses)	591,966	(24,840)	16,475	1,845	73,706
Change in unrealized gains (losses)	(2,330,124)	(192,424)	(68,920)	(7,657)	(476,855)
Increase (decrease) in net assets from operations	(1,764,065)	(172,889)	(54,086)	(6,012)	(421,561)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	120
Transfers for contract benefits and terminations	(60,301)	(12,530)	(9,134)	(6,374)	(258,872)
Contract maintenance charge	(4,977)	(339)	(104)	(71)	(2,576)
Transfers among the sub-accounts and with the
Fixed Account - net	345,159	3,144	1,025	459	(281,136)
Increase (decrease) in net assets from contract
transactions	279,881	(9,725)	(8,213)	(5,986)	(542,464)
INCREASE (DECREASE) IN NET ASSETS	(1,484,184)	(182,614)	(62,299)	(11,998)	(964,025)
NET ASSETS AT BEGINNING OF PERIOD	2,646,487	849,548	208,188	25,059	2,370,946
NET ASSETS AT END OF PERIOD	$1,162,303	$666,934	$145,889	$13,061	$1,406,921

UNITS OUTSTANDING
Units outstanding at beginning of period	33,099	29,301	6,667	588	44,892
Units issued	12,955	1,632	45	16	416
Units redeemed	(4,243)	(2,216)	(369)	(197)	(12,790)
Units outstanding at end of period	41,811	28,717	6,343	407	32,518
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	Morgan Stanley
	Infrastructure	Infrastructure	Strategist	Strategist	VIF Growth
	Class I	Class II	Class I	Class II	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$19,980	$968	$(18,211)	$(3,684)	$(105,378)
Net realized gains (losses)	57,148	4,698	217,549	37,859	3,264,043
Change in unrealized gains (losses)	(210,227)	(13,737)	(485,179)	(82,401)	(11,500,535)
Increase (decrease) in net assets from operations	(133,099)	(8,071)	(285,841)	(48,226)	(8,341,870)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	780
Transfers for contract benefits and terminations	(45,993)	(13,392)	(89,098)	(4,259)	(219,819)
Contract maintenance charge	(722)	(127)	(868)	(698)	(4,502)
Transfers among the sub-accounts and with the
Fixed Account - net	(74,823)	(1)	(36,293)	(2,371)	(124,127)
Increase (decrease) in net assets from contract
transactions	(121,538)	(13,520)	(126,259)	(7,328)	(347,668)
INCREASE (DECREASE) IN NET ASSETS	(254,637)	(21,591)	(412,100)	(55,554)	(8,689,538)
NET ASSETS AT BEGINNING OF PERIOD	1,434,319	98,363	1,626,669	263,250	13,893,611
NET ASSETS AT END OF PERIOD	$1,179,682	$76,772	$1,214,569	$207,696	$5,204,073

UNITS OUTSTANDING
Units outstanding at beginning of period	17,664	3,773	80,340	13,022	156,113
Units issued	171	—	239	—	2,264
Units redeemed	(1,843)	(522)	(7,744)	(397)	(10,399)
Units outstanding at end of period	15,992	3,251	72,835	12,625	147,978
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley	Morgan Stanley
	VIF Growth	Real Estate	Real Estate	VIS Income Plus	VIS Income Plus
	Class II	Class I	Class II	Class X Shares	Class Y Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(27,606)	$(320)	$(8,183)	$7,777	$192
Net realized gains (losses)	852,264	41,375	356,691	(14,588)	(8,464)
Change in unrealized gains (losses)	(2,664,988)	(104,298)	(884,365)	(356,710)	(143,567)
Increase (decrease) in net assets from operations	(1,840,330)	(63,243)	(535,857)	(363,521)	(151,839)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	1,203	—	—
Transfers for contract benefits and terminations	(52,686)	(20,810)	(94,312)	(75,177)	(80,988)
Contract maintenance charge	(7,309)	(182)	(1,402)	(889)	(492)
Transfers among the sub-accounts and with the
Fixed Account - net	100,814	(35)	53,819	(112,253)	1,145
Increase (decrease) in net assets from contract
transactions	40,819	(21,027)	(40,692)	(188,319)	(80,335)
INCREASE (DECREASE) IN NET ASSETS	(1,799,511)	(84,270)	(576,549)	(551,840)	(232,174)
NET ASSETS AT BEGINNING OF PERIOD	3,011,030	238,017	1,946,800	2,083,315	861,552
NET ASSETS AT END OF PERIOD	$1,211,519	$153,747	$1,370,251	$1,531,475	$629,378

UNITS OUTSTANDING
Units outstanding at beginning of period	59,452	4,503	42,025	42,622	41,140
Units issued	1,921	8	2,812	101	583
Units redeemed	(1,233)	(465)	(3,625)	(4,736)	(5,416)
Units outstanding at end of period	60,140	4,046	41,212	37,987	36,307
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	PIMCO VIT
	Commodity	PIMCO VIT
	RealReturn®	Emerging	PIMCO VIT	PIMCO VIT	Putnam VT
	Strategy	Markets Bond	Real Return	Total Return	Core Equity Fund -
	Advisor Class	Advisor Class	Advisor Class	Advisor Class	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$385	$162	$5,262	$839	$(15,741)
Net realized gains (losses)	(15)	(24)	(1,063)	(4,725)	1,326,353
Change in unrealized gains (losses)	(246)	(1,146)	(18,109)	(14,649)	(2,224,681)
Increase (decrease) in net assets from operations	124	(1,008)	(13,910)	(18,535)	(914,069)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	1,548
Transfers for contract benefits and terminations	—	—	(13,420)	(27,298)	(394,798)
Contract maintenance charge	(4)	(20)	(151)	(3,290)	(2,102)
Transfers among the sub-accounts and with the
Fixed Account - net	—	—	(1,421)	—	138,921
Increase (decrease) in net assets from contract
transactions	(4)	(20)	(14,992)	(30,588)	(256,431)
INCREASE (DECREASE) IN NET ASSETS	120	(1,028)	(28,902)	(49,123)	(1,170,500)
NET ASSETS AT BEGINNING OF PERIOD	1,741	5,910	108,815	127,391	5,595,685
NET ASSETS AT END OF PERIOD	$1,861	$4,882	$79,913	$78,268	$4,425,185

UNITS OUTSTANDING
Units outstanding at beginning of period	249	324	6,844	7,888	188,870
Units issued	—	—	92	—	3,928
Units redeemed	—	(2)	(1,114)	(2,206)	(15,109)
Units outstanding at end of period	249	322	5,822	5,682	177,689
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

		Putnam VT	Putnam VT
	Putnam VT	Emerging	Focused	Putnam VT	Putnam VT
	Diversified	Markets	International	George Putnam	Global
	Income	Equity Fund	Equity	Balanced	Asset Allocation
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$48,720	$(5,414)	$8,224	$(12,646)	$(1,820)
Net realized gains (losses)	(40,965)	28,858	617,699	284,159	180,130
Change in unrealized gains (losses)	(40,665)	(192,359)	(1,027,116)	(838,273)	(521,108)
Increase (decrease) in net assets from operations	(32,910)	(168,915)	(401,193)	(566,760)	(342,798)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	480	1,680	168	—
Transfers for contract benefits and terminations	(114,520)	(93,935)	(235,634)	(242,145)	(179,235)
Contract maintenance charge	(187)	(293)	(761)	(3,208)	(1,309)
Transfers among the sub-accounts and with the
Fixed Account - net	(28,520)	(8,425)	(43,826)	(21,881)	(11,392)
Increase (decrease) in net assets from contract
transactions	(143,227)	(102,173)	(278,541)	(267,066)	(191,936)
INCREASE (DECREASE) IN NET ASSETS	(176,137)	(271,088)	(679,734)	(833,826)	(534,734)
NET ASSETS AT BEGINNING OF PERIOD	1,020,528	585,516	2,094,989	3,398,482	2,057,177
NET ASSETS AT END OF PERIOD	$844,391	$314,428	$1,415,255	$2,564,656	$1,522,443

UNITS OUTSTANDING
Units outstanding at beginning of period	52,869	27,564	112,233	128,744	68,765
Units issued	747	458	1,353	2,638	1,210
Units redeemed	(8,415)	(7,280)	(19,548)	(13,974)	(7,855)
Units outstanding at end of period	45,201	20,742	94,038	117,408	62,120

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Putnam VT	Putnam VT			Putnam VT
	Global	Government	Putnam VT	Putnam VT	International
	Health Care	Money Market	High Yield	Income	Equity
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(18,612)	$(25,421)	$66,383	$179,841	$5,207
Net realized gains (losses)	206,244	—	(34,365)	(152,228)	325,195
Change in unrealized gains (losses)	(323,391)	—	(276,325)	(733,355)	(916,619)
Increase (decrease) in net assets from operations	(135,759)	(25,421)	(244,307)	(705,742)	(586,217)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	32,309	903	30,315	593
Transfers for contract benefits and terminations	(132,717)	(450,848)	(188,422)	(378,243)	(226,723)
Contract maintenance charge	(1,292)	(17,396)	(1,750)	(3,793)	(3,415)
Transfers among the sub-accounts and with the
Fixed Account - net	174,873	(226,352)	(23,391)	(68,452)	18,346
Increase (decrease) in net assets from contract
transactions	40,864	(662,287)	(212,660)	(420,173)	(211,199)
INCREASE (DECREASE) IN NET ASSETS	(94,895)	(687,708)	(456,967)	(1,125,915)	(797,416)
NET ASSETS AT BEGINNING OF PERIOD	2,249,087	6,224,163	2,002,520	4,942,897	3,740,482
NET ASSETS AT END OF PERIOD	$2,154,192	$5,536,455	$1,545,553	$3,816,982	$2,943,066

UNITS OUTSTANDING
Units outstanding at beginning of period	47,631	686,959	68,162	270,951	179,554
Units issued	4,317	52,581	686	12,817	5,704
Units redeemed	(3,343)	(125,720)	(8,765)	(37,755)	(16,301)
Units outstanding at end of period	48,605	613,820	60,083	246,013	168,957
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Putnam VT	Putnam VT		Putnam VT
	International	Large Cap	Putnam VT	Mortgage	Putnam VT
	Value	Growth Fund -	Large Cap Value	Securities	Research
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,217	$(123,039)	$25,540	$62,304	$(10,342)
Net realized gains (losses)	11,850	2,022,939	1,734,131	(58,315)	144,756
Change in unrealized gains (losses)	(58,128)	(5,770,892)	(2,453,203)	(92,923)	(434,538)
Increase (decrease) in net assets from operations	(43,061)	(3,870,992)	(693,532)	(88,934)	(300,124)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	720	14,209	90	173
Transfers for contract benefits and terminations	(33,627)	(1,015,936)	(1,459,166)	(153,610)	(73,167)
Contract maintenance charge	(135)	(5,233)	(7,774)	(476)	(848)
Transfers among the sub-accounts and with the
Fixed Account - net	11,694	55,302	(86,498)	(4,964)	(850)
Increase (decrease) in net assets from contract
transactions	(22,068)	(965,147)	(1,539,229)	(158,960)	(74,692)
INCREASE (DECREASE) IN NET ASSETS	(65,129)	(4,836,139)	(2,232,761)	(247,894)	(374,816)
NET ASSETS AT BEGINNING OF PERIOD	535,984	12,885,597	16,027,317	893,027	1,668,179
NET ASSETS AT END OF PERIOD	$470,855	$8,049,458	$13,794,556	$645,133	$1,293,363

UNITS OUTSTANDING
Units outstanding at beginning of period	29,730	508,316	333,544	49,776	45,151
Units issued	831	12,887	10,132	1,166	1,033
Units redeemed	(2,126)	(56,322)	(39,567)	(10,458)	(3,316)
Units outstanding at end of period	28,435	464,881	304,109	40,484	42,868
See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

	Putnam VT		Putnam VT	Putnam VT	Templeton
	Small Cap	Putnam VT	Sustainable	Sustainable	Developing
	Growth	Small Cap Value	Future	Leaders	Markets
	Class IB	Class IB	Class IB	Class IB	VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,102)	$(23,602)	$(4,787)	$(57,140)	$7,670
Net realized gains (losses)	28,068	271,481	93,716	1,351,205	49,701
Change in unrealized gains (losses)	(81,620)	(567,779)	(264,495)	(3,625,713)	(263,606)
Increase (decrease) in net assets from operations	(55,654)	(319,900)	(175,566)	(2,331,648)	(206,235)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	240	—	180	2,893
Transfers for contract benefits and terminations	(885)	(220,495)	(28,622)	(722,921)	(19,171)
Contract maintenance charge	(14)	(1,257)	(107)	(4,204)	(1,413)
Transfers among the sub-accounts and with the
Fixed Account - net	152	13,817	6,979	15,907	21,920
Increase (decrease) in net assets from contract
transactions	(747)	(207,695)	(21,750)	(711,038)	4,229
INCREASE (DECREASE) IN NET ASSETS	(56,401)	(527,595)	(197,316)	(3,042,686)	(202,006)
NET ASSETS AT BEGINNING OF PERIOD	189,848	2,399,411	517,057	9,999,243	895,431
NET ASSETS AT END OF PERIOD	$133,447	$1,871,816	$319,741	$6,956,557	$693,425

UNITS OUTSTANDING
Units outstanding at beginning of period	3,245	44,794	8,221	258,963	21,681
Units issued	3	489	168	3,260	1,306
Units redeemed	(19)	(4,347)	(580)	(25,552)	(1,128)
Units outstanding at end of period	3,229	40,936	7,809	236,671	21,859

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2022

Templeton
Foreign
VIP Fund - Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$64,165
Net realized gains (losses)	(72,257)
Change in unrealized gains (losses)	(376,025)
Increase (decrease) in net assets from operations	(384,117)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	7,107
Transfers for contract benefits and terminations	(221,532)
Contract maintenance charge	(7,085)
Transfers among the sub-accounts and with the
Fixed Account - net	(243,751)
Increase (decrease) in net assets from contract
transactions	(465,261)
INCREASE (DECREASE) IN NET ASSETS	(849,378)
NET ASSETS AT BEGINNING OF PERIOD	4,696,350
NET ASSETS AT END OF PERIOD	$3,846,972

UNITS OUTSTANDING
Units outstanding at beginning of period	225,271
Units issued	10,939
Units redeemed	(32,883)
Units outstanding at end of period	203,327

See notes to financial statements.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

1. Organization
Wilton Reassurance Life Co of New York Separate Account A, formerly known as Allstate Life of New York Separate Account A (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a separate account of Wilton Reassurance Life Co of New York ("the Company"). The assets of the Account are legally segregated from those of the Company. The Company is a wholly owned subsidiary of Wilton Reassurance Company ("WRAC") which, in turn is a wholly owned subsidiary of Wilton Re U.S. Holdings, Inc., a Delaware corporation ("Wilton Re U.S."). All but a de minimis portion of the economic interests and 100% of the voting interests of Wilton Re U.S. are held or controlled by Wilton Re U.S. Holdings Trust, an Ontario trust (the "Wilton Re Trust"). In turn, all economic interests associated with the Wilton Re Trust accrue to Wilton Re Ltd. ("WRL"), a non-insurance holding company registered in Nova Scotia, Canada. WRL is deemed the ultimate parent corporation in the Company’s holding company system. The Account was established by Allstate Life Insurance Company of New York (“ALNY”), which was acquired by WRAC, on October 1, 2021. On November 1, 2021, ALNY merged with and into Wilton Re New York, with Wilton Re New York being the surviving company to the merger. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, the Company completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish the Company’s contractual obligations to the contractholders. The Company continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to the Company.
The Company issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.

AIM Lifetime America Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced Choice
AIM Lifetime Plus SM Variable Annuity
AIM Lifetime Plus SM Variable Annuity II
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Custom Portfolio
Allstate Custom Portfolio Plus
Allstate Provider
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base, B-Share and L-Share)
Allstate Variable Annuity II
Allstate Variable Annuity 3
Allstate Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Provider Ultra
Putnam Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value upon death or annuitization, a specified contract anniversary date, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to mutual fund portfolios ("Fund" or "Funds") in which they invest:

Alliance Bernstein VPS Discovery Value Portfolio - Class B	AST Academic Strategies Asset Allocation
Alliance Bernstein VPS International Value Class B	AST Advanced Strategies
Alliance Bernstein VPS Large Cap Growth Class B	AST Balanced Asset Allocation*
Alliance Bernstein VPS Relative Value Portfolio - Class B	AST BlackRock Global Strategies
Allspring VT Index Asset Allocation Class 2	AST Bond Portfolio 2022*
Allspring VT Opportunity Class 2	AST Bond Portfolio 2023*

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

AST Bond Portfolio 2024*	Fidelity VIP Freedom 2020 - Service Class 2
AST Bond Portfolio 2025*	Fidelity VIP Freedom 2030 - Service Class 2
AST Bond Portfolio 2026*	Fidelity VIP Freedom Income - Service Class 2
AST Bond Portfolio 2027*	Fidelity VIP Government Money Market - Initial Class
AST Bond Portfolio 2028*	Fidelity VIP Government Money Market - Service Class 2
AST Bond Portfolio 2029*	Fidelity VIP Growth - Initial Class
AST Bond Portfolio 2030*	Fidelity VIP Growth & Income Service Class 2
AST Bond Portfolio 2031*	Fidelity VIP Growth Opportunities Initial Class
AST Bond Portfolio 2032*	Fidelity VIP High Income - Initial Class
AST Bond Portfolio 2033*	Fidelity VIP High Income Service Class 2
AST Bond Portfolio 2034*	Fidelity VIP II Contrafund - Initial Class
AST Capital Growth Asset Allocation*	Fidelity VIP II Index 500 - Initial Class
AST ClearBridge Dividend Growth*	Fidelity VIP II Investment Grade Bond - Initial Class
AST Cohen & Steers Global Realty	Fidelity VIP III Growth Opportunities - Service Class 2
AST Cohen & Steers Realty*	Fidelity VIP III Mid Cap - Service Class 2
AST Core Fixed Income*	Fidelity VIP Index 500 Service Class 2
AST Emerging Markets Equity*	Fidelity VIP Overseas - Initial Class
AST Global Bond*	Franklin DynaTech VIP Fund - Class 2
AST Government Money Market	Franklin Growth and Income VIP Fund - Class 2
AST High Yield*	Franklin Income VIP Fund - Class 2
AST International Equity	Franklin Large Cap Growth VIP Fund - Class 2
AST International Value	Franklin Mutual Global Discovery VIP Fund - Class 2
AST Investment Grade Bond*	Franklin Mutual Shares VIP Fund - Class 2
AST J.P. Morgan Global Thematic*	Franklin Small Cap Value VIP Fund - Class 2
AST J.P. Morgan International Equity	Franklin U.S. Government Securities VIP Fund - Class 2
AST J.P. Morgan Tactical Preservation Portfolio	Goldman Sachs VIT Large Cap Value - Institutional Class
AST Large-Cap Core*	Goldman Sachs VIT Mid Cap Value - Institutional Class
AST Large-Cap Growth Portfolio	Goldman Sachs VIT Small Cap Equity Insights - Institutional Class
AST Large-Cap Value	Goldman Sachs VIT U.S. Equity Insights - Institutional Class
AST MFS Global Equity*	Invesco V.I. American Franchise Series I
AST MFS Growth Allocation	Invesco V.I. American Franchise Series II
AST Mid-Cap Growth	Invesco V.I. American Value Series I
AST Neuberger Berman/LSV Mid-Cap Value	Invesco V.I. American Value Series II
AST Preservation Asset Allocation	Invesco V.I. Capital Appreciation Series I
AST Prudential Growth Allocation	Invesco V.I. Capital Appreciation Series II
AST Quantitative Modeling*	Invesco V.I. Comstock Series I
AST Small-Cap Growth	Invesco V.I. Comstock Series II
AST Small-Cap Value*	Invesco V.I. Conservative Balanced Series II
AST T. Rowe Price Asset Allocation	Invesco V.I. Core Equity Fund - Series I
AST T. Rowe Price Natural Resources*	Invesco V.I. Core Equity Fund - Series II
AST Wellington Management Hedged Equity	Invesco V.I. Core Plus Bond Series I
AST Western Asset Emerging Markets Debt	Invesco V.I. Core Plus Bond Series II
BNY Mellon Stock Index Fund, Inc.	Invesco V.I. Discovery Mid Cap Growth Series I
BNY Mellon Sustainable U.S. Equity Portfolio, Inc	Invesco V.I. Discovery Mid Cap Growth Series II
BNY Mellon VIF Appreciation Initial Shares	Invesco V.I. Diversified Dividend Series I
BNY Mellon VIF Government Money Market	Invesco V.I. Diversified Dividend Series II
Delaware VIP Small Cap Value Series - Standard Class	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I
DWS Capital Growth VIP - Class A*	Invesco V.I. Equally-Weighted S&P 500 Fund - Series II
DWS Core Equity VIP - Class A*	Invesco V.I. Equity and Income Series I
DWS CROCI® International VIP - Class A*	Invesco V.I. Equity and Income Series II
DWS Global Income Builder VIP - Class A*	Invesco V.I. EQV International Equity Fund Series I
DWS Global Small Cap VIP - Class A*	Invesco V.I. EQV International Equity Series II
DWS Government Money Market VIP - Class A*	Invesco V.I. Global Core Equity Series I
DWS Small Mid Cap Growth VIP - Class A*	Invesco V.I. Global Core Equity Series II
Fidelity VIP Contrafund Service Class 2	Invesco V.I. Global Series I
Fidelity VIP Equity Income - Initial Class	Invesco V.I. Global Series II
Fidelity VIP Freedom 2010 - Service Class 2	Invesco V.I. Global Strategic Income Series I

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Invesco V.I. Global Strategic Income Series II	Morgan Stanley VIS Income Plus Class Y Shares
Invesco V.I. Government Money Market Series I	PIMCO VIT CommodityRealReturn® Strategy Advisor Class
Invesco V.I. Government Money Market Series II	PIMCO VIT Emerging Markets Bond Advisor Class
Invesco V.I. Government Securities Series I	PIMCO VIT Real Return Advisor Class
Invesco V.I. Government Securities Series II*	PIMCO VIT Total Return Advisor Class
Invesco V.I. Growth and Income Series II	ProFund VP Communications Services*
Invesco V.I. High Yield Fund - Series I	ProFund VP Consumer Discretionary*
Invesco V.I. High Yield Series II	ProFund VP Consumer Staples*
Invesco V.I. Main Street Mid Cap Series I	ProFund VP Financials*
Invesco V.I. Main Street Mid Cap Series II	ProFund VP Health Care*
Invesco V.I. Main Street Series I	ProFund VP Industrials*
Invesco V.I. Main Street Series II	ProFund VP Large-Cap Growth*
Invesco V.I. Main Street Small Cap Series I	ProFund VP Large-Cap Value*
Invesco V.I. Main Street Small Cap Series II	ProFund VP Mid-Cap Growth*
Invesco V.I. Technology Series I	ProFund VP Mid-Cap Value*
Invesco V.I. Technology Series II	ProFund VP Real Estate*
Lord Abbett Bond Debenture	ProFund VP Small-Cap Growth*
Lord Abbett Fundamental Equity	ProFund VP Small-Cap Value*
Lord Abbett Growth and Income	ProFund VP Utilities*
Lord Abbett Growth Opportunities	Putnam VT Core Equity Fund - Class IB
Lord Abbett Mid Cap Stock	Putnam VT Diversified Income Class IB
LVIP Delaware Smid Cap Core Series Standard Class	Putnam VT Emerging Markets Equity Fund Class IB
MFS VIT High Yield Initial Class	Putnam VT Focused International Equity Class IB
MFS VIT Investors Trust Initial Class	Putnam VT George Putnam Balanced Class IB
MFS VIT New Discovery Initial Class	Putnam VT Global Asset Allocation Class IB
MFS VIT Total Return Bond Initial Class	Putnam VT Global Health Care Class IB
Morgan Stanley VIF Discovery Class I	Putnam VT Government Money Market Class IB
Morgan Stanley VIF Discovery Class II	Putnam VT High Yield Class IB
Morgan Stanley VIF Emerging Markets Debt Class II	Putnam VT Income Class IB
Morgan Stanley VIF Emerging Markets Equity Class I	Putnam VT International Equity Class IB
Morgan Stanley VIF Emerging Markets Equity Class II	Putnam VT International Value Class IB
Morgan Stanley VIF Global Franchise Class II	Putnam VT Large Cap Growth Fund - Class IB
Morgan Stanley VIF Global Infrastructure Class I	Putnam VT Large Cap Value Class IB
Morgan Stanley VIF Global Infrastructure Class II	Putnam VT Mortgage Securities Class IB
Morgan Stanley VIF Global Strategist Class I	Putnam VT Research Class IB
Morgan Stanley VIF Global Strategist Class II	Putnam VT Small Cap Growth Class IB
Morgan Stanley VIF Growth Class I	Putnam VT Small Cap Value Class IB
Morgan Stanley VIF Growth Class II	Putnam VT Sustainable Future Class IB
Morgan Stanley VIF U.S. Real Estate Class I	Putnam VT Sustainable Leaders Class IB
Morgan Stanley VIF U.S. Real Estate Class II	Templeton Developing Markets VIP Fund - Class 2
Morgan Stanley VIS Income Plus Class X Shares	Templeton Foreign VIP Fund - Class 2

(*) Sub-account was available, but had no net assets as of December 31, 2023.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the Company's general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.

Subsequent Events - Subsequent events were evaluated through April 4, 2024.

2. Portfolio Changes

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2023.

The following sub-account was opened during the year ended December 31, 2023:

January 2, 2023	AST Bond Portfolio 2034

The following sub-account was closed during the year ended December 31, 2023:

January 4, 2023	AST Bond Portfolio 2022
Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

Merger Date:	Merged from:	Merged to:
January 23, 2023	AST BlackRock Global Strategies	AST J.P. Morgan Tactical Preservation Portfolio
January 23, 2023	AST Cohen & Steers Global Realty	AST Cohen & Steers Realty
February 27, 2023	AST MFS Growth Allocation	AST Capital Growth Asset Allocation
February 27, 2023	AST Wellington Management Hedged Equity	AST Prudential Growth Allocation
March 13, 2023	AST International Value	AST International Equity
March 13, 2023	AST J.P. Morgan International Equity
March 13, 2023	AST Western Asset Emerging Markets Debt	AST Global Bond
July 28, 2023	Morgan Stanley VIS Income Plus Class X Shares	Fidelity VIP Government Money Market Initial Class
July 28, 2023	Morgan Stanley VIS Income Plus Class Y Shares	Fidelity VIP Government Money Market Service Class 2
September 18, 2023	Morgan Stanley VIF Global Franchise Class II	Putnam VT Government Money Market Class IB & Fidelity VIP Government Money Market - Service Class 2

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

The following sub-account name changes occurred during the year ended December 31, 2023:

New fund name:	Old fund name:
Alliance Bernstein VPS Discovery Value Portfolio - Class B	Alliance Bernstein VPS Small/Mid Value Class B
Alliance Bernstein VPS Relative Value Portfolio - Class B	Alliance Bernstein VPS Growth & Income Class B
AST International Equity	AST International Growth
Fidelity VIP II Contrafund - Initial Class	Fidelity VIP Contrafund Initial Class
Fidelity VIP II Index 500 - Initial Class	Fidelity VIP Index 500 Initial Class
Fidelity VIP II Investment Grade Bond - Initial Class	Fidelity VIP Investment Grade Bond Initial Class
Fidelity VIP III Growth Opportunities - Service Class 2	Fidelity VIP Growth Opportunities Service Class 2
Fidelity VIP III Mid Cap - Service Class 2	Fidelity VIP Mid Cap Service Class 2
Goldman Sachs VIT Large Cap Value - Institutional Class	Goldman Sachs VIT Large Cap Value Institutional Shares
Goldman Sachs VIT Mid Cap Value - Institutional Class	Goldman Sachs VIT Mid Cap Value Institutional Shares
Goldman Sachs VIT Small Cap Equity Insights - Institutional Class	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
Goldman Sachs VIT U.S. Equity Insights - Institutional Class	Goldman Sachs VIT U.S. Equity Insights Institutional Shares
ProFund VP Communications Services	ProFund VP Telecommunications
ProFund VP Consumer Discretionary	ProFund VP Consumer Services
ProFund VP Consumer Staples	ProFund VP Consumer Goods
Putnam VT Core Equity Fund - Class IB	Putnam VT Multi-Cap Core Class IB
Putnam VT Large Cap Growth Fund - Class IB	Putnam VT Growth Opportunities Class IB

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of the Company. The Company is taxed as a life insurance company under the Code and joins WRAC and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2023 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates and those differences could be material.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 6.00% maximum. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from the Company but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. A payable is established for amounts payable to the Company from the sub-accounts but not yet paid. The changes in mortality risks are included in “Transfers for contract benefits and terminations” on the Statement of Changes in Net Assets and in "Contracts in payout (annuitization) period" in the Statements of Net Assets.

4. Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the account can access.
Level 2:    Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets; or
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.

5. Expenses
Withdrawal charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 1.00% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Scudder Horizon Advantage does not charge a withdrawal charge. The amounts are included in "Transfers for contract benefits and terminations" on the Statements of Changes in Net Assets, but are remitted to the Company.
Mortality and Expense Risk Charge - The Company assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.10% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. The Company guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options, may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - The Company deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Contract Maintenance Charge - The Company deducts an annual contract maintenance charge at a rate up to $35 on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

6. Purchases of Investments
The cost of investments purchased during the year ended December 31, 2023 was as follows:

Purchases
Alliance Bernstein VPS Discovery Value Portfolio - Class B	$34,920
Alliance Bernstein VPS International Value Class B	1,220
Alliance Bernstein VPS Large Cap Growth Class B	117,782
Alliance Bernstein VPS Relative Value Portfolio - Class B	200,275
Allspring VT Index Asset Allocation Class 2	7,044
Allspring VT Opportunity Class 2	2,910
AST Government Money Market	151
AST Prudential Growth Allocation	18,869
AST T. Rowe Price Asset Allocation	21,359
BNY Mellon Stock Index Fund, Inc.	84,665
BNY Mellon Sustainable U.S. Equity Portfolio, Inc	12,645
BNY Mellon VIF Appreciation Initial Shares	12,055
BNY Mellon VIF Government Money Market	109,100
Delaware VIP Small Cap Value Series - Standard Class	38,957
Fidelity VIP Contrafund Service Class 2	61,711
Fidelity VIP Equity Income - Initial Class	42,271
Fidelity VIP Freedom 2010 - Service Class 2	5,891
Fidelity VIP Freedom 2020 - Service Class 2	73,198
Fidelity VIP Freedom 2030 - Service Class 2	387
Fidelity VIP Freedom Income - Service Class 2	23,392
Fidelity VIP Government Money Market - Initial Class	2,325,907
Fidelity VIP Government Money Market - Service Class 2	914,969
Fidelity VIP Growth - Initial Class	62,983
Fidelity VIP Growth & Income Service Class 2	1,771
Fidelity VIP Growth Opportunities Initial Class	3,171
Fidelity VIP High Income - Initial Class	8,185
Fidelity VIP High Income Service Class 2	235
Fidelity VIP II Contrafund - Initial Class	50,082
Fidelity VIP II Index 500 - Initial Class	30,673
Fidelity VIP II Investment Grade Bond - Initial Class	10,932
Fidelity VIP III Growth Opportunities - Service Class 2	1,262
Fidelity VIP III Mid Cap - Service Class 2	10,213
Fidelity VIP Index 500 Service Class 2	36,942
Fidelity VIP Overseas - Initial Class	2,431
Franklin Growth and Income VIP Fund - Class 2	326,182
Franklin Income VIP Fund - Class 2	918,622
Franklin Large Cap Growth VIP Fund - Class 2	191,080
Franklin Mutual Global Discovery VIP Fund - Class 2	42,351
Franklin Mutual Shares VIP Fund - Class 2	382,561
Franklin Small Cap Value VIP Fund - Class 2	185,139
Franklin U.S. Government Securities VIP Fund - Class 2	65,163
Goldman Sachs VIT Large Cap Value - Institutional Class	1,963
Goldman Sachs VIT Mid Cap Value - Institutional Class	1,979
Goldman Sachs VIT Small Cap Equity Insights - Institutional Class	544
Goldman Sachs VIT U.S. Equity Insights - Institutional Class	292

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Purchases
Invesco V.I. American Franchise Series I	$158,770
Invesco V.I. American Franchise Series II	38,928
Invesco V.I. American Value Series I	503,532
Invesco V.I. American Value Series II	454,783
Invesco V.I. Capital Appreciation Series I	325
Invesco V.I. Capital Appreciation Series II	87,372
Invesco V.I. Comstock Series I	145,273
Invesco V.I. Comstock Series II	690,347
Invesco V.I. Conservative Balanced Series II	52,078
Invesco V.I. Core Equity Fund - Series I	106,275
Invesco V.I. Core Equity Fund - Series II	606
Invesco V.I. Core Plus Bond Series I	16,408
Invesco V.I. Core Plus Bond Series II	183,269
Invesco V.I. Discovery Mid Cap Growth Series I	1,317
Invesco V.I. Discovery Mid Cap Growth Series II	14,642
Invesco V.I. Diversified Dividend Series I	535,458
Invesco V.I. Diversified Dividend Series II	62,420
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I	235,561
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II	134,240
Invesco V.I. Equity and Income Series I	207,778
Invesco V.I. Equity and Income Series II	68,244
Invesco V.I. EQV International Equity Fund Series I	2,935
Invesco V.I. EQV International Equity Series II	1,780
Invesco V.I. Global Core Equity Series I	21,358
Invesco V.I. Global Core Equity Series II	629
Invesco V.I. Global Series I	57,975
Invesco V.I. Global Series II	122,550
Invesco V.I. Global Strategic Income Series I	4,329
Invesco V.I. Global Strategic Income Series II	99,697
Invesco V.I. Government Money Market Series I	7,286
Invesco V.I. Government Securities Series I	18,462
Invesco V.I. Growth and Income Series II	417,752
Invesco V.I. High Yield Fund - Series I	24,819
Invesco V.I. High Yield Series II	21,391
Invesco V.I. Main Street Mid Cap Series I	1,174
Invesco V.I. Main Street Mid Cap Series II	1,767
Invesco V.I. Main Street Series I	92,092
Invesco V.I. Main Street Series II	607,587
Invesco V.I. Main Street Small Cap Series I	10,198
Invesco V.I. Main Street Small Cap Series II	51,839
Invesco V.I. Technology Series I	16,819
Invesco V.I. Technology Series II	1,167
Lord Abbett Bond Debenture	425,683
Lord Abbett Fundamental Equity	36,804
Lord Abbett Growth and Income	48,282
Lord Abbett Growth Opportunities	33,447
Lord Abbett Mid Cap Stock	80,396
LVIP Delaware Smid Cap Core Series Standard Class	22,741
MFS VIT High Yield Initial Class	7,549
MFS VIT Investors Trust Initial Class	9,561
MFS VIT New Discovery Initial Class	1,135
MFS VIT Total Return Bond Initial Class	6,963
Morgan Stanley VIF Discovery Class II	43,501
Morgan Stanley VIF Emerging Markets Debt Class II	66,966

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Purchases
Morgan Stanley VIF Emerging Markets Equity Class I	$5,870
Morgan Stanley VIF Emerging Markets Equity Class II	582
Morgan Stanley VIF Global Franchise Class II	96,426
Morgan Stanley VIF Global Infrastructure Class I	196,217
Morgan Stanley VIF Global Infrastructure Class II	12,624
Morgan Stanley VIF Global Strategist Class I	47,360
Morgan Stanley VIF Global Strategist Class II	3,848
Morgan Stanley VIF Growth Class I	171,402
Morgan Stanley VIF Growth Class II	7,756
Morgan Stanley VIF U.S. Real Estate Class I	8,622
Morgan Stanley VIF U.S. Real Estate Class II	69,304
Morgan Stanley VIS Income Plus Class X Shares	102,615
Morgan Stanley VIS Income Plus Class Y Shares	20,963
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	274
PIMCO VIT Emerging Markets Bond Advisor Class	280
PIMCO VIT Real Return Advisor Class	26,960
PIMCO VIT Total Return Advisor Class	2,384
Putnam VT Core Equity Fund - Class IB	496,283
Putnam VT Diversified Income Class IB	63,501
Putnam VT Emerging Markets Equity Fund Class IB	7,902
Putnam VT Focused International Equity Class IB	24,706
Putnam VT George Putnam Balanced Class IB	82,191
Putnam VT Global Asset Allocation Class IB	36,439
Putnam VT Global Health Care Class IB	185,645
Putnam VT Government Money Market Class IB	2,604,205
Putnam VT High Yield Class IB	113,787
Putnam VT Income Class IB	440,915
Putnam VT International Equity Class IB	59,125
Putnam VT International Value Class IB	13,566
Putnam VT Large Cap Growth Fund - Class IB	954,274
Putnam VT Large Cap Value Class IB	1,387,613
Putnam VT Mortgage Securities Class IB	126,580
Putnam VT Research Class IB	15,985
Putnam VT Small Cap Growth Class IB	49
Putnam VT Small Cap Value Class IB	247,039
Putnam VT Sustainable Future Class IB	10,058
Putnam VT Sustainable Leaders Class IB	334,847
Templeton Developing Markets VIP Fund - Class 2	92,400
Templeton Foreign VIP Fund - Class 2	266,600

7. Financial Highlights

The Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the range of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

Items in the following table are notated as follows:

*     Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.

Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.

**    Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.

*** Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein VPS Discovery Value Portfolio - Class B
2023	8	$47.72	-	54.11	$396	0.82%	1.29	-	1.89%	14.67	-	15.36%
2022	9	41.62	-	46.91	357	0.82	1.29	-	1.89	(17.40)	-	(16.90)
2021	9	50.39	-	56.45	476	0.58	1.29	-	1.89	33.05	-	33.86
2020	11	37.87	-	42.17	416	0.80	1.29	-	1.89	1.11	-	1.73
2019	11	37.45	-	41.45	422	0.32	1.29	-	1.89	17.64	-	18.36

Alliance Bernstein VPS International Value Class B
2023	12	10.64	-	11.48	132	0.70	1.49	-	1.89	12.67	-	13.13
2022	12	9.44	-	10.14	118	4.12	1.49	-	1.89	(15.42)	-	(15.07)
2021	13	11.16	-	12.35	150	1.66	1.29	-	1.89	8.77	-	9.43
2020	15	10.26	-	11.29	157	1.56	1.29	-	1.89	0.29	-	0.89
2019	16	10.23	-	11.19	166	0.80	1.29	-	1.89	14.59	-	15.29

Alliance Bernstein VPS Large Cap Growth Class B
2023	28	59.95	-	67.97	1,321	—	1.29	-	1.89	32.26	-	33.06
2022	38	45.33	-	51.09	1,428	—	1.29	-	1.89	(30.03)	-	(29.61)
2021	39	64.78	-	72.57	2,107	—	1.29	-	1.89	26.23	-	27.00
2020	48	51.32	-	57.14	1,990	—	1.29	-	1.89	32.60	-	33.41
2019	59	38.70	-	42.83	1,731	—	1.29	-	1.89	31.83	-	32.63

Alliance Bernstein VPS Relative Value Portfolio - Class B
2023	44	38.30	-	43.43	1,595	1.23	1.29	-	1.89	9.62	-	10.29
2022	50	34.94	-	39.38	1,634	1.08	1.29	-	1.89	(6.22)	-	(5.65)
2021	55	37.25	-	41.73	1,929	0.64	1.29	-	1.89	25.43	-	26.19
2020	53	29.70	-	33.07	1,480	1.35	1.29	-	1.89	0.54	-	1.15
2019	61	29.54	-	32.69	1,659	1.00	1.29	-	1.89	21.28	-	22.02

Allspring VT Index Asset Allocation Class 2
2023	6	30.34	-	30.34	180	0.96	1.25	-	1.25	15.26	-	15.26
2022	6	26.32	-	26.32	157	0.63	1.25	-	1.25	(18.05)	-	(18.05)
2021	6	32.12	-	32.12	194	0.59	1.25	-	1.25	14.56	-	14.56
2020	6	28.04	-	28.04	176	0.80	1.25	-	1.25	15.14	-	15.14
2019	7	24.35	-	24.35	177	1.10	1.25	-	1.25	18.66	-	18.66

Allspring VT Opportunity Class 2
2023	2	22.20	-	22.20	36	—	1.25	-	1.25	24.93	-	24.93
2022	2	17.77	-	17.77	31	—	1.25	-	1.25	(21.79)	-	(21.79)
2021	2	22.72	-	22.72	42	0.04	1.25	-	1.25	23.23	-	23.23
2020	2	18.44	-	18.44	37	0.44	1.25	-	1.25	19.50	-	19.50
2019	2	15.43	-	15.43	34	0.28	1.25	-	1.25	29.83	-	29.83

AST Academic Strategies Asset Allocation
2023	1	12.24	-	12.24	17	—	2.10	-	2.10	7.95	-	7.95
2022	1	11.34	-	11.34	17	—	2.10	-	2.10	(15.23)	-	(15.23)
2021	2	13.38	-	14.78	21	—	1.40	-	2.10	10.12	-	10.89
2020	2	12.15	-	13.32	30	—	1.40	-	2.10	2.07	-	2.78
2019	3	11.90	-	12.96	31	—	1.40	-	2.10	13.66	-	14.45

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Advanced Strategies
2023	1	$19.59	-	19.59	$24	—%	1.75	-	1.75%	12.51	-	12.51%
2022	1	17.41	-	17.41	21	—	1.75	-	1.75	(18.06)	-	(18.06)
2021	1	21.25	-	21.25	26	—	1.75	-	1.75	11.87	-	11.87
2020	1	18.99	-	18.99	23	—	1.75	-	1.75	8.77	-	8.77
2019	1	17.46	-	17.46	22	—	1.75	-	1.75	19.76	-	19.76

AST Government Money Market
2023	< 1	9.54	-	9.54	3	4.46	1.15	-	1.15	3.43	-	3.43
2022	< 1	9.22	-	9.22	5	1.02	1.15	-	1.15	0.07	-	0.07
2021	1	9.21	-	9.21	9	<0.01	1.15	-	1.15	-1.14	-	-1.14
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	N/A	-	N/A	—	1.95	N/A	-	N/A	N/A	-	N/A

AST International Equity
2023	< 1	15.39	-	15.39	2	—	1.40	-	1.40	16.13	-	16.13
2022	< 1	13.26	-	13.26	2	—	1.40	-	1.40	(29.67)	-	(29.67)
2021	< 1	18.85	-	18.85	3	—	1.40	-	1.40	10.95	-	10.95
2020	< 1	16.99	-	16.99	3	—	1.40	-	1.40	29.51	-	29.51
2019	< 1	13.12	-	13.12	2	—	1.40	-	1.40	30.29	-	30.29

AST J.P. Morgan Tactical Preservation Portfolio
2023	1	14.54	-	14.54	17	—	1.75	-	1.75	8.46	-	8.46
2022	1	13.40	-	13.40	16	—	1.75	-	1.75	(17.18)	-	(17.18)
2021	1	16.18	-	16.18	19	—	1.75	-	1.75	6.09	-	6.09
2020	1	15.25	-	15.25	18	—	1.75	-	1.75	9.43	-	9.43
2019	1	13.94	-	13.94	16	—	1.75	-	1.75	12.64	-	12.64

AST Large-Cap Growth Portfolio
2023	< 1	49.92	-	49.92	12	—	1.40	-	1.40	41.65	-	41.65
2022	< 1	35.24	-	35.24	9	—	1.40	-	1.40	(34.13)	-	(34.13)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Large-Cap Value
2023	< 1	22.86	-	22.86	4	—	1.40	-	1.40	8.24	-	8.24
2022	< 1	21.12	-	21.12	4	—	1.40	-	1.40	0.30	-	0.30
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Mid-Cap Growth
2023	< 1	30.32	-	30.32	5	—	1.40	-	1.40	20.26	-	20.26
2022	< 1	25.21	-	25.21	4	—	1.40	-	1.40	(31.89)	-	(31.89)
2021	< 1	37.02	-	37.02	7	—	1.40	-	1.40	8.96	-	8.96
2020	< 1	33.97	-	33.97	6	—	1.40	-	1.40	32.98	-	32.98
2019	< 1	25.55	-	25.55	5	—	1.40	-	1.40	28.36	-	28.36

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Neuberger Berman/LSV Mid-Cap Value
2023	< 1	$25.99	-	25.99	$7	—%	1.40	-	1.40%	10.53	-	10.53%
2022	< 1	23.51	-	23.51	7	—	1.40	-	1.40	(9.04)	-	(9.04)
2021	< 1	25.85	-	25.85	7	—	1.40	-	1.40	31.79	-	31.79
2020	< 1	19.62	-	19.62	6	—	1.40	-	1.40	(3.14)	-	(3.14)
2019	< 1	20.25	-	20.25	6	—	1.40	-	1.40	19.34	-	19.34

AST Preservation Asset Allocation
2023	4	14.89	-	17.09	58	—	1.15	-	2.00	9.59	-	10.51
2022	4	13.59	-	15.47	52	—	1.15	-	2.00	(17.28)	-	(16.58)
2021	4	16.43	-	18.54	63	—	1.15	-	2.00	4.16	-	5.03
2020	9	15.77	-	17.65	161	—	1.15	-	2.00	6.94	-	7.84
2019	11	14.75	-	16.37	183	—	1.15	-	2.00	12.49	-	13.43

AST Prudential Growth Allocation
2023	3	16.04	-	16.04	44	—	1.75	-	1.75	16.03	-	16.03
2022	3	13.83	-	13.83	43	—	1.75	-	1.75	(19.70)	-	(19.70)
2021	8	17.22	-	17.22	134	—	1.75	-	1.75	14.69	-	14.69
2020	7	15.01	-	15.01	105	—	1.75	-	1.75	4.03	-	4.03
2019	5	14.43	-	14.43	85	—	1.75	-	1.75	17.13	-	17.13

AST Small-Cap Growth
2023	< 1	32.13	-	32.13	5	—	1.40	-	1.40	15.48	-	15.48
2022	< 1	27.82	-	27.82	4	—	1.40	-	1.40	(28.57)	-	(28.57)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST T. Rowe Price Asset Allocation
2023	3	19.93	-	19.93	61	—	1.75	-	1.75	14.86	-	14.86
2022	3	17.35	-	17.35	59	—	1.75	-	1.75	(17.79)	-	(17.79)
2021	8	21.10	-	22.98	161	—	1.15	-	1.75	10.48	-	11.13
2020	8	19.1	-	20.68	161	—	1.15	-	1.75	10.60	-	11.25
2019	5	17.27	-	17.27	104	—	1.75	-	1.75	18.76	-	18.76

BNY Mellon Stock Index Fund, Inc.
2023	48	37.48	-	37.48	1,782	1.42	1.25	-	1.25	24.37	-	24.37
2022	51	30.14	-	30.14	1,541	1.33	1.25	-	1.25	(19.33)	-	(19.33)
2021	54	37.36	-	37.36	2,007	0.89	1.25	-	1.25	26.82	-	26.82
2020	197	29.46	-	29.46	5,805	1.59	1.25	-	1.25	16.54	-	16.54
2019	199	25.28	-	25.28	5,037	1.72	1.25	-	1.25	29.55	-	29.55

BNY Mellon Sustainable U.S. Equity Portfolio, Inc
2023	4	25.74	-	25.74	114	0.71	1.25	-	1.25	22.29	-	22.29
2022	6	21.05	-	21.05	127	0.52	1.25	-	1.25	(23.83)	-	(23.83)
2021	6	27.64	-	27.64	169	0.75	1.25	-	1.25	25.42	-	25.42
2020	6	22.03	-	22.03	136	1.07	1.25	-	1.25	22.60	-	22.60
2019	6	17.97	-	17.97	112	1.44	1.25	-	1.25	32.69	-	32.69

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
BNY Mellon VIF Appreciation Initial Shares
2023	3	$38.74	-	38.74	$106	0.71%	1.25	-	1.25%	19.47	-	19.47%
2022	5	32.43	-	32.43	166	0.62	1.25	-	1.25	(19.08)	-	(19.08)
2021	7	40.07	-	40.07	291	0.44	1.25	-	1.25	25.55	-	25.55
2020	8	31.92	-	31.92	257	0.79	1.25	-	1.25	22.15	-	22.15
2019	8	26.13	-	26.13	210	1.17	1.25	-	1.25	34.41	-	34.41

BNY Mellon VIF Government Money Market
2023	19	9.92	-	9.92	184	4.53	1.25	-	1.25	3.33	-	3.33
2022	19	9.60	-	9.60	183	1.06	1.25	-	1.25	0.01	-	0.01
2021	28	9.60	-	9.60	272	<0.01	1.25	-	1.25	(1.23)	-	(1.23)
2020	41	9.72	-	9.72	396	0.16	1.25	-	1.25	(1.03)	-	(1.03)
2019	28	9.82	-	9.82	280	1.65	1.25	-	1.25	0.40	-	0.40

Delaware VIP Small Cap Value Series - Standard Class
2023	9	68.24	-	68.24	633	1.00	1.25	-	1.25	8.09	-	8.09
2022	11	63.13	-	63.13	673	0.85	1.25	-	1.25	(13.18)	-	(13.18)
2021	11	72.71	-	72.71	831	0.85	1.25	-	1.25	32.75	-	32.75
2020	12	54.77	-	54.77	672	1.34	1.25	-	1.25	(3.12)	-	(3.12)
2019	13	56.54	-	56.54	748	1.08	1.25	-	1.25	26.55	-	26.55

Fidelity VIP Contrafund Service Class 2
2023	44	34.14	-	48.41	1,595	0.26	1.29	-	1.89	30.62	-	31.41
2022	48	26.13	-	36.84	1,323	0.29	1.29	-	1.89	(27.87)	-	(27.43)
2021	47	36.23	-	50.77	1,803	0.03	1.29	-	1.89	25.11	-	25.87
2020	56	28.96	-	40.34	1,764	0.08	1.29	-	1.89	27.78	-	28.56
2019	57	22.66	-	31.38	1,405	0.21	1.29	-	1.89	28.80	-	29.58

Fidelity VIP Equity Income - Initial Class
2023	25	35.73	-	35.73	895	1.88	1.25	-	1.25	9.28	-	9.28
2022	27	32.70	-	32.70	876	1.83	1.25	-	1.25	(6.14)	-	(6.14)
2021	30	34.83	-	34.83	1,043	1.90	1.25	-	1.25	23.34	-	23.34
2020	31	28.24	-	28.24	889	1.82	1.25	-	1.25	5.37	-	5.37
2019	34	26.80	-	26.80	906	1.76	1.25	-	1.25	25.86	-	25.86

Fidelity VIP Freedom 2010 - Service Class 2
2023	3	16.66	-	18.22	57	3.74	1.29	-	1.79	7.14	-	7.68
2022	3	15.55	-	16.92	54	1.93	1.29	-	1.79	(15.20)	-	(14.77)
2021	3	18.33	-	19.85	66	0.80	1.29	-	1.79	3.71	-	4.24
2020	4	17.68	-	19.04	67	1.03	1.29	-	1.79	10.24	-	10.79
2019	4	16.04	-	17.19	67	1.88	1.29	-	1.79	13.68	-	14.26

Fidelity VIP Freedom 2020 - Service Class 2
2023	107	18.43	-	20.15	2,004	3.02	1.29	-	1.79	10.22	-	10.78
2022	115	16.72	-	18.19	1,948	1.85	1.29	-	1.79	(17.47)	-	(17.05)
2021	118	20.25	-	21.93	2,430	0.85	1.29	-	1.79	7.31	-	7.86
2020	121	18.87	-	20.33	2,321	1.04	1.29	-	1.79	12.67	-	13.24
2019	126	16.75	-	17.96	2,134	1.82	1.29	-	1.79	17.74	-	18.34

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Freedom 2030 - Service Class 2
2023	< 1	$21.49	-	21.88	$18	2.26%	1.49	-	1.59%	12.65	-	12.76%
2022	< 1	19.08	-	19.40	16	1.72	1.49	-	1.59	(18.40)	-	(18.32)
2021	< 1	23.38	-	23.75	20	0.87	1.49	-	1.59	10.30	-	10.41
2020	< 1	20.57	-	21.51	18	0.87	1.49	-	1.79	14.57	-	14.91
2019	1	17.96	-	18.72	19	1.78	1.49	-	1.79	21.90	-	22.27

Fidelity VIP Freedom Income - Service Class 2
2023	39	14.14	-	14.92	577	4.01	1.29	-	1.59	5.94	-	6.27
2022	41	13.35	-	14.04	577	1.97	1.29	-	1.59	(13.65)	-	(13.39)
2021	43	15.46	-	16.21	702	1.16	1.29	-	1.59	1.39	-	1.70
2020	17	15.24	-	15.94	275	1.09	1.29	-	1.59	8.54	-	8.87
2019	17	14.05	-	14.64	254	1.87	1.29	-	1.59	9.86	-	10.20

Fidelity VIP Government Money Market - Initial Class
2023	324	9.96	-	10.34	3,255	4.84	1.00	-	1.48	3.36	-	3.85
2022	194	9.64	-	9.95	1,885	1.40	1.00	-	1.48	(0.05)	-	0.43
2021	208	9.65	-	10.01	2,020	<0.01	0.83	-	1.48	(1.46)	-	(0.82)
2020	202	9.79	-	10.09	1,986	0.27	0.83	-	1.48	(1.15)	-	(0.51)
2019	161	9.90	-	10.14	1,596	2.01	0.83	-	1.48	0.52	-	1.17

Fidelity VIP Government Money Market - Service Class 2
2023	170	8.81	-	9.25	1,571	4.58	1.25	-	1.89	2.67	-	3.34
2022	108	8.58	-	8.95	955	1.16	1.25	-	1.89	(0.64)	-	0.01
2021	143	8.63	-	8.95	1,272	0.01	1.25	-	1.89	(1.87)	-	(1.23)
2020	180	8.80	-	9.06	1,651	0.25	1.25	-	1.89	(1.65)	-	(1.01)
2019	196	8.94	-	9.15	1,825	1.75	1.25	-	1.89	(0.15)	-	0.50

Fidelity VIP Growth - Initial Class
2023	37	38.03	-	41.88	1,452	0.13	1.25	-	1.25	34.55	-	34.55
2022	40	28.27	-	31.12	1,170	0.62	1.25	-	1.25	(25.39)	-	(25.39)
2021	41	37.89	-	41.72	1,640	—	1.25	-	1.25	21.68	-	21.68
2020	45	31.14	-	34.28	1,463	0.07	1.25	-	1.25	42.11	-	42.11
2019	44	21.91	-	24.12	1,019	0.25	1.25	-	1.25	32.65	-	32.65

Fidelity VIP Growth & Income Service Class 2
2023	< 1	34.70	-	38.87	34	1.49	1.29	-	1.89	16.14	-	16.85
2022	< 1	29.88	-	33.27	30	1.47	1.29	-	1.89	(6.96)	-	(6.39)
2021	< 1	32.11	-	35.54	33	2.21	1.29	-	1.89	23.27	-	24.02
2020	1	26.05	-	28.66	28	1.96	1.29	-	1.89	5.57	-	6.21
2019	1	24.68	-	26.98	27	3.44	1.29	-	1.89	27.24	-	28.01

Fidelity VIP Growth Opportunities Initial Class
2023	8	54.50	-	54.50	433	—	1.25	-	1.25	43.85	-	43.85
2022	8	37.88	-	37.88	302	—	1.25	-	1.25	(38.92)	-	(38.92)
2021	10	62.02	-	62.02	625	—	1.25	-	1.25	10.55	-	10.55
2020	23	56.10	-	56.10	1,300	0.01	1.25	-	1.25	66.57	-	66.57
2019	25	33.68	-	33.68	841	0.16	1.25	-	1.25	39.09	-	39.09

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP High Income - Initial Class
2023	7	$20.35	-	20.35	$148	4.75%	1.25	-	1.25%	9.11	-	9.11%
2022	10	18.65	-	18.65	182	4.82	1.25	-	1.25	(12.47)	-	(12.47)
2021	11	21.31	-	21.31	227	5.29	1.25	-	1.25	3.11	-	3.11
2020	11	20.67	-	20.67	234	4.85	1.25	-	1.25	1.47	-	1.47
2019	12	20.37	-	20.37	253	5.18	1.25	-	1.25	13.68	-	13.68

Fidelity VIP High Income Service Class 2
2023	< 1	17.55	-	18.93	3	5.80	1.49	-	1.89	8.17	-	8.61
2022	< 1	16.23	-	17.43	3	4.78	1.49	-	1.89	(13.34)	-	(12.98)
2021	< 1	18.72	-	20.03	4	3.12	1.49	-	1.89	2.33	-	2.74
2020	5	18.30	-	19.50	98	5.04	1.49	-	1.89	0.49	-	0.90
2019	5	18.21	-	19.33	98	4.87	1.49	-	1.89	12.61	-	13.06

Fidelity VIP II Contrafund - Initial Class
2023	25	52.17	-	55.27	1,335	0.49	1.25	-	1.25	31.80	-	31.80
2022	27	39.58	-	41.94	1,105	0.49	1.25	-	1.25	(27.23)	-	(27.23)
2021	30	54.39	-	57.63	1,649	0.06	1.25	-	1.25	26.25	-	26.25
2020	31	43.08	-	45.65	1,347	0.25	1.25	-	1.25	28.95	-	28.95
2019	39	33.41	-	35.40	1,320	0.46	1.25	-	1.25	29.94	-	29.94

Fidelity VIP II Index 500 - Initial Class
2023	28	37.26	-	37.26	1,039	1.47	1.25	-	1.25	24.63	-	24.63
2022	30	29.90	-	29.90	901	1.42	1.25	-	1.25	(19.23)	-	(19.23)
2021	36	37.01	-	37.01	1,347	1.26	1.25	-	1.25	26.98	-	26.98
2020	40	29.15	-	29.15	1,165	1.69	1.25	-	1.25	16.77	-	16.77
2019	42	24.96	-	24.96	1,039	2.03	1.25	-	1.25	29.72	-	29.72

Fidelity VIP II Investment Grade Bond - Initial Class
2023	13	19.43	-	19.43	245	2.61	1.25	-	1.25	4.89	-	4.89
2022	13	18.53	-	18.53	237	2.25	1.25	-	1.25	(14.04)	-	(14.04)
2021	13	21.56	-	21.56	284	2.03	1.25	-	1.25	(1.84)	-	(1.84)
2020	14	21.96	-	21.96	308	2.20	1.25	-	1.25	8.04	-	8.04
2019	21	20.33	-	20.33	432	2.73	1.25	-	1.25	8.30	-	8.30

Fidelity VIP III Growth Opportunities - Service Class 2
2023	6	58.39	-	61.61	370	—	1.29	-	1.59	43.01	-	43.44
2022	6	40.83	-	42.95	263	—	1.29	-	1.59	(39.30)	-	(39.11)
2021	6	67.26	-	70.54	409	—	1.29	-	1.59	9.90	-	10.23
2020	5	61.2	-	63.99	321	—	1.29	-	1.59	65.56	-	66.07
2019	2	36.96	-	38.53	60	—	1.29	-	1.59	38.27	-	38.69

Fidelity VIP III Mid Cap - Service Class 2
2023	9	26.37	-	39.95	274	0.30	1.29	-	1.89	12.65	-	13.33
2022	13	23.41	-	35.25	355	0.27	1.29	-	1.89	(16.57)	-	(16.06)
2021	15	28.06	-	42.00	468	0.36	1.29	-	1.89	22.95	-	23.69
2020	16	22.82	-	33.95	415	0.42	1.29	-	1.89	15.65	-	16.35
2019	19	19.74	-	29.18	419	0.63	1.29	-	1.89	20.85	-	21.59

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Index 500 Service Class 2
2023	35	$34.95	-	38.91	$1,346	1.21%	1.29	-	1.89%	23.52	-	24.26%
2022	45	28.29	-	31.31	1,374	1.23	1.29	-	1.89	(19.95)	-	(19.47)
2021	37	35.35	-	38.88	1,398	1.07	1.29	-	1.89	25.84	-	26.61
2020	49	28.09	-	30.71	1,470	1.55	1.29	-	1.89	15.72	-	16.43
2019	50	24.27	-	26.38	1,289	2.06	1.29	-	1.89	28.55	-	29.33

Fidelity VIP Overseas - Initial Class
2023	7	19.24	-	19.98	130	0.97	1.25	-	1.25	19.01	-	19.01
2022	9	16.17	-	16.79	140	1.06	1.25	-	1.25	(25.42)	-	(25.42)
2021	9	21.68	-	22.51	201	0.49	1.25	-	1.25	18.21	-	18.21
2020	13	18.34	-	19.05	239	0.44	1.25	-	1.25	14.18	-	14.18
2019	14	16.06	-	16.68	229	1.74	1.25	-	1.25	26.18	-	26.18

Franklin DynaTech VIP Fund - Class 2
2023	< 1	36.43	-	36.43	24	—	1.89	-	1.89	41.07	-	41.07
2022	< 1	25.82	-	25.82	17	—	1.89	-	1.89	(41.09)	-	(41.09)
2021	< 1	43.83	-	43.83	30	—	1.89	-	1.89	13.96	-	13.96
2020	< 1	38.46	-	38.46	26	—	1.89	-	1.89	42.16	-	42.16
2019	—	27.06	-	27.06	—	—	1.89	-	1.89	28.69	-	28.69

Franklin Growth and Income VIP Fund - Class 2
2023	92	36.97	-	42.97	3,742	2.19	1.29	-	1.99	6.83	-	7.58
2022	104	34.61	-	39.94	3,969	3.01	1.29	-	1.99	(8.65)	-	(8.01)
2021	111	37.89	-	43.41	4,580	2.44	1.29	-	1.99	22.76	-	23.63
2020	125	30.86	-	35.12	4,208	3.83	1.29	-	1.99	3.43	-	4.16
2019	137	23.48	-	33.71	4,418	2.25	1.29	-	1.99	23.17	-	24.04

Franklin Income VIP Fund - Class 2
2023	206	21.97	-	25.26	5,009	5.21	1.29	-	1.99	6.47	-	7.23
2022	220	20.64	-	23.56	5,003	4.81	1.29	-	1.99	(7.34)	-	(6.69)
2021	248	22.27	-	25.25	6,044	4.42	1.29	-	1.99	14.44	-	15.25
2020	314	19.46	-	21.91	6,684	5.86	1.29	-	1.99	(1.30)	-	(0.60)
2019	353	19.72	-	22.04	7,556	5.23	1.29	-	1.99	13.76	-	14.56

Franklin Large Cap Growth VIP Fund - Class 2
2023	117	34.64	-	38.95	4,372	—	1.29	-	1.89	37.81	-	38.64
2022	146	25.14	-	28.09	3,949	—	1.29	-	1.89	(37.73)	-	(37.35)
2021	145	40.37	-	44.84	6,252	—	1.29	-	1.89	13.10	-	13.79
2020	159	35.70	-	39.41	6,046	—	1.29	-	1.89	41.91	-	42.77
2019	209	25.15	-	27.60	5,580	—	1.29	-	1.89	32.04	-	32.85

Franklin Mutual Global Discovery VIP Fund - Class 2
2023	24	22.04	-	24.54	561	2.46	1.29	-	1.89	18.05	-	18.77
2022	25	18.67	-	20.66	507	1.37	1.29	-	1.89	(6.54)	-	(5.97)
2021	20	19.98	-	21.98	433	2.11	1.29	-	1.89	16.88	-	17.59
2020	37	17.09	-	18.69	693	2.38	1.29	-	1.89	(6.26)	-	(5.69)
2019	38	18.23	-	22.74	755	1.62	1.29	-	1.89	22.03	-	22.77

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Mutual Shares VIP Fund - Class 2
2023	113	$28.02	-	32.57	$3,462	1.86%	1.29	-	1.99%	11.22	-	12.01%
2022	123	25.20	-	29.08	3,376	1.73	1.29	-	1.99	(9.26)	-	(8.62)
2021	150	27.77	-	31.82	4,497	2.80	1.29	-	1.99	16.81	-	17.63
2020	177	23.77	-	27.05	4,500	2.84	1.29	-	1.99	(6.93)	-	(6.27)
2019	184	20.61	-	28.86	5,021	1.79	1.29	-	1.99	20.14	-	20.99

Franklin Small Cap Value VIP Fund - Class 2
2023	44	50.84	-	59.09	2,336	0.52	1.29	-	1.99	10.52	-	11.30
2022	49	46.00	-	53.09	2,356	0.99	1.29	-	1.99	(11.85)	-	(11.22)
2021	55	52.18	-	59.80	2,984	0.99	1.29	-	1.99	22.88	-	23.75
2020	60	42.47	-	48.32	2,625	1.53	1.29	-	1.99	3.10	-	3.83
2019	67	27.50	-	46.54	2,828	1.06	1.29	-	1.99	23.84	-	24.72

Franklin U.S. Government Securities VIP Fund - Class 2
2023	92	10.48	-	12.05	1,059	2.68	1.29	-	1.99	2.40	-	3.12
2022	104	10.24	-	11.69	1,159	2.34	1.29	-	1.99	(11.54)	-	(10.91)
2021	126	11.57	-	13.12	1,583	2.29	1.29	-	1.99	(3.77)	-	(3.09)
2020	109	12.02	-	13.54	1,432	3.25	1.29	-	1.99	1.77	-	2.49
2019	128	11.81	-	13.21	1,644	2.86	1.29	-	1.99	3.14	-	3.87

Goldman Sachs VIT Large Cap Value - Institutional Class
2023	< 1	24.56	-	26.50	18	1.81	1.49	-	1.89	10.89	-	11.34
2022	< 1	22.15	-	23.80	16	1.36	1.49	-	1.89	(8.13)	-	(7.76)
2021	< 1	24.11	-	25.80	18	1.15	1.49	-	1.89	21.80	-	22.29
2020	< 1	19.80	-	21.10	15	1.45	1.49	-	1.89	2.02	-	2.43
2019	< 1	19.40	-	20.60	15	1.14	1.49	-	1.89	23.56	-	24.06

Goldman Sachs VIT Mid Cap Value - Institutional Class
2023	2	32.51	-	32.51	59	1.04	1.89	-	1.89	9.33	-	9.33
2022	2	29.74	-	29.74	54	0.70	1.89	-	1.89	(11.68)	-	(11.68)
2021	2	33.67	-	33.67	62	0.48	1.89	-	1.89	28.49	-	28.49
2020	2	26.21	-	27.93	48	0.46	1.49	-	1.89	6.36	-	6.79
2019	3	24.64	-	26.15	86	0.79	1.49	-	1.89	29.05	-	29.57

Goldman Sachs VIT Small Cap Equity Insights - Institutional Class
2023	2	26.98	-	29.10	43	1.04	1.49	-	1.89	17.04	-	17.51
2022	2	23.05	-	24.77	37	0.31	1.49	-	1.89	(20.90)	-	(20.58)
2021	2	29.14	-	32.25	48	0.44	1.29	-	1.89	21.46	-	22.20
2020	2	23.99	-	26.39	52	0.21	1.29	-	1.89	6.54	-	7.18
2019	3	22.52	-	24.63	60	0.48	1.29	-	1.89	22.49	-	23.24

Goldman Sachs VIT U.S. Equity Insights - Institutional Class
2023	1	35.42	-	38.21	39	0.71	1.49	-	1.89	21.48	-	21.97
2022	1	29.16	-	31.33	32	0.83	1.49	-	1.89	(21.25)	-	(20.93)
2021	1	37.02	-	39.62	40	0.82	1.49	-	1.89	26.97	-	27.49
2020	1	29.16	-	31.08	33	0.88	1.49	-	1.89	15.33	-	15.80
2019	1	25.28	-	26.84	30	1.28	1.49	-	1.89	22.85	-	23.35

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. American Franchise Series I
2023	158	$39.61	-	44.01	$5,859	—%	1.10	-	1.70%	38.56	-	39.39%
2022	175	28.59	-	31.57	4,743	—	1.10	-	1.70	(32.27)	-	(31.87)
2021	186	42.21	-	46.34	7,450	—	1.10	-	1.70	10.04	-	10.70
2020	210	38.36	-	41.86	7,564	0.07	1.10	-	1.70	39.96	-	40.80
2019	237	27.41	-	29.73	5,984	—	1.10	-	1.70	34.45	-	35.26

Invesco V.I. American Franchise Series II
2023	35	48.60	-	55.27	1,506	—	1.29	-	1.89	37.96	-	38.79
2022	37	35.23	-	39.82	1,170	—	1.29	-	1.89	(32.59)	-	(32.18)
2021	38	52.25	-	58.72	1,749	—	1.29	-	1.89	9.54	-	10.21
2020	32	47.70	-	53.47	1,396	—	1.29	-	1.89	39.32	-	40.17
2019	36	34.24	-	38.15	1,149	—	1.29	-	1.89	33.86	-	34.67

Invesco V.I. American Value Series I
2023	136	11.61	-	36.02	2,433	0.64	1.10	-	1.99	13.31	-	14.34
2022	157	10.15	-	31.79	2,427	0.76	1.10	-	1.99	(4.54)	-	(3.68)
2021	161	10.54	-	33.30	2,569	0.43	1.10	-	1.99	5.40	-	25.41
2020	37	26.55	-	29.89	1,059	0.91	1.29	-	1.99	(0.88)	-	(0.18)
2019	40	26.79	-	29.95	1,130	0.70	1.29	-	1.99	22.55	-	23.42

Invesco V.I. American Value Series II
2023	51	35.40	-	53.41	1,863	0.38	1.29	-	1.89	13.12	-	13.81
2022	53	31.29	-	46.93	1,725	0.44	1.29	-	1.89	(4.69)	-	(4.11)
2021	55	32.83	-	48.94	1,908	0.23	1.29	-	1.89	25.22	-	25.98
2020	55	26.22	-	38.85	1,702	0.67	1.29	-	1.89	(1.04)	-	(0.44)
2019	57	26.49	-	39.02	1,767	0.41	1.29	-	1.89	22.36	-	23.10

Invesco V.I. Capital Appreciation Series I
2023	23	29.28	-	29.28	678	—	1.25	-	1.25	33.70	-	33.70
2022	24	21.90	-	21.90	532	—	1.25	-	1.25	(31.64)	-	(31.64)
2021	25	32.04	-	32.04	798	—	1.25	-	1.25	21.05	-	21.05
2020	27	26.47	-	26.47	711	—	1.25	-	1.25	34.89	-	34.89
2019	33	19.62	-	19.62	647	0.06	1.25	-	1.25	34.50	-	34.50

Invesco V.I. Capital Appreciation Series II
2023	118	40.69	-	47.12	5,301	—	1.29	-	1.99	32.36	-	33.30
2022	132	30.74	-	35.35	4,442	—	1.29	-	1.99	(32.33)	-	(31.85)
2021	150	45.43	-	51.87	7,421	—	1.29	-	1.99	19.86	-	20.71
2020	168	37.90	-	42.97	6,877	—	1.29	-	1.99	33.54	-	34.49
2019	190	25.97	-	31.95	5,803	—	1.29	-	1.99	33.15	-	34.10

Invesco V.I. Comstock Series I
2023	21	38.10	-	45.08	901	1.80	1.25	-	1.58	10.60	-	10.97
2022	24	34.45	-	40.63	909	1.55	1.25	-	1.58	(0.46)	-	(0.13)
2021	28	34.61	-	40.68	1,058	1.72	1.25	-	1.58	31.27	-	31.70
2020	35	26.36	-	30.89	1,009	2.55	1.25	-	1.58	(2.41)	-	(2.08)
2019	37	27.01	-	31.55	1,077	1.87	1.25	-	1.58	23.34	-	23.74

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Comstock Series II
2023	132	$31.48	-	46.24	$4,883	1.51%	1.29	-	1.99%	9.88	-	10.66%
2022	156	28.65	-	41.79	5,240	1.36	1.29	-	1.99	(1.15)	-	(0.45)
2021	177	28.99	-	41.98	5,961	1.58	1.29	-	1.99	30.41	-	31.33
2020	204	22.23	-	31.96	5,264	2.17	1.29	-	1.99	(3.05)	-	(2.36)
2019	220	22.93	-	32.73	5,867	1.69	1.29	-	1.99	22.46	-	23.33

Invesco V.I. Conservative Balanced Series II
2023	68	18.15	-	21.10	1,339	1.70	1.29	-	1.99	10.09	-	10.86
2022	76	16.49	-	19.03	1,359	1.15	1.29	-	1.99	(18.66)	-	(18.09)
2021	85	20.27	-	23.23	1,850	1.26	1.29	-	1.99	8.11	-	8.88
2020	92	18.75	-	21.34	1,851	1.85	1.29	-	1.99	12.32	-	13.11
2019	91	13.54	-	18.86	1,633	2.02	1.29	-	1.99	14.89	-	15.71

Invesco V.I. Core Equity Fund - Series I
2023	105	25.36	-	32.52	3,127	0.73	1.10	-	1.70	21.29	-	22.02
2022	124	20.79	-	26.81	3,025	0.88	1.10	-	1.70	(21.88)	-	(21.41)
2021	142	26.45	-	34.32	4,436	0.66	1.10	-	1.70	25.59	-	26.34
2020	155	20.94	-	27.33	3,849	1.33	1.10	-	1.70	11.93	-	12.61
2019	176	18.59	-	24.42	3,899	0.94	1.10	-	1.70	26.79	-	27.55

Invesco V.I. Core Equity Fund - Series II
2023	< 1	24.68	-	33.11	23	0.46	1.30	-	1.89	20.77	-	21.50
2022	1	20.44	-	27.25	26	0.63	1.30	-	1.89	(22.24)	-	(21.78)
2021	1	26.28	-	34.83	34	0.44	1.30	-	1.89	24.98	-	25.74
2020	1	21.03	-	27.70	29	1.09	1.30	-	1.89	11.43	-	12.10
2019	1	18.87	-	24.71	27	0.17	1.30	-	1.89	26.24	-	27.00

Invesco V.I. Core Plus Bond Series I
2023	24	13.95	-	16.26	386	2.58	1.10	-	1.70	4.35	-	4.98
2022	25	13.37	-	15.49	389	0.65	1.10	-	1.70	(15.97)	-	(15.47)
2021	14	15.91	-	18.32	263	1.47	1.10	-	1.70	(2.33)	-	(1.74)
2020	16	16.29	-	18.65	296	1.48	1.10	-	1.70	7.87	-	8.52
2019	21	15.10	-	17.18	353	2.97	1.10	-	1.70	9.19	-	9.85

Invesco V.I. Core Plus Bond Series II
2023	210	9.72	-	9.84	2,055	2.44	1.29	-	1.99	3.75	-	4.49
2022	231	9.37	-	9.42	2,177	0.57	1.29	-	1.99	(6.29)	-	(5.84)
2021	< 1	15.06	-	15.84	2	1.44	1.50	-	1.75	(2.73)	-	(2.48)
2020	< 1	15.49	-	16.24	2	1.79	1.50	-	1.75	7.43	-	7.70
2019	< 1	14.41	-	15.08	2	2.74	1.50	-	1.75	9.07	-	9.34

Invesco V.I. Discovery Mid Cap Growth Series I
2023	48	12.96	-	13.25	807	—	1.10	-	1.70	11.25	-	11.92
2022	65	11.65	-	11.84	947	—	1.10	-	1.70	(32.14)	-	(31.74)
2021	70	17.16	-	17.34	1,479	—	1.10	-	1.70	17.09	-	17.80
2020	140	14.66	-	14.72	2,958	0.03	1.10	-	1.70	46.59	-	47.18
2019	90	17.78	-	17.78	1,601	—	1.25	-	1.25	37.63	-	37.63

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Discovery Mid Cap Growth Series II
2023	67	$29.83	-	47.17	$1,955	—%	1.29	-	1.99%	10.62	-	11.40%
2022	73	26.97	-	42.35	1,952	—	1.29	-	1.99	(32.50)	-	(32.02)
2021	82	39.95	-	62.29	3,280	—	1.29	-	1.99	16.44	-	17.26
2020	76	34.31	-	53.12	2,738	—	1.29	-	1.99	37.46	-	46.64
2019	44	27.70	-	38.37	1,618	—	1.29	-	1.99	36.25	-	37.22

Invesco V.I. Diversified Dividend Series I
2023	50	95.36	-	98.88	5,091	1.98	1.00	-	1.48	7.45	-	7.96
2022	54	88.33	-	92.02	5,071	1.88	1.00	-	1.48	(3.12)	-	(2.66)
2021	55	90.74	-	94.99	5,384	2.11	1.00	-	1.48	17.15	-	17.71
2020	62	77.09	-	81.09	5,155	3.04	1.00	-	1.48	(1.33)	-	(0.85)
2019	69	77.75	-	82.18	5,793	2.86	1.00	-	1.48	23.25	-	23.85

Invesco V.I. Diversified Dividend Series II
2023	23	30.38	-	34.44	616	1.71	1.29	-	1.89	6.73	-	7.37
2022	24	28.46	-	32.08	622	1.64	1.29	-	1.89	(3.77)	-	(3.18)
2021	25	29.58	-	33.13	673	1.99	1.29	-	1.89	16.36	-	17.07
2020	26	25.42	-	28.30	585	2.87	1.29	-	1.89	(2.02)	-	(1.42)
2019	27	25.94	-	28.71	618	2.59	1.29	-	1.89	22.42	-	23.17

Invesco V.I. Equally-Weighted S&P 500 Fund - Series I (sub-account launched on April 29, 2022)
2023	241	10.76	-	10.79	2,594	1.36	1.35	-	1.48	12.05	-	12.19
2022	267	9.61	-	9.62	2,571	1.04	1.35	-	1.48	(3.93)	-	(3.84)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

Invesco V.I. Equally-Weighted S&P 500 Fund - Series II (sub-account launched on April 29, 2022)
2023	151	10.64	-	10.75	1,614	1.10	1.29	-	1.89	11.30	-	11.97
2022	212	9.56	-	9.60	2,027	0.84	1.29	-	1.89	(4.39)	-	(4.00)
2021	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

Invesco V.I. Equity and Income Series I
2023	62	20.22	-	20.92	1,390	1.93	1.10	-	1.70	8.70	-	9.35
2022	71	18.49	-	19.25	1,458	1.70	1.10	-	1.70	(9.07)	-	(8.52)
2021	79	20.21	-	21.17	1,763	1.93	1.10	-	1.70	16.65	-	17.35
2020	73	17.22	-	18.15	1,388	2.48	1.10	-	1.70	8.10	-	8.75
2019	79	15.83	-	16.79	1,368	2.53	1.10	-	1.70	18.34	-	19.05

Invesco V.I. Equity and Income Series II
2023	28	26.98	-	30.41	852	1.64	1.29	-	1.89	8.17	-	8.82
2022	34	24.94	-	27.94	934	1.41	1.29	-	1.89	(9.45)	-	(8.90)
2021	40	27.55	-	30.67	1,192	1.60	1.29	-	1.89	16.12	-	16.83
2020	46	23.72	-	26.26	1,186	2.23	1.29	-	1.89	7.58	-	8.24
2019	48	22.05	-	28.24	1,161	2.27	1.29	-	1.89	17.75	-	18.46

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. EQV International Equity Fund Series I
2023	36	$20.11	-	29.33	$848	0.19%	1.10	-	1.70%	16.16	-	16.86%
2022	44	17.21	-	25.25	866	1.67	1.10	-	1.70	(19.68)	-	(19.20)
2021	48	21.30	-	31.44	1,164	1.14	1.10	-	1.70	4.10	-	4.73
2020	87	20.34	-	30.20	1,978	2.41	1.10	-	1.70	12.07	-	12.75
2019	92	18.04	-	26.94	1,850	1.60	1.10	-	1.70	26.41	-	27.17

Invesco V.I. EQV International Equity Series II
2023	1	26.86	-	28.70	40	—	1.45	-	1.75	15.83	-	16.17
2022	1	11.22	-	24.70	33	1.37	1.45	-	1.89	(20.04)	-	(19.68)
2021	2	14.03	-	31.69	44	0.78	1.30	-	1.89	3.62	-	4.24
2020	11	13.54	-	30.40	324	2.16	1.30	-	1.89	11.60	-	12.27
2019	11	12.14	-	27.08	295	1.25	1.30	-	1.89	25.82	-	26.58

Invesco V.I. Global Core Equity Series I
2023	26	37.25	-	42.89	1,003	0.58	1.00	-	1.48	19.94	-	20.52
2022	27	31.05	-	35.59	883	0.34	1.00	-	1.48	(23.02)	-	(22.65)
2021	29	40.34	-	46.01	1,209	0.96	1.00	-	1.48	14.27	-	14.82
2020	31	35.30	-	40.07	1,137	1.37	1.00	-	1.48	11.57	-	12.10
2019	32	31.64	-	35.75	1,048	1.39	1.00	-	1.48	23.36	-	23.95

Invesco V.I. Global Core Equity Series II
2023	8	22.10	-	25.06	181	0.29	1.29	-	1.89	19.18	-	19.90
2022	9	18.54	-	20.90	167	0.02	1.29	-	1.89	(23.62)	-	(23.16)
2021	10	24.28	-	27.20	239	0.74	1.29	-	1.89	13.53	-	14.22
2020	10	21.38	-	23.81	215	1.10	1.29	-	1.89	10.91	-	11.58
2019	11	19.28	-	21.34	201	1.10	1.29	-	1.89	22.47	-	23.21

Invesco V.I. Global Series I
2023	14	37.31	-	37.31	541	0.23	1.25	-	1.25	33.07	-	33.07
2022	15	28.04	-	28.04	426	—	1.25	-	1.25	(32.61)	-	(32.61)
2021	15	41.61	-	41.61	641	—	1.25	-	1.25	14.06	-	14.06
2020	16	36.48	-	36.48	591	0.70	1.25	-	1.25	26.05	-	26.05
2019	18	28.94	-	28.94	515	0.90	1.25	-	1.25	30.15	-	30.15

Invesco V.I. Global Series II
2023	21	47.73	-	55.48	1,083	—	1.29	-	1.99	31.79	-	32.72
2022	24	36.22	-	41.80	948	—	1.29	-	1.99	(33.29)	-	(32.81)
2021	26	54.29	-	62.21	1,522	—	1.29	-	1.99	12.89	-	13.69
2020	27	48.09	-	54.72	1,389	0.43	1.29	-	1.99	24.81	-	25.70
2019	35	27.60	-	43.54	1,397	0.63	1.29	-	1.99	28.85	-	29.76

Invesco V.I. Global Strategic Income Series I
2023	27	4.25	-	21.06	434	—	1.25	-	1.25	7.53	-	7.53
2022	28	3.96	-	19.59	418	—	1.25	-	1.25	(12.56)	-	(12.56)
2021	29	4.52	-	22.40	494	4.54	1.25	-	1.25	(4.61)	-	(4.61)
2020	32	4.74	-	23.48	552	5.83	1.25	-	1.25	2.12	-	2.12
2019	34	4.64	-	23.00	568	3.99	1.25	-	1.25	9.43	-	9.43

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Global Strategic Income Series II
2023	240	$15.80	-	18.36	$4,154	—%	1.29	-	1.99%	6.45	-	7.20%
2022	285	14.84	-	17.13	4,604	—	1.29	-	1.99	(13.46)	-	(12.85)
2021	310	17.15	-	19.65	5,764	4.30	1.29	-	1.99	(5.48)	-	(4.80)
2020	321	18.15	-	20.65	6,264	5.34	1.29	-	1.99	0.95	-	1.67
2019	348	15.71	-	20.31	6,674	3.42	1.29	-	1.99	8.41	-	9.18

Invesco V.I. Government Money Market Series I
2023	16	8.97	-	11.01	152	4.74	1.10	-	1.70	3.10	-	3.72
2022	17	8.70	-	10.61	161	1.34	1.10	-	1.70	(0.25)	-	0.35
2021	20	8.72	-	10.58	194	<0.01	1.10	-	1.70	(1.68)	-	(1.09)
2020	22	8.87	-	10.69	209	0.30	1.10	-	1.70	(1.40)	-	(0.80)
2019	22	9.00	-	10.78	217	1.88	1.10	-	1.70	0.18	-	0.78

Invesco V.I. Government Money Market Series II
2023	< 1	8.69	-	8.69	< 1	2.85	1.70	-	1.70	2.84	-	2.84
2022	< 1	8.45	-	8.45	< 1	0.07	1.70	-	1.70	(0.45)	-	(0.45)
2021	< 1	8.49	-	8.49	< 1	—	1.70	-	1.70	(1.68)	-	(1.68)
2020	< 1	8.63	-	8.63	< 1	—	1.70	-	1.70	(1.48)	-	(1.48)
2019	< 1	8.76	-	8.76	< 1	—	1.70	-	1.70	(0.07)	-	(0.07)

Invesco V.I. Government Securities Series I
2023	29	12.90	-	16.21	453	2.08	1.10	-	1.50	3.07	-	3.48
2022	30	12.52	-	15.66	455	1.77	1.10	-	1.50	(11.63)	-	(11.27)
2021	41	13.61	-	17.65	699	2.34	1.10	-	1.70	(3.91)	-	(3.34)
2020	47	14.16	-	18.26	807	2.39	1.10	-	1.70	4.48	-	5.11
2019	50	13.55	-	17.37	819	2.33	1.10	-	1.70	4.29	-	4.91

Invesco V.I. Growth and Income Series II
2023	63	40.38	-	46.93	2,616	1.27	1.29	-	1.99	10.18	-	10.96
2022	79	36.65	-	42.30	2,974	1.25	1.29	-	1.99	(7.86)	-	(7.21)
2021	84	39.78	-	45.58	3,442	1.34	1.29	-	1.99	25.65	-	26.54
2020	96	31.66	-	36.02	3,119	2.02	1.29	-	1.99	(0.17)	-	0.54
2019	103	24.00	-	35.83	3,361	1.52	1.29	-	1.99	22.37	-	23.24

Invesco V.I. High Yield Fund - Series I
2023	17	20.51	-	23.59	378	5.24	1.10	-	1.70	8.32	-	8.97
2022	18	18.82	-	21.78	369	4.61	1.10	-	1.70	(11.08)	-	(10.54)
2021	18	21.04	-	24.49	433	4.08	1.10	-	1.70	2.62	-	3.24
2020	48	20.38	-	23.86	1,035	6.01	1.10	-	1.70	1.58	-	2.19
2019	49	19.94	-	23.49	1,036	5.83	1.10	-	1.70	11.60	-	12.27

Invesco V.I. High Yield Series II
2023	16	20.35	-	23.08	333	5.13	1.29	-	1.89	7.71	-	8.37
2022	16	18.90	-	21.30	311	4.34	1.29	-	1.89	(11.25)	-	(10.71)
2021	18	21.29	-	23.85	375	4.60	1.29	-	1.89	2.05	-	2.66
2020	18	20.86	-	23.23	370	5.93	1.29	-	1.89	0.96	-	1.57
2019	19	20.66	-	22.87	394	5.73	1.29	-	1.89	11.03	-	11.70

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Main Street Mid Cap Series I
2023	10	$32.86	-	41.08	$385	0.29%	1.10	-	1.70%	12.54	-	13.22%
2022	11	29.20	-	36.29	357	0.35	1.10	-	1.70	(15.70)	-	(15.20)
2021	12	34.64	-	42.79	451	0.43	1.10	-	1.70	21.17	-	21.90
2020	13	28.59	-	35.10	419	0.73	1.10	-	1.70	7.41	-	8.05
2019	14	26.62	-	32.49	414	0.49	1.10	-	1.70	23.17	-	23.91

Invesco V.I. Main Street Mid Cap Series II
2023	1	29.66	-	31.35	38	0.04	1.50	-	1.75	12.17	-	12.45
2022	1	22.82	-	27.88	32	0.07	1.50	-	1.89	(16.06)	-	(15.73)
2021	1	27.18	-	33.08	45	0.25	1.50	-	1.89	20.55	-	21.04
2020	3	22.55	-	28.39	71	0.46	1.30	-	1.89	6.89	-	7.53
2019	3	21.10	-	26.40	73	0.20	1.30	-	1.89	22.68	-	23.42

Invesco V.I. Main Street Series I
2023	38	32.84	-	32.84	1,253	0.84	1.25	-	1.25	21.69	-	21.69
2022	42	26.99	-	26.99	1,123	1.48	1.25	-	1.25	(21.12)	-	(21.12)
2021	44	34.22	-	34.22	1,504	0.68	1.25	-	1.25	25.99	-	25.99
2020	48	27.16	-	27.16	1,296	1.47	1.25	-	1.25	12.53	-	12.53
2019	54	24.13	-	24.13	1,299	1.08	1.25	-	1.25	30.44	-	30.44

Invesco V.I. Main Street Series II
2023	160	40.99	-	47.64	7,182	0.48	1.29	-	1.99	20.40	-	21.25
2022	187	34.05	-	39.29	6,931	1.11	1.29	-	1.99	(21.89)	-	(21.33)
2021	195	43.59	-	49.95	9,209	0.51	1.29	-	1.99	24.71	-	25.59
2020	214	34.95	-	39.77	8,041	1.16	1.29	-	1.99	11.44	-	12.23
2019	240	27.09	-	35.43	8,033	0.83	1.29	-	1.99	29.13	-	30.04

Invesco V.I. Main Street Small Cap Series I
2023	9	47.66	-	47.66	442	1.13	1.25	-	1.25	16.67	-	16.67
2022	10	40.85	-	40.85	411	0.49	1.25	-	1.25	(16.88)	-	(16.88)
2021	12	49.15	-	49.15	601	0.36	1.25	-	1.25	21.03	-	21.03
2020	13	40.61	-	40.61	533	0.61	1.25	-	1.25	18.44	-	18.44
2019	17	34.29	-	34.29	585	0.19	1.25	-	1.25	24.90	-	24.90

Invesco V.I. Main Street Small Cap Series II
2023	42	56.04	-	65.13	2,506	0.91	1.29	-	1.99	15.49	-	16.31
2022	49	48.53	-	56.00	2,543	0.25	1.29	-	1.99	(17.71)	-	(17.12)
2021	53	58.97	-	67.57	3,318	0.18	1.29	-	1.99	19.84	-	20.69
2020	57	49.20	-	55.99	2,944	0.37	1.29	-	1.99	17.26	-	18.10
2019	63	29.91	-	47.41	2,765	—	1.29	-	1.99	23.63	-	24.51

Invesco V.I. Technology Series I
2023	9	45.08	-	48.77	430	—	1.10	-	1.50	44.76	-	45.34
2022	11	31.14	-	33.56	333	—	1.10	-	1.50	(40.84)	-	(40.61)
2021	11	52.64	-	56.50	609	—	1.10	-	1.50	12.71	-	13.16
2020	12	46.71	-	49.93	561	—	1.10	-	1.50	43.94	-	44.52
2019	11	32.45	-	34.55	356	—	1.10	-	1.50	33.86	-	34.39

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Technology Series II
2023	5	$41.21	-	42.86	$211	—%	1.50	-	1.70%	44.25	-	44.54%
2022	5	28.56	-	29.65	145	—	1.50	-	1.70	(41.12)	-	(41.01)
2021	5	48.52	-	50.26	246	—	1.50	-	1.70	12.16	-	12.38
2020	< 1	43.26	-	43.26	30	—	1.70	-	1.70	43.34	-	43.34
2019	< 1	30.18	-	30.18	20	—	1.70	-	1.70	33.28	-	33.28

Lord Abbett Bond Debenture
2023	85	18.53	-	21.38	1,760	4.88	1.29	-	1.99	4.44	-	5.18
2022	83	17.74	-	20.33	1,626	4.25	1.29	-	1.99	(14.53)	-	(13.92)
2021	91	20.75	-	23.62	2,078	2.99	1.29	-	1.99	1.23	-	1.95
2020	94	20.50	-	23.17	2,093	3.77	1.29	-	1.99	5.18	-	5.92
2019	101	19.49	-	21.87	2,132	3.67	1.29	-	1.99	11.11	-	11.89

Lord Abbett Fundamental Equity
2023	22	29.38	-	33.68	712	0.59	1.29	-	1.99	12.37	-	13.16
2022	23	26.15	-	29.77	670	1.05	1.29	-	1.99	(13.73)	-	(13.11)
2021	25	30.31	-	34.26	832	0.82	1.29	-	1.99	24.79	-	25.67
2020	28	24.29	-	27.26	742	1.27	1.29	-	1.99	(0.25)	-	0.46
2019	29	24.35	-	27.13	755	1.26	1.29	-	1.99	19.11	-	19.95

Lord Abbett Growth and Income
2023	35	25.58	-	28.76	973	0.92	1.29	-	1.89	11.06	-	11.73
2022	38	23.03	-	25.74	949	1.51	1.29	-	1.89	(11.14)	-	(10.60)
2021	34	25.92	-	28.79	950	0.99	1.29	-	1.89	26.59	-	27.36
2020	43	20.48	-	22.61	943	1.72	1.29	-	1.89	0.76	-	1.37
2019	43	20.32	-	22.30	937	1.57	1.29	-	1.89	20.19	-	20.92

Lord Abbett Growth Opportunities
2023	20	32.18	-	36.90	707	—	1.29	-	1.99	8.48	-	9.25
2022	24	29.67	-	33.77	771	—	1.29	-	1.99	(33.87)	-	(33.40)
2021	23	44.86	-	50.71	1,138	—	1.29	-	1.99	4.34	-	5.09
2020	25	42.99	-	48.26	1,186	—	1.29	-	1.99	36.62	-	37.58
2019	31	31.47	-	35.07	1,050	—	1.29	-	1.99	33.66	-	34.61

Lord Abbett Mid Cap Stock
2023	60	24.53	-	27.57	1,569	0.45	1.29	-	1.89	13.25	-	13.94
2022	69	21.66	-	24.20	1,601	0.80	1.29	-	1.89	(12.88)	-	(12.36)
2021	75	24.86	-	27.61	1,978	0.58	1.29	-	1.89	26.27	-	27.04
2020	81	19.69	-	21.74	1,682	1.12	1.29	-	1.89	0.57	-	1.18
2019	85	19.58	-	21.48	1,763	0.87	1.29	-	1.89	20.33	-	21.06

LVIP Delaware Smid Cap Core Series Standard Class
2023	10	38.66	-	38.66	370	1.14	1.25	-	1.25	15.01	-	15.01
2022	10	33.62	-	33.62	325	0.45	1.25	-	1.25	(14.80)	-	(14.80)
2021	10	39.45	-	39.45	382	0.99	1.25	-	1.25	21.65	-	21.65
2020	10	32.43	-	32.43	339	0.55	1.25	-	1.25	9.70	-	9.70
2019	10	29.56	-	29.56	308	0.56	1.25	-	1.25	28.02	-	28.02

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS VIT High Yield Initial Class
2023	4	$23.67	-	23.67	$105	5.98%	1.25	-	1.25%	11.02	-	11.02%
2022	5	21.32	-	21.32	117	5.60	1.25	-	1.25	(11.62)	-	(11.62)
2021	6	24.12	-	24.12	134	4.90	1.25	-	1.25	2.20	-	2.20
2020	6	23.60	-	23.60	152	5.23	1.25	-	1.25	3.78	-	3.78
2019	11	22.75	-	22.75	253	5.73	1.25	-	1.25	13.38	-	13.38

MFS VIT Investors Trust Initial Class
2023	5	34.06	-	34.06	159	0.71	1.25	-	1.25	17.51	-	17.51
2022	5	28.99	-	28.99	151	0.67	1.25	-	1.25	(17.52)	-	(17.52)
2021	5	35.15	-	35.15	186	0.63	1.25	-	1.25	25.24	-	25.24
2020	5	28.06	-	28.06	149	0.63	1.25	-	1.25	12.45	-	12.45
2019	6	24.96	-	24.96	141	0.59	1.25	-	1.25	29.95	-	29.95

MFS VIT New Discovery Initial Class
2023	6	32.78	-	32.78	200	—	1.25	-	1.25	13.00	-	13.00
2022	6	29.01	-	29.01	179	—	1.25	-	1.25	(30.63)	-	(30.63)
2021	7	41.82	-	41.82	285	—	1.25	-	1.25	0.53	-	0.53
2020	8	41.60	-	41.60	333	—	1.25	-	1.25	44.08	-	44.08
2019	11	28.87	-	28.87	304	—	1.25	-	1.25	39.94	-	39.94

MFS VIT Total Return Bond Initial Class
2023	10	20.26	-	20.26	200	3.23	1.25	-	1.25	6.05	-	6.05
2022	10	19.11	-	19.11	198	2.74	1.25	-	1.25	(15.00)	-	(15.00)
2021	11	22.48	-	22.48	241	2.70	1.25	-	1.25	(2.05)	-	(2.05)
2020	11	22.95	-	22.95	248	3.48	1.25	-	1.25	7.12	-	7.12
2019	12	21.42	-	21.42	267	3.42	1.25	-	1.25	8.84	-	8.84

Morgan Stanley VIF Discovery Class I
2023	5	49.65	-	52.18	251	—	1.35	-	1.58	42.09	-	42.41
2022	6	34.94	-	36.64	202	—	1.35	-	1.58	(63.55)	-	(63.46)
2021	6	95.85	-	100.28	561	—	1.35	-	1.58	(12.46)	-	(12.25)
2020	6	109.49	-	114.29	721	—	1.35	-	1.58	148.35	-	148.93
2019	10	44.08	-	45.91	446	—	1.35	-	1.58	37.91	-	38.23

Morgan Stanley VIF Discovery Class II
2023	35	29.82	-	33.20	1,434	—	1.29	-	1.89	41.43	-	42.28
2022	42	21.08	-	23.33	1,162	—	1.29	-	1.89	(63.67)	-	(63.45)
2021	33	58.03	-	63.83	2,646	—	1.29	-	1.89	(12.87)	-	(12.34)
2020	34	66.60	-	72.82	3,093	—	1.29	-	1.89	147.31	-	148.80
2019	46	26.93	-	58.27	1,626	—	1.29	-	1.89	37.33	-	38.16

Morgan Stanley VIF Emerging Markets Debt Class II
2023	26	15.51	-	26.83	671	8.61	1.29	-	1.99	9.48	-	10.25
2022	29	14.17	-	24.34	667	7.66	1.29	-	1.99	(20.42)	-	(19.85)
2021	29	17.80	-	30.36	850	5.02	1.29	-	1.99	(3.91)	-	(3.23)
2020	34	18.53	-	31.38	1,013	4.55	1.29	-	1.99	3.44	-	4.17
2019	36	17.91	-	30.12	1,049	5.37	1.29	-	1.99	11.91	-	12.70

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Emerging Markets Equity Class I
2023	5	$23.25	-	24.93	$130	1.62%	1.35	-	1.58%	10.22	-	10.48%
2022	6	21.09	-	29.09	146	0.44	1.35	-	1.58	(26.26)	-	(26.09)
2021	7	28.60	-	39.35	208	0.79	1.35	-	1.58	1.37	-	1.61
2020	7	28.21	-	38.73	228	1.28	1.35	-	1.58	12.65	-	12.90
2019	13	25.05	-	34.30	359	1.13	1.35	-	1.58	17.71	-	17.98

Morgan Stanley VIF Emerging Markets Equity Class II
2023	< 1	32.57	-	36.94	14	1.57	1.29	-	1.89	9.86	-	10.53
2022	< 1	29.65	-	33.42	13	0.32	1.29	-	1.89	(26.54)	-	(26.09)
2021	< 1	40.36	-	45.22	25	0.70	1.29	-	1.89	1.01	-	1.63
2020	1	39.96	-	44.49	61	1.34	1.29	-	1.89	12.21	-	12.89
2019	2	35.61	-	39.41	59	1.05	1.29	-	1.89	17.26	-	17.97

Morgan Stanley VIF Global Franchise Class II (sub-account merged on September 28, 2023)
2023	—	42.12	-	59.36	—	0.54	1.29	-	1.99	8.78	-	9.33
2022	33	38.72	-	54.29	1,407	0.61	1.29	-	1.99	(19.20)	-	(18.63)
2021	45	47.93	-	66.72	2,371	0.66	1.29	-	1.99	19.26	-	20.11
2020	51	40.19	-	55.55	2,265	0.85	1.29	-	1.99	10.96	-	11.75
2019	60	36.22	-	49.71	2,388	0.94	1.29	-	1.99	26.96	-	27.86

Morgan Stanley VIF Global Infrastructure Class I
2023	14	73.24	-	84.42	1,059	2.49	1.00	-	1.48	3.02	-	3.51
2022	16	71.10	-	81.55	1,180	2.89	1.00	-	1.48	(9.37)	-	(8.93)
2021	18	78.44	-	89.55	1,434	2.48	1.00	-	1.48	12.58	-	13.12
2020	20	69.68	-	79.16	1,444	1.72	1.00	-	1.48	(2.60)	-	(2.13)
2019	24	71.54	-	80.89	1,801	2.70	1.00	-	1.48	26.42	-	27.03

Morgan Stanley VIF Global Infrastructure Class II
2023	3	34.32	-	38.91	63	2.46	1.29	-	1.89	2.31	-	2.93
2022	3	33.54	-	37.80	77	2.60	1.29	-	1.89	(10.04)	-	(9.50)
2021	4	37.28	-	41.77	98	2.36	1.29	-	1.89	11.86	-	12.54
2020	4	33.33	-	37.12	89	1.42	1.29	-	1.89	(3.29)	-	(2.71)
2019	4	34.47	-	38.15	93	2.52	1.29	-	1.89	25.46	-	26.22

Morgan Stanley VIF Global Strategist Class I
2023	61	15.98	-	76.68	1,162	1.61	1.00	-	1.58	12.29	-	12.94
2022	73	14.23	-	67.89	1,215	—	1.00	-	1.58	(18.24)	-	(17.77)
2021	80	17.41	-	82.56	1,627	1.79	1.00	-	1.58	6.67	-	7.29
2020	90	16.32	-	19.72	1,687	1.55	1.35	-	1.58	9.18	-	9.43
2019	99	14.95	-	70.07	1,698	1.88	1.00	-	1.58	15.92	-	16.60

Morgan Stanley VIF Global Strategist Class II
2023	11	19.23	-	19.62	195	1.62	1.35	-	1.89	11.80	-	12.42
2022	13	17.11	-	17.54	208	—	1.35	-	1.89	(18.63)	-	(18.18)
2021	13	20.91	-	21.56	263	1.75	1.35	-	1.89	6.18	-	6.77
2020	13	19.58	-	20.31	247	1.30	1.35	-	1.89	8.76	-	9.36
2019	14	17.91	-	18.67	245	1.76	1.35	-	1.89	15.52	-	16.16

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Growth Class I
2023	129	$13.11	-	57.50	$6,612	—%	1.00	-	1.89%	45.88	-	47.19%
2022	148	8.91	-	39.41	5,204	—	1.00	-	1.89	(60.82)	-	(60.47)
2021	156	22.54	-	100.60	13,894	—	1.00	-	1.89	(1.78)	-	(0.89)
2020	236	22.74	-	102.43	18,315	—	1.00	-	1.89	113.22	-	115.15
2019	264	10.57	-	48.04	9,610	—	1.00	-	1.89	5.69	-	29.32

Morgan Stanley VIF Growth Class II
2023	57	54.94	-	71.21	1,568	—	1.29	-	1.99	45.40	-	46.42
2022	60	37.78	-	48.64	1,212	—	1.29	-	1.99	(60.95)	-	(60.68)
2021	59	96.77	-	123.69	3,011	—	1.29	-	1.99	(2.13)	-	(1.44)
2020	63	98.87	-	125.49	3,303	—	1.29	-	1.99	112.48	-	113.98
2019	87	46.53	-	58.65	1,959	—	1.29	-	1.99	28.87	-	29.77

Morgan Stanley VIF U.S. Real Estate Class I
2023	4	37.30	-	45.52	161	2.22	1.35	-	1.48	12.84	-	12.99
2022	4	33.06	-	40.29	154	1.24	1.35	-	1.48	(28.13)	-	(28.03)
2021	5	45.99	-	55.99	238	2.08	1.35	-	1.48	37.75	-	37.93
2020	3	33.39	-	40.59	115	2.86	1.35	-	1.48	(18.07)	-	(17.97)
2019	4	40.75	-	49.48	162	1.84	1.35	-	1.48	17.19	-	17.34

Morgan Stanley VIF U.S. Real Estate Class II
2023	36	34.10	-	39.63	1,356	1.95	1.29	-	1.99	11.96	-	12.75
2022	41	30.46	-	35.15	1,370	0.97	1.29	-	1.99	(28.66)	-	(28.15)
2021	42	42.69	-	48.92	1,947	1.82	1.29	-	1.99	36.67	-	37.64
2020	52	31.24	-	35.54	1,750	2.51	1.29	-	1.99	(18.74)	-	(18.17)
2019	53	38.03	-	43.44	2,181	1.64	1.29	-	1.99	16.32	-	17.15

Morgan Stanley VIS Income Plus Class X Shares (sub-account merged on July 28, 2023)
2023	—	40.55	-	42.04	—	3.54	1.35	-	1.48	3.33	-	3.41
2022	38	39.24	-	40.65	1,531	1.83	1.35	-	1.48	(17.69)	-	(17.59)
2021	43	47.68	-	49.33	2,083	3.35	1.35	-	1.48	(3.31)	-	(3.18)
2020	45	49.31	-	50.95	2,270	3.25	1.35	-	1.48	9.00	-	9.14
2019	46	45.24	-	46.68	2,103	3.62	1.35	-	1.48	14.26	-	14.41

Morgan Stanley VIS Income Plus Class Y Shares (sub-account merged on July 28, 2023)
2023	< 1	15.36	-	17.37	—	2.75	1.29	-	1.89	2.85	-	3.21
2022	36	14.93	-	16.83	629	1.54	1.29	-	1.89	(18.23)	-	(17.73)
2021	41	18.26	-	20.46	862	3.14	1.29	-	1.89	(3.89)	-	(3.31)
2020	42	19.00	-	21.16	920	3.00	1.29	-	1.89	8.19	-	8.85
2019	46	17.56	-	19.44	931	3.24	1.29	-	1.89	13.60	-	14.28

PIMCO VIT CommodityRealReturn® Strategy Advisor Class
2023	< 1	6.78	-	6.78	2	15.68	1.49	-	1.49	(9.30)	-	(9.30)
2022	< 1	7.48	-	7.48	2	20.52	1.49	-	1.49	7.05	-	7.05
2021	< 1	6.99	-	6.99	2	4.13	1.49	-	1.49	31.13	-	31.13
2020	< 1	5.33	-	5.33	1	6.21	1.49	-	1.49	(0.28)	-	(0.28)
2019	< 1	5.05	-	5.34	1	4.22	1.49	-	1.89	9.25	-	9.70

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO VIT Emerging Markets Bond Advisor Class
2023	< 1	$16.59	-	16.59	$5	5.60%	1.49	-	1.49%	9.36	-	9.36%
2022	< 1	15.17	-	15.17	5	4.71	1.49	-	1.49	(17.05)	-	(17.05)
2021	< 1	18.28	-	18.28	6	4.38	1.49	-	1.49	(4.10)	-	(4.10)
2020	< 1	19.07	-	19.07	6	4.72	1.49	-	1.49	5.01	-	5.01
2019	< 1	17.17	-	18.16	16	4.32	1.49	-	1.89	12.49	-	12.95

PIMCO VIT Real Return Advisor Class
2023	4	13.04	-	14.51	55	2.90	1.29	-	1.89	1.62	-	2.24
2022	6	12.83	-	14.20	80	6.89	1.29	-	1.89	(13.65)	-	(13.12)
2021	7	14.86	-	16.34	109	4.68	1.29	-	1.89	3.49	-	4.12
2020	9	14.35	-	15.69	134	1.31	1.29	-	1.89	9.50	-	10.16
2019	9	13.11	-	14.25	129	1.56	1.29	-	1.89	6.29	-	6.93

PIMCO VIT Total Return Advisor Class
2023	5	13.56	-	14.57	68	3.45	1.49	-	1.89	3.84	-	4.26
2022	6	13.06	-	13.98	78	2.46	1.49	-	1.89	(16.00)	-	(15.66)
2021	8	15.55	-	17.10	127	1.71	1.29	-	1.89	(3.22)	-	(2.64)
2020	13	16.07	-	17.57	211	2.03	1.29	-	1.89	6.50	-	7.14
2019	15	15.09	-	16.40	226	2.91	1.29	-	1.89	6.21	-	6.85

Putnam VT Core Equity Fund - Class IB
2023	162	31.06	-	48.31	5,110	0.51	1.25	-	1.89	25.68	-	26.49
2022	178	24.56	-	41.12	4,425	0.99	1.25	-	1.89	(17.35)	-	(16.82)
2021	189	29.52	-	49.75	5,596	0.64	1.25	-	1.89	28.54	-	29.37
2020	205	22.82	-	38.70	4,705	0.94	1.25	-	1.89	15.12	-	15.86
2019	226	19.70	-	33.62	4,489	1.16	1.25	-	1.89	29.15	-	29.99

Putnam VT Diversified Income Class IB
2023	43	17.93	-	19.37	835	6.12	1.25	-	1.60	3.15	-	3.51
2022	45	17.46	-	18.71	844	6.62	1.25	-	1.65	(3.95)	-	(3.56)
2021	53	18.18	-	19.40	1,021	0.66	1.25	-	1.65	(8.48)	-	(8.11)
2020	57	19.86	-	21.11	1,190	7.88	1.25	-	1.65	(2.53)	-	(2.14)
2019	68	20.38	-	21.58	1,450	3.31	1.25	-	1.65	9.40	-	9.84

Putnam VT Emerging Markets Equity Fund Class IB
2023	19	8.03	-	16.92	317	0.50	1.25	-	1.6	9.81	-	10.20
2022	21	7.31	-	15.35	314	—	1.25	-	1.60	(28.63)	-	(28.38)
2021	28	10.24	-	21.44	586	0.48	1.25	-	1.60	(5.72)	-	(5.39)
2020	28	12.61	-	22.66	632	0.04	1.25	-	1.65	25.83	-	26.34
2019	32	10.02	-	17.93	559	—	1.25	-	1.65	22.87	-	23.37

Putnam VT Focused International Equity Class IB
2023	78	12.40	-	19.42	1,402	0.70	1.25	-	1.79	17.13	-	17.76
2022	94	10.59	-	16.49	1,415	1.80	1.25	-	1.79	(19.65)	-	(19.22)
2021	112	13.18	-	20.42	2,095	0.76	1.25	-	1.79	10.57	-	11.17
2020	121	11.92	-	18.36	2,048	0.17	1.25	-	1.79	8.10	-	8.69
2019	134	11.03	-	16.9	2,106	—	1.25	-	1.79	10.02	-	25.01

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT George Putnam Balanced Class IB
2023	110	$23.93	-	25.08	$2,837	1.25%	1.25	-	1.89%	17.65	-	18.41%
2022	117	20.34	-	21.18	2,565	0.90	1.25	-	1.89	(17.57)	-	(17.04)
2021	129	24.68	-	25.54	3,398	0.87	1.25	-	1.89	11.81	-	12.53
2020	152	22.07	-	22.69	3,539	1.18	1.25	-	1.89	13.23	-	13.96
2019	175	19.49	-	20.83	3,562	1.41	1.25	-	1.89	21.67	-	22.45

Putnam VT Global Asset Allocation Class IB
2023	49	25.88	-	29.27	1,417	1.60	1.25	-	1.99	15.16	-	16.02
2022	62	22.31	-	25.42	1,522	1.35	1.25	-	1.99	(17.69)	-	(17.08)
2021	69	26.90	-	30.88	2,057	0.70	1.25	-	1.99	11.69	-	12.53
2020	75	23.91	-	27.65	2,015	1.83	1.25	-	1.99	10.08	-	10.91
2019	86	21.55	-	25.12	2,072	1.43	1.25	-	1.99	14.81	-	15.67

Putnam VT Global Health Care Class IB
2023	42	45.10	-	49.23	2,001	0.31	1.25	-	1.99	6.98	-	7.77
2022	49	42.15	-	45.68	2,154	0.41	1.25	-	1.99	(6.56)	-	(5.86)
2021	48	45.11	-	48.53	2,249	1.10	1.25	-	1.99	17.03	-	17.91
2020	51	38.55	-	41.16	2,047	0.49	1.25	-	1.99	13.97	-	14.82
2019	56	33.82	-	35.84	1,945	—	1.25	-	1.99	27.71	-	28.66

Putnam VT Government Money Market Class IB
2023	703	8.33	-	10.70	6,522	4.35	1.25	-	1.99	2.37	-	3.13
2022	614	8.14	-	10.37	5,536	1.06	1.25	-	1.99	(0.88)	-	(0.14)
2021	687	8.21	-	10.39	6,224	0.01	1.25	-	1.99	(1.97)	-	(1.24)
2020	666	8.38	-	10.52	6,119	0.19	1.25	-	1.99	(1.80)	-	(1.06)
2019	636	8.53	-	10.63	5,951	1.55	1.25	-	1.99	(0.46)	-	0.28

Putnam VT High Yield Class IB
2023	53	26.08	-	26.56	1,514	5.37	1.25	-	1.99	9.92	-	10.74
2022	60	23.55	-	24.16	1,546	5.32	1.25	-	1.99	(13.35)	-	(12.71)
2021	68	26.97	-	27.89	2,003	4.87	1.25	-	1.99	2.89	-	3.66
2020	81	26.02	-	27.10	2,245	5.72	1.25	-	1.99	3.12	-	3.89
2019	90	25.05	-	26.28	2,383	5.97	1.25	-	1.99	12.13	-	12.97

Putnam VT Income Class IB
2023	215	13.73	-	18.43	3,452	5.91	1.25	-	1.99	2.62	-	3.39
2022	246	13.38	-	17.82	3,817	5.72	1.25	-	1.99	(15.52)	-	(14.89)
2021	271	15.84	-	20.94	4,943	1.36	1.25	-	1.99	(6.48)	-	(5.78)
2020	275	16.93	-	22.22	5,318	4.74	1.25	-	1.99	3.63	-	4.41
2019	281	16.34	-	21.28	5,193	3.30	1.25	-	1.99	9.67	-	10.49

Putnam VT International Equity Class IB
2023	151	20.96	-	22.32	3,072	0.04	1.25	-	1.89	16.28	-	17.03
2022	169	17.91	-	19.20	2,943	1.54	1.25	-	1.89	(16.37)	-	(15.83)
2021	180	21.28	-	22.95	3,740	1.12	1.25	-	1.89	6.77	-	7.46
2020	172	19.80	-	21.50	3,464	1.69	1.25	-	1.89	9.98	-	10.69
2019	201	17.89	-	20.68	3,581	1.40	1.25	-	1.89	22.80	-	23.59

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT International Value Class IB
2023	24	$16.51	-	19.91	$466	1.54%	1.25	-	1.65%	16.73	-	17.20%
2022	28	14.14	-	16.99	471	2.01	1.25	-	1.65	(8.34)	-	(7.97)
2021	30	15.43	-	18.46	536	2.02	1.25	-	1.65	13.05	-	13.50
2020	32	13.65	-	16.26	503	2.45	1.25	-	1.65	2.23	-	2.64
2019	34	13.35	-	15.84	523	2.63	1.25	-	1.65	18.24	-	18.72

Putnam VT Large Cap Growth Fund - Class IB
2023	411	24.10	-	27.54	10,160	—	1.25	-	1.89	41.76	-	42.68
2022	465	16.89	-	19.43	8,049	—	1.25	-	1.89	(31.81)	-	(31.37)
2021	508	28.49	-	30.10	12,886	—	0.83	-	1.89	20.35	-	21.64
2020	535	23.68	-	24.75	11,205	0.04	0.83	-	1.89	36.10	-	37.56
2019	584	17.40	-	17.99	8,891	0.13	0.83	-	1.89	34.17	-	35.61

Putnam VT Large Cap Value Class IB
2023	270	45.14	-	57.27	13,945	2.08	1.25	-	1.99	13.38	-	14.22
2022	304	39.81	-	50.14	13,795	1.50	1.25	-	1.99	(5.05)	-	(4.34)
2021	334	17.47	-	41.93	16,027	1.22	0.83	-	1.99	24.78	-	26.25
2020	367	13.84	-	33.60	13,894	1.73	0.83	-	1.99	3.70	-	4.93
2019	407	13.19	-	32.40	14,927	2.05	0.83	-	1.99	27.82	-	29.33

Putnam VT Mortgage Securities Class IB
2023	39	15.17	-	16.79	646	15.67	1.25	-	1.60	3.60	-	3.96
2022	40	14.64	-	16.15	645	9.49	1.25	-	1.60	(11.51)	-	(11.20)
2021	50	16.55	-	18.19	893	—	1.25	-	1.60	(5.30)	-	(4.97)
2020	54	17.47	-	19.14	1,025	9.57	1.25	-	1.60	(3.13)	-	(2.79)
2019	61	18.04	-	19.69	1,196	2.22	1.25	-	1.60	11.39	-	11.78

Putnam VT Research Class IB
2023	39	38.29	-	51.44	1,478	0.81	1.25	-	1.89	26.44	-	27.25
2022	43	30.09	-	40.68	1,293	0.57	1.25	-	1.89	(18.84)	-	(18.31)
2021	45	36.83	-	50.13	1,668	0.10	1.25	-	1.89	21.80	-	22.58
2020	52	30.05	-	41.16	1,555	0.59	1.25	-	1.89	17.66	-	18.42
2019	61	25.37	-	34.98	1,550	1.15	1.25	-	1.89	30.73	-	31.57

Putnam VT Small Cap Growth Class IB
2023	2	48.11	-	52.30	113	—	1.25	-	1.65	21.12	-	21.61
2022	3	39.72	-	43.01	133	—	1.25	-	1.65	(29.48)	-	(29.20)
2021	3	56.32	-	60.74	190	—	1.25	-	1.65	12.00	-	12.45
2020	4	50.29	-	54.02	218	—	1.25	-	1.65	45.93	-	46.52
2019	5	34.46	-	36.87	170	—	1.25	-	1.65	35.19	-	35.73

Putnam VT Small Cap Value Class IB
2023	33	52.45	-	63.15	1,890	0.17	1.25	-	1.65	21.72	-	22.21
2022	41	43.09	-	51.67	1,872	0.17	1.25	-	1.65	(14.41)	-	(14.07)
2021	45	41.35	-	50.35	2,399	0.71	0.83	-	1.65	37.60	-	38.75
2020	45	29.80	-	36.59	1,787	1.13	0.83	-	1.65	2.25	-	3.10
2019	51	28.91	-	35.78	1,946	0.68	0.83	-	1.65	22.20	-	23.21

WILTON REASSURANCE LIFE CO OF NEW YORK SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Sustainable Future Class IB
2023	7	$48.83	-	52.53	$377	—%	1.25	-	1.60%	26.48	-	26.92%
2022	8	38.60	-	41.39	320	—	1.25	-	1.60	(35.08)	-	(34.85)
2021	8	59.46	-	63.53	517	—	1.25	-	1.60	4.38	-	4.75
2020	8	56.97	-	60.65	504	0.11	1.25	-	1.60	50.19	-	50.72
2019	9	37.93	-	40.24	359	0.60	1.25	-	1.60	27.94	-	28.39

Putnam VT Sustainable Leaders Class IB
2023	208	36.71	-	60.12	7,607	0.53	1.25	-	1.99	23.61	-	24.54
2022	237	29.48	-	48.63	6,957	0.55	1.25	-	1.99	(24.44)	-	(23.87)
2021	259	38.73	-	64.36	9,999	0.14	1.25	-	1.99	21.08	-	21.99
2020	276	31.75	-	53.15	8,739	0.42	1.25	-	1.99	26.19	-	27.14
2019	308	24.97	-	42.12	7,696	0.46	1.25	-	1.99	33.65	-	34.65

Templeton Developing Markets VIP Fund - Class 2
2023	17	33.64	-	39.10	610	1.99	1.29	-	1.99	10.40	-	11.18
2022	22	30.47	-	35.17	693	2.61	1.29	-	1.99	(23.53)	-	(22.99)
2021	22	39.85	-	45.66	895	0.88	1.29	-	1.99	(7.61)	-	(6.95)
2020	23	43.13	-	49.08	1,018	4.15	1.29	-	1.99	14.86	-	15.67
2019	27	20.57	-	42.43	1,041	0.98	1.29	-	1.99	24.18	-	25.07

Templeton Foreign VIP Fund - Class 2
2023	163	16.16	-	17.08	3,700	3.14	1.25	-	1.89	18.49	-	19.26
2022	203	13.64	-	14.32	3,847	3.04	1.25	-	1.89	(9.34)	-	(8.75)
2021	225	15.05	-	15.70	4,696	1.82	1.25	-	1.89	2.20	-	2.86
2020	235	14.72	-	15.26	4,777	3.38	1.25	-	1.89	(3.02)	-	(2.39)
2019	232	15.18	-	20.87	4,824	1.73	1.25	-	1.89	10.41	-	11.13